UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05576
Name of Fund:
BlackRock Global Allocation Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Global Allocation Fund, Inc.
Institutional Shares | MALOX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.86%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Institutional Shares returned 10.25%.
  For the same period, the FTSE World Index returned 12.34% and the Reference Benchmark (a custom blended benchmark consisting of 36% S&P 500® Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 10.79%.
What contributed to performance?
In equities, holdings in the financials, information technology, industrials, consumer staples and communication services sectors contributed to absolute performance. Positions in high yield bonds, interest rate derivatives and securitized debt positively impacted returns in fixed income. Holdings in gold-related securities were additive, as well.
The Fund’s weighting in cash and cash equivalents was 5% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.
What detracted from performance?
Holdings in energy and consumer discretionary stocks detracted.
The Fund used derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from performance during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	10.25%	7.66%	5.28%
FTSE World Index	12.34	14.26	9.59
Reference Benchmark	10.79	7.80	6.25
Key Fund statistics
Net Assets	$15,913,581,433
Number of Portfolio Holdings	2,977
Net Investment Advisory Fees	$120,628,337
Portfolio Turnover Rate	138%
The Reference Benchmark is comprised of the returns of  the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%) and the FTSE Non-U.S. Dollar World Government Bond Index (16%).
Effective approximately one year from the date of the Fund’s prospectus, the Fund will no longer compare its performance to the indices comprising the Reference Benchmark.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.0%	2.1%		64.1%
United Kingdom	6.1%	0.1%		6.2%
France	3.1%	0.2%		3.3%
Japan	2.0%	0.7%		2.7%
Italy	2.5%	0.1%		2.6%
China	1.9%	0.3%		2.2%
Germany	1.9%	0.1%		2.0%
Netherlands	1.9%	—	%(c)	1.9%
Spain	1.8%	—	%(c)	1.8%
Canada	1.7%	0.1%		1.8%
Other#	10.8%	0.6%		11.4%
	95.7	4.3		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Allocation Fund, Inc.
Institutional Shares | MALOX
Annual Shareholder Report — April 30, 2025
MALOX-04/25-AR

BlackRock Global Allocation Fund, Inc.
Investor A Shares | MDLOX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$116	1.10%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor A Shares returned 10.03%.
  For the same period, the FTSE World Index returned 12.34% and the Reference Benchmark (a custom blended benchmark consisting of 36% S&P 500® Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 10.79%.
What contributed to performance?
In equities, holdings in the financials, information technology, industrials, consumer staples and communication services sectors contributed to absolute performance. Positions in high yield bonds, interest rate derivatives and securitized debt positively impacted returns in fixed income. Holdings in gold-related securities were additive, as well.
The Fund’s weighting in cash and cash equivalents was 5% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.
What detracted from performance?
Holdings in energy and consumer discretionary stocks detracted.
The Fund used derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from performance during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	10.03%	7.39%	5.00%
Investor A Shares (with sales charge)	4.25	6.24	4.43
FTSE World Index	12.34	14.26	9.59
Reference Benchmark	10.79	7.80	6.25
Key Fund statistics
Net Assets	$15,913,581,433
Number of Portfolio Holdings	2,977
Net Investment Advisory Fees	$120,628,337
Portfolio Turnover Rate	138%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Reference Benchmark is comprised of the returns of  the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%) and the FTSE Non-U.S. Dollar World Government Bond Index (16%).
Effective approximately one year from the date of the Fund’s prospectus, the Fund will no longer compare its performance to the indices comprising the Reference Benchmark..
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.0%	2.1%		64.1%
United Kingdom	6.1%	0.1%		6.2%
France	3.1%	0.2%		3.3%
Japan	2.0%	0.7%		2.7%
Italy	2.5%	0.1%		2.6%
China	1.9%	0.3%		2.2%
Germany	1.9%	0.1%		2.0%
Netherlands	1.9%	—	%(c)	1.9%
Spain	1.8%	—	%(c)	1.8%
Canada	1.7%	0.1%		1.8%
Other#	10.8%	0.6%		11.4%
	95.7	4.3		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Allocation Fund, Inc.
Investor A Shares | MDLOX
Annual Shareholder Report — April 30, 2025
MDLOX-04/25-AR

BlackRock Global Allocation Fund, Inc.
Investor C Shares | MCLOX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$199	1.90%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Investor C Shares returned 9.15%.
  For the same period, the FTSE World Index returned 12.34% and the Reference Benchmark (a custom blended benchmark consisting of 36% S&P 500® Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 10.79%.
What contributed to performance?
In equities, holdings in the financials, information technology, industrials, consumer staples and communication services sectors contributed to absolute performance. Positions in high yield bonds, interest rate derivatives and securitized debt positively impacted returns in fixed income. Holdings in gold-related securities were additive, as well.
The Fund’s weighting in cash and cash equivalents was 5% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.
What detracted from performance?
Holdings in energy and consumer discretionary stocks detracted.
The Fund used derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from performance during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	9.15%	6.56%	4.37%
Investor C Shares (with sales charge)	8.15	6.56	4.37
FTSE World Index	12.34	14.26	9.59
Reference Benchmark	10.79	7.80	6.25
Key Fund statistics
Net Assets	$15,913,581,433
Number of Portfolio Holdings	2,977
Net Investment Advisory Fees	$120,628,337
Portfolio Turnover Rate	138%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Reference Benchmark is comprised of the returns of  the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%) and the FTSE Non-U.S. Dollar World Government Bond Index (16%).
Effective approximately one year from the date of the Fund’s prospectus, the Fund will no longer compare its performance to the indices comprising the Reference Benchmark.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.0%	2.1%		64.1%
United Kingdom	6.1%	0.1%		6.2%
France	3.1%	0.2%		3.3%
Japan	2.0%	0.7%		2.7%
Italy	2.5%	0.1%		2.6%
China	1.9%	0.3%		2.2%
Germany	1.9%	0.1%		2.0%
Netherlands	1.9%	—	%(c)	1.9%
Spain	1.8%	—	%(c)	1.8%
Canada	1.7%	0.1%		1.8%
Other#	10.8%	0.6%		11.4%
	95.7	4.3		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Allocation Fund, Inc.
Investor C Shares | MCLOX
Annual Shareholder Report — April 30, 2025
MCLOX-04/25-AR

BlackRock Global Allocation Fund, Inc.
Class K Shares | MKLOX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$80	0.76%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class K Shares returned 10.38%.
  For the same period, the FTSE World Index returned 12.34% and the Reference Benchmark (a custom blended benchmark consisting of 36% S&P 500® Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 10.79%.
What contributed to performance?
In equities, holdings in the financials, information technology, industrials, consumer staples and communication services sectors contributed to absolute performance. Positions in high yield bonds, interest rate derivatives and securitized debt positively impacted returns in fixed income. Holdings in gold-related securities were additive, as well.
The Fund’s weighting in cash and cash equivalents was 5% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.
What detracted from performance?
Holdings in energy and consumer discretionary stocks detracted.
The Fund used derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from performance during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	10.38%	7.76%	5.35%
FTSE World Index	12.34	14.26	9.59
Reference Benchmark	10.79	7.80	6.25
Key Fund statistics
Net Assets	$15,913,581,433
Number of Portfolio Holdings	2,977
Net Investment Advisory Fees	$120,628,337
Portfolio Turnover Rate	138%
The Reference Benchmark is comprised of the returns of  the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%) and the FTSE Non-U.S. Dollar World Government Bond Index (16%).
Effective approximately one year from the date of the Fund’s prospectus, the Fund will no longer compare its performance to the indices comprising the Reference Benchmark.
Performance shown prior to the Class K Shares inception date of June 8, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.0%	2.1%		64.1%
United Kingdom	6.1%	0.1%		6.2%
France	3.1%	0.2%		3.3%
Japan	2.0%	0.7%		2.7%
Italy	2.5%	0.1%		2.6%
China	1.9%	0.3%		2.2%
Germany	1.9%	0.1%		2.0%
Netherlands	1.9%	—	%(c)	1.9%
Spain	1.8%	—	%(c)	1.8%
Canada	1.7%	0.1%		1.8%
Other#	10.8%	0.6%		11.4%
	95.7	4.3		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Allocation Fund, Inc.
Class K Shares | MKLOX
Annual Shareholder Report — April 30, 2025
MKLOX-04/25-AR

BlackRock Global Allocation Fund, Inc.
Class R Shares | MRLOX
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$153	1.46%
How did the Fund perform last year ?
  For the reporting period ended April 30, 2025, the Fund’s Class R Shares returned 9.63%.
  For the same period, the FTSE World Index returned 12.34% and the Reference Benchmark (a custom blended benchmark consisting of 36% S&P 500® Index; 24% FTSE World (ex U.S.) Index; 24% ICE BofA Current 5-Year U.S. Treasury Index; and 16% FTSE Non-U.S. Dollar World Government Bond Index), returned 10.79%.
What contributed to performance?
In equities, holdings in the financials, information technology, industrials, consumer staples and communication services sectors contributed to absolute performance. Positions in high yield bonds, interest rate derivatives and securitized debt positively impacted returns in fixed income. Holdings in gold-related securities were additive, as well.
The Fund’s weighting in cash and cash equivalents was 5% of net assets at the close of the period. The cash position helped manage portfolio volatility, and it served as a source of funds for new investments and redemptions. Holdings in cash and cash equivalents contributed to performance.
What detracted from performance?
Holdings in energy and consumer discretionary stocks detracted.
The Fund used derivatives, which may include options, futures, swaps and forward contracts, in an effort to enhance returns and manage the risk of adverse market movements. The Fund’s use of derivatives detracted from performance during the annual period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	9.63%	7.00%	4.64%
FTSE World Index	12.34	14.26	9.59
Reference Benchmark	10.79	7.80	6.25
Key Fund statistics
Net Assets	$15,913,581,433
Number of Portfolio Holdings	2,977
Net Investment Advisory Fees	$120,628,337
Portfolio Turnover Rate	138%
Average annual total returns reflect reductions for distribution and service fees.
The Reference Benchmark is comprised of the returns of  the S&P 500® Index (36%), the FTSE World (ex U.S.) Index (24%), the ICE BofA Current 5-Year U.S. Treasury Index (24%) and the FTSE Non-U.S. Dollar World Government Bond Index (16%).
Effective approximately one year from the date of the Fund’s prospectus, the Fund will no longer compare its performance to the indices comprising the Reference Benchmark.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.2%
Apple, Inc.	2.1%
NVIDIA Corp.	1.8%
Amazon.com, Inc.	1.7%
Alphabet, Inc.	1.5%
Eli Lilly & Co.	1.2%
Meta Platforms, Inc.	1.2%
Costco Wholesale Corp.	0.9%
Walmart, Inc.	0.8%
Bank of America Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.0%	2.1%		64.1%
United Kingdom	6.1%	0.1%		6.2%
France	3.1%	0.2%		3.3%
Japan	2.0%	0.7%		2.7%
Italy	2.5%	0.1%		2.6%
China	1.9%	0.3%		2.2%
Germany	1.9%	0.1%		2.0%
Netherlands	1.9%	—	%(c)	1.9%
Spain	1.8%	—	%(c)	1.8%
Canada	1.7%	0.1%		1.8%
Other#	10.8%	0.6%		11.4%
	95.7	4.3		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Include the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Allocation Fund, Inc.
Class R Shares | MRLOX
Annual Shareholder Report — April 30, 2025
MRLOX-04/25-AR

(b) Not Applicable

Item 2

–  Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3

–  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty Henry R. Keizer Kenneth L. Urish

   Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4	– Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Allocation Fund, Inc	$83,538	$83,130	$0	$0	$29,000	$28,960	$407	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

[1]

The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

[2]

The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

[3]

Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Global Allocation Fund, Inc	$29,407	$29,367

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5	– Audit Committee of Listed Registrant – Not Applicable

Item 6	– Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	– Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2025
2025 Annual Financial Statements and Additional Information

BlackRock Global Allocation Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.
BlackRock Global Allocation Fund, Inc.
Derivative Financial Instruments

Consolidated Schedule of Investments
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(a)(b) — 0.4%
720 East CLO VII Ltd., Series 2025-7A, Class A1, (3-mo. CME Term SOFR + 1.06%), 5.34%, 04/20/37	USD	2,600	$ 2,563,304
AGL CLO Ltd., Series 2024-32A, Class A1, (3-mo. CME Term SOFR + 1.38%), 5.65%, 07/21/37		500	500,000
Anchorage Capital CLO Ltd.
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 5.84%, 04/28/37		250	250,000
Series 2019-11A, Class C1R2, (3-mo. CME Term SOFR + 2.40%), 6.67%, 07/22/37		730	729,256
Series 2021-17A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 5.49%, 02/15/38		750	744,750
Apidos CLO XX, Series 2015-20A, Class A2RR, (3-mo. CME Term SOFR + 1.81%), 6.07%, 07/16/31		400	400,200
Apidos CLO XXII, Series 2015-22A, Class A2R, (3-mo. CME Term SOFR + 1.76%), 6.03%, 04/20/31		500	500,000
Assurant CLO I Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.41%), 6.68%, 10/20/34		720	719,096
Bain Capital Credit CLO Ltd., Series 2021-4A, Class BR, (3-mo. CME Term SOFR + 1.65%), 5.92%, 10/20/34		500	497,750
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.60%, 07/18/30		106	105,960
Battalion CLO X Ltd., Series 2016-10A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 6.09%, 01/25/35		1,465	1,463,231
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. CME Term SOFR + 1.98%), 6.26%, 04/24/34		712	709,935
BBAM U.S. CLO I Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.46%, 03/30/38		730	720,447
Benefit Street Partners CLO Ltd., Series 2015- 6BR, Class A1R, (3-mo. CME Term SOFR + 1.18%), 5.46%, 04/20/38		1,000	991,467
Bethpage Park CLO Ltd., Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.39%), 5.65%, 01/15/35		730	729,270
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.13%, 10/22/30		500	500,500
Series 2014-2A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 6.28%, 10/20/30		465	464,324
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.02%, 07/15/31		1,495	1,497,607
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.29%, 07/25/34		625	625,000
Canyon Capital CLO Ltd., Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.42%, 07/15/31		250	249,245
Cbam Ltd., Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.63%, 07/20/31		124	123,608
Security		Par (000)	Value
Cayman Islands (continued)
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 5.64%, 07/17/31	USD	142	$ 141,787
CIFC Funding II Ltd., Series 2025-2A, Class A, (3-mo. CME Term SOFR + 1.13%), 5.41%, 04/15/38		1,500	1,490,250
CIFC Funding III Ltd., Series 2024-3A, Class A1, (3-mo. CME Term SOFR + 1.48%), 5.75%, 07/21/37		700	700,775
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 6.27%, 07/16/30		250	250,475
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.17%, 07/15/36		2,475	2,473,020
Series 2025-1A, Class A, (3-mo. CME Term SOFR + 1.15%), 5.40%, 04/23/38		500	493,297
Diameter Capital CLO Ltd., Series 2025-9A, Class A, (3-mo. CME Term SOFR + 1.17%), 5.49%, 04/20/38		990	980,672
Dryden CLO Ltd.
Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.54%, 04/15/31		99	99,049
Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.13%, 07/18/30		250	249,625
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.62%, 10/20/37		400	400,000
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 10/20/37		975	965,543
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3-mo. CME Term SOFR + 1.23%), 5.49%, 10/15/30		11	10,716
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.62%, 07/15/31		41	41,557
KKR CLO Ltd., Series 17, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.60%, 04/15/34		500	500,000
LCM 36 Ltd., Series 36A, Class A1R, (3-mo. CME Term SOFR + 1.07%), 5.33%, 01/15/34		4,870	4,834,111
Madison Park Funding LXXI Ltd., Series 2025-71A, Class A1, (3-mo. CME Term SOFR + 1.14%), 5.41%, 04/23/38		730	725,255
Madison Park Funding XLII Ltd., Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.04%, 11/21/30		600	600,300
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 6.08%, 07/23/37		250	248,800
Madison Park Funding XXXVII Ltd., Series 2019- 37A, Class AR2, (3-mo. CME Term SOFR + 1.53%), 5.79%, 04/15/37		750	750,722
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.13%, 10/20/30		250	249,500
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR3, (3-mo. CME Term SOFR + 1.50%), 5.82%, 04/15/39		250	247,050
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class BR, (3-mo. CME Term SOFR + 1.50%), 5.77%, 01/20/37		250	246,825

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Cayman Islands (continued)
New Mountain CLO Ltd., Series CLO-1A, Class A1RR, (3-mo. CME Term SOFR + 1.25%), 5.51%, 01/15/38	USD	1,230	$ 1,217,759
Oak Hill Credit Partners X-R Ltd., Series 2014- 10RA, Class AR2, (3-mo. CME Term SOFR + 1.13%), 5.40%, 04/20/38		1,350	1,341,225
Oaktree CLO Ltd.
Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 0.97%), 5.23%, 01/15/35		730	722,152
Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 7.27%, 10/22/37		1,000	995,600
OCP CLO Ltd.
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 5.94%, 04/26/31		450	449,280
Series 2014-7A, Class A2RR, (3-mo. CME Term SOFR + 1.91%), 6.18%, 07/20/29		70	69,850
Octagon Investment Partners 37 Ltd., Series 2018- 2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 6.12%, 07/25/30		250	250,225
Octagon Investment Partners 46 Ltd., Series 2020- 2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.17%, 07/15/36		800	797,440
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 5.88%, 07/19/30		487	487,432
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R2, (3-mo. CME Term SOFR + 1.36%), 5.64%, 01/25/31		300	299,626
OHA Credit Funding Ltd., Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.57%, 02/24/37		575	575,000
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.63%, 05/23/31		302	301,737
Series 2016-1A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 5.97%, 07/20/37		250	247,775
Palmer Square CLO Ltd., Series 2021-1A, Class A1AR, (3-mo. CME Term SOFR + 1.15%), 5.42%, 04/20/38		1,310	1,297,559
Palmer Square Loan Funding Ltd., Series 2022-3A, Class A1BR, (3-mo. CME Term SOFR + 1.40%), 5.66%, 04/15/31		730	729,928
Park Avenue Institutional Advisers CLO Ltd., Series 2017-1A, Class A2R, (3-mo. CME Term SOFR + 1.81%), 6.13%, 02/14/34		500	494,450
Pikes Peak CLO, Series 2019-4A, Class ARR, (3-mo. CME Term SOFR + 1.21%), 5.47%, 07/15/34		350	348,459
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.66%), 5.93%, 04/20/34		250	247,350
REESE PARK CLO Ltd., Series 2020-1A, Class ARR, (3-mo. CME Term SOFR + 1.32%), 5.58%, 01/15/38		730	728,540
Regatta 31 Funding Ltd., Series 2025-1A, Class A1, (3-mo. CME Term SOFR + 1.17%), 5.40%, 03/25/38		1,100	1,094,500
Regatta VII Funding Ltd., Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 5.72%, 06/20/34		450	450,000
Security		Par (000)	Value
Cayman Islands (continued)
Regatta XVIII Funding Ltd.
Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.16%), 5.42%, 04/15/38	USD	1,500	$ 1,492,500
Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.81%, 04/15/38		600	593,880
Regatta XX Funding Ltd., Series 2021-2A, Class AR, (3-mo. CME Term SOFR + 1.18%), 5.44%, 01/15/38		1,730	1,715,571
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo. CME Term SOFR + 1.91%), 6.18%, 04/20/34		500	497,450
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 6.02%, 10/15/29		500	499,300
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.68%, 05/20/31		104	104,428
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 5.42%, 07/25/31		150	149,857
RR Ltd.
Series 2023-26A, Class A1R, (3-mo. CME Term SOFR + 1.12%), 5.38%, 04/15/38		2,000	1,983,208
Series 2024-28RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.81%, 04/15/37		5,718	5,724,337
Series 2025-38A, Class A1A, (3-mo. CME Term SOFR + 1.15%), 5.47%, 04/15/40		250	247,327
Signal Peak CLO Ltd., Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 5.83%, 04/25/37		300	299,849
Sixth Street CLO XIII Ltd., Series 2019-13A, Class D1R2, (3-mo. CME Term SOFR + 2.60%), 6.87%, 01/21/38		1,000	983,325
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, (3-mo. CME Term SOFR + 0.90%), 5.16%, 07/15/32		740	735,123
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 5.64%, 01/15/34		500	498,697
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 6.02%, 01/15/34		500	497,200
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.17%, 07/15/34		700	697,830
Trinitas CLO XIV Ltd.
Series 2020-14A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.23%, 01/25/34		1,070	1,061,226
Series 2020-14A, Class CR, (3-mo. CME Term SOFR + 2.40%), 6.68%, 01/25/34		940	935,299
Voya CLO Ltd.
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 5.68%, 10/18/31		115	114,576
Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.46%, 10/15/31		169	168,437
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.47%, 07/20/32		903	901,202
Whitebox CLO I Ltd., Series 2019-1A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 6.03%, 07/24/36		1,200	1,185,840
			66,016,628
Ireland(a) — 0.6%
AB Carval Euro CLO II-C DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.75%), 6.31%, 02/15/37(c)	EUR	2,350	2,647,989
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Arbour CLO VI DAC, Series 6X, Class DR, (3-mo. EURIBOR + 3.20%), 5.76%, 11/15/37(c)	EUR	2,720	$ 3,010,884
Arcano Euro CLO I DAC, Series 1X, Class D, (3- mo. EURIBOR + 3.40%), 5.59%, 04/25/39(c)		3,200	3,526,760
Arini European CLO IV DAC, Series 4X, Class D, (3-mo. EURIBOR + 3.50%), 6.27%, 01/15/38(c)		3,920	4,373,538
Arini European CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 01/15/39(c)		2,080	2,287,646
Aurium CLO XIII DAC, Series 13X, Class D, (3-mo. EURIBOR + 2.80%), 5.17%, 04/15/38(c)		1,440	1,572,212
Avoca CLO XV DAC, Series 15X, Class B2R, (3- mo. EURIBOR + 1.05%), 3.33%, 04/15/31(c)		134	150,941
Avoca CLO XVIII DAC, Series 18X, Class DR, (3-mo. EURIBOR + 3.05%), 5.71%, 01/15/38(c)		1,560	1,733,423
Avoca Static CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.90%), 5.18%, 01/15/35(c)		1,360	1,515,502
Capital Four CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.25%), 5.41%, 10/25/37(c)		3,200	3,558,956
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 3.88%, 04/15/33(c)		593	666,551
Contego CLO V DAC, Series 5X, Class DR, (3-mo. EURIBOR + 3.10%), 5.38%, 10/15/37(c)		2,030	2,230,211
Contego CLO VII DAC, Series 7X, Class DR, (3- mo. EURIBOR + 3.45%), 5.63%, 01/23/38(c)		2,640	2,940,562
Contego CLO XI DAC, Series 11X, Class DR, (3- mo. EURIBOR + 3.20%), 5.94%, 11/20/38(c)		2,000	2,215,946
CVC Cordatus Opportunity Loan Fund-R DAC, Series 1X, Class DR, (3-mo. EURIBOR + 2.80%), 5.21%, 08/15/33(c)		6,410	7,121,780
Fidelity Grand Harbour CLO DAC, Series 2023-1X, Class DR, (3-mo. EURIBOR + 2.70%), 5.26%, 02/15/38(c)		2,720	2,983,070
Harvest CLO XXXII DAC, Series 2032X, Class D, (3-mo. EURIBOR + 3.60%), 5.76%, 07/25/37(c)		2,002	2,215,229
Henley CLO XI DAC, Series 11X, Class D, (3-mo. EURIBOR + 2.60%), 4.96%, 04/25/39(c)		3,140	3,447,139
Henley CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.10%), 5.88%, 01/15/38(c)		1,980	2,210,745
Holland Park CLO DAC, Series 1X, Class A1RR, (3-mo. EURIBOR + 0.92%), 3.47%, 11/14/32(c)		300	339,554
Jubilee CLO DAC, Series 2024-29X, Class D, (3- mo. EURIBOR + 3.20%), 5.48%, 01/15/39(c)		3,370	3,752,727
Palmer Square European Loan Funding DAC(c)
Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 5.71%, 05/15/34		2,400	2,675,918
Series 2024-3X, Class D, (3-mo. EURIBOR + 3.05%), 5.74%, 05/15/34		1,980	2,200,777
Penta CLO DAC, Series 2024-17X, Class D, (3- mo. EURIBOR + 3.25%), 5.81%, 08/15/38(c)		2,210	2,440,555
Prodigy Finance DAC(b)
Series 2021-1A, Class B, (1 mo. Term SOFR + 2.61%), 6.94%, 07/25/51	USD	385	389,208
Series 2021-1A, Class C, (1 mo. Term SOFR + 3.86%), 8.19%, 07/25/51		223	228,424
Series 2021-1A, Class D, (1 mo. Term SOFR + 6.01%), 10.34%, 07/25/51		146	150,278
Providus CLO II DAC, Series 2X, Class DRR, (3- mo. EURIBOR + 3.20%), 5.48%, 10/15/38(c)	EUR	2,160	2,391,251
Security		Par (000)	Value
Ireland (continued)
Rockford Tower Europe CLO DAC, Series 2025- 1X, Class D, (3-mo. EURIBOR + 3.00%), 5.21%, 10/25/27(c)	EUR	2,640	$ 2,935,756
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 5.49%, 04/20/37(c)		4,300	4,743,779
Texas Debt Capital Euro CLO DAC, Series 2025- 1X, Class D, (3-mo. EURIBOR + 3.00%), 5.20%, 04/16/39(c)		3,200	3,625,122
Tikehau CLO XII DAC, Series 12X, Class D, (3-mo. EURIBOR + 3.25%), 5.49%, 10/20/38(c)		3,828	4,269,889
Victory Street CLO I DAC, Series 1X, Class D, (3-mo. EURIBOR + 3.45%), 6.23%, 01/15/38(c)		2,960	3,317,558
			83,869,880
Jersey(a)(b) — 0.0%
Bayswater Park CLO Ltd., Series 2023-1A, Class A1, (3-mo. CME Term SOFR + 1.73%), 6.00%, 01/20/37	USD	750	751,385
Milford Park CLO Ltd., Series 2022-1A, Class AR, (3-mo. CME Term SOFR + 1.16%), 5.43%, 01/20/38		1,500	1,488,750
			2,240,135
United Kingdom — 0.1%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(c)	GBP	3,106	4,322,574
Zilch Finance Ltd., (1-day SONIA + 4.00%), 8.46%, 10/26/27(a)(d)		9,450	12,594,022
			16,916,596
United States — 1.4%
AccessLex Institute, Series 2007-A, Class A3, (3- mo. CME Term SOFR + 0.56%), 4.88%, 05/25/36(a)	USD	812	803,114
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 5.54%, 04/20/31(a)(b)		481	480,772
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(b)		730	727,858
College Avenue Student Loans LLC, Series 2021-B, Class D, 3.78%, 06/25/52(b)		148	137,622
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		2,999	2,954,578
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 5.94%, 04/17/30(a)(b)		1,148	1,146,149
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(a)(b)		7,035	7,080,251
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.35%, 10/20/46(b)		11,550	11,633,506
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)		2,963	2,267,235
GreenSky Home Improvement Trust(b)
Series 2024-1, Class A4, 5.67%, 06/25/59		7,941	8,060,848
Series 2024-1, Class B, 5.87%, 06/25/59		997	1,013,532
Het 24 A Abs, 0.00%, 12/06/44(b)(d)		11,100	11,318,670
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.75%, 05/20/32(a)(b)		4,312	4,301,018
Lendmark Funding Trust, Series 2021-2A, Class D, 4.46%, 04/20/32(b)		2,210	1,971,251
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/64(b)		7,275	7,161,535

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Mariner Finance Issuance Trust(b)
Series 2024-AA, Class A, 5.13%, 09/22/36	USD	5,203	$ 5,280,128
Series 2024-AA, Class D, 6.77%, 09/22/36		861	884,324
Navient Private Education Refi Loan Trust(b)
Series 2021-DA, Class A, (Prime - 1.99%), 5.51%, 04/15/60(a)		5,378	5,319,763
Series 2021-DA, Class B, 2.61%, 04/15/60		1,502	1,343,320
Series 2021-DA, Class C, 3.48%, 04/15/60		3,950	3,646,369
Series 2024-A, Class A, 5.66%, 10/15/72		12,583	12,841,037
Nelnet Student Loan Trust(b)
Series 2021-A, Class B1, 2.85%, 04/20/62		6,099	5,343,635
Series 2021-A, Class D, 4.93%, 04/20/62		6,030	5,349,267
Series 2021-BA, Class C, 3.57%, 04/20/62		6,450	5,505,396
Series 2021-CA, Class C, 3.36%, 04/20/62		850	724,010
Series 2025-AA, Class A1B, (30-day Avg SOFR + 1.10%), 5.44%, 03/15/57(a)		12,059	11,943,370
Pagaya AI Debt Selection Trust, Series 2021-2, Class A, 3.00%, 01/25/29(b)		529	523,228
PFS Financing Corp., Series 2022-E, Class B, 5.54%, 10/30/26(b)(d)		10,000	10,030,000
Progress Residential, Series 2021-SFR3, Class F, 3.44%, 05/17/26(b)		2,736	2,676,033
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(b)(d)		27,070	25,751,691
Republic Finance Issuance Trust, Series 2024-A, Class A, 5.91%, 08/20/32(b)		8,036	8,164,640
Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(b)		941	931,427
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1 mo. Term SOFR + 4.86%), 9.19%, 10/15/41(a)(b)		9,232	9,692,898
SMB Private Education Loan Trust(b)
Series 2021-A, Class B, 2.31%, 01/15/53		1,743	1,683,616
Series 2021-A, Class C, 2.99%, 01/15/53		10,776	9,287,043
Series 2021-C, Class B, 2.30%, 01/15/53		1,185	1,147,216
Series 2021-C, Class C, 3.00%, 01/15/53		706	616,371
Series 2021-C, Class D, 3.93%, 01/15/53		206	184,386
Series 2024-D, Class A1B, (30-day Avg SOFR + 1.10%), 5.45%, 07/15/53(a)		7,230	7,154,153
SoFi Personal Loan Term(b)
Series 2023-1, Class R1, 1.00%, 10/12/30		163	7,581,228
Series 2023-1A, Class A, 6.00%, 11/12/30		5,134	5,199,498
Series 2024-1, Class R1, 0.00%, 02/12/31		148	4,229,912
Series 2024-1A, Class A, 6.06%, 02/12/31		5,920	5,956,490
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		5,203	5,290,304
			225,338,692
Total Asset-Backed Securities — 2.5% (Cost: $397,738,664)			394,381,931

	Shares
Common Stocks
Australia — 0.3%
BHP Group Ltd., Class DI	485,481	11,570,785
Brambles Ltd.	131,172	1,723,817
Fortescue Ltd	395,310	4,082,638
IREN Ltd.(e)(f)	250,421	1,530,072
Macquarie Group Ltd.	25,833	3,192,314
Security	Shares	Value
Australia (continued)
Quintis HoldCo. Pty. Ltd.(d)(e)(g)	43,735,802	$ 280
Santos Ltd.	769,280	2,957,392
Steadfast Group Ltd.	597,287	2,244,523
Telix Pharmaceuticals Ltd.(e)	47,114	819,022
Transurban Group	649,166	5,849,877
Woolworths Group Ltd.	339,262	6,847,201
		40,817,921
Austria — 0.0%
Raiffeisen Bank International AG	14,931	398,826
Belgium — 0.0%
Elia Group SA/NV	20,971	2,273,666
KBC Group NV	24,508	2,259,852
		4,533,518
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	3,726,794	8,858,700
Banco do Brasil SA	1,086,932	5,540,813
BB Seguridade Participacoes SA	614,643	4,632,174
Lojas Renner SA	1,647,221	4,240,575
MercadoLibre, Inc.(e)	7,664	17,863,634
		41,135,896
Cambodia — 0.0%
NagaCorp Ltd.(e)	970,000	412,017
Canada — 1.1%
Agnico Eagle Mines Ltd.	45,651	5,365,466
Algoma Steel Group, Inc.	547,037	2,798,094
Alimentation Couche-Tard, Inc.	119,614	6,243,598
Bank of Nova Scotia	86,557	4,330,989
Barrick Gold Corp.	478,886	9,132,390
Cameco Corp.	997,019	45,015,408
Canadian National Railway Co.	95,364	9,235,491
Canadian Natural Resources Ltd.	202,334	5,806,132
Cenovus Energy, Inc.	426,357	5,019,421
Constellation Software, Inc./Canada	2,261	8,148,440
Franco-Nevada Corp.	23,822	4,093,769
Lionsgate Studios Corp.(e)(f)	259,351	1,895,856
Power Corp. of Canada	104,352	3,949,722
Suncor Energy, Inc.	694,435	24,526,360
TC Energy Corp.	341,655	17,261,186
Thomson Reuters Corp.	77,457	14,413,205
		167,235,527
Chile — 0.0%
Wom New Holdco(d)(e)	5,047	141,316
China — 1.5%
Airtac International Group	34,000	933,851
Alibaba Group Holding Ltd.	4,664	69,634
Alibaba Group Holding Ltd., ADR	71,385	8,525,511
BYD Co. Ltd., Class H	1,809,247	85,932,371
Contemporary Amperex Technology Co. Ltd., Class A	711,999	22,745,912
Eastroc Beverage Group Co. Ltd., Class A	192,100	7,557,192
Geely Automobile Holdings Ltd.	1,366,000	2,867,646
Great Wall Motor Co. Ltd., Class A	2,811,441	8,734,231
Great Wall Motor Co. Ltd., Class H	1,284,000	1,834,824
Haidilao International Holding Ltd.(b)	793,000	1,785,483
JD.com, Inc., Class A	414,350	6,746,208
Lenovo Group Ltd.	1,246,000	1,441,094
NetEase, Inc.	521,700	11,214,647
Nongfu Spring Co. Ltd., Class H(b)	804,737	3,699,529
NXP Semiconductors NV	69,188	12,752,040
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
PDD Holdings, Inc., ADR(e)	709	$ 74,849
Prosus NV	130,579	6,122,143
Tencent Holdings Ltd.	636,294	38,973,607
Trip.com Group Ltd., ADR	278	16,399
Weichai Power Co. Ltd., Class H	2,065,000	4,028,608
Xiaomi Corp., Class B(b)(e)	426,400	2,729,898
Yum China Holdings, Inc.	60,426	2,617,050
		231,402,727
Colombia — 0.0%
Bancolombia SA, ADR, Preference Shares	15,621	629,839
Czech Republic — 0.0%
Komercni Banka A/S	15,324	744,774
Moneta Money Bank A/S(b)	92,327	570,722
		1,315,496
Denmark — 0.6%
AP Moller - Maersk A/S, Class B(f)	747	1,286,248
Carlsberg A/S, Class B	24,310	3,312,326
DSV A/S	167,874	35,582,523
Genmab A/S(e)	13,800	2,926,133
Novo Nordisk A/S, Class B	637,624	42,632,504
Vestas Wind Systems A/S	535,614	7,140,913
		92,880,647
Finland — 0.1%
Elisa OYJ	57,397	3,062,016
Kone OYJ, Class B	69,530	4,306,119
Sampo OYJ, Class A	167,570	1,678,818
		9,046,953
France — 2.0%
Accor SA	535,095	26,365,407
Airbus SE	26,858	4,557,548
AXA SA	111,757	5,285,647
BNP Paribas SA	45,517	3,856,632
Bouygues SA	135,830	5,970,449
Carrefour SA	368,936	5,690,362
Cie de Saint-Gobain SA	408,857	44,450,112
Dassault Systemes SE	246,250	9,228,499
Edenred SE	135,288	4,219,221
Eiffage SA	51,841	7,054,147
EssilorLuxottica SA	157,473	45,376,315
Hermes International SCA	26,830	73,787,328
L’Oreal SA	8,275	3,656,438
LVMH Moet Hennessy Louis Vuitton SE	38,767	21,474,178
Orange SA	486,619	7,059,889
Sanofi SA	455,958	49,878,080
SES-imagotag SA	1,528	306,435
Sodexo SA	54,856	3,482,084
Vivendi SE	767,840	2,394,478
		324,093,249
Georgia — 0.0%
Bank of Georgia Group PLC	7,853	629,912
Germany — 0.7%
Allianz SE, Registered Shares	32,191	13,313,448
Commerzbank AG	235,332	6,228,658
Evonik Industries AG	249,290	5,602,256
Fresenius Medical Care AG	37,953	1,930,881
Heidelberg Materials AG	8,120	1,623,297
Infineon Technologies AG, Class N	57,237	1,895,864
Merck KGaA	44,560	6,203,647
Northern Data AG(e)(f)	45,011	1,264,846
Security	Shares	Value
Germany (continued)
Rational AG	3,448	$ 2,958,501
Rheinmetall AG	32	54,498
RWE AG	428,615	16,644,898
SAP SE	130,721	38,247,489
Siemens Energy AG(e)	101,075	7,801,339
Symrise AG	61,623	7,107,070
		110,876,692
Greece — 0.0%
Athens International Airport SA	103,978	1,077,249
OPAP SA, Class R	26,346	585,387
		1,662,636
Hong Kong — 0.2%
AIA Group Ltd.	2,946,203	22,075,639
Orient Overseas International Ltd.	49,000	684,455
Prudential PLC	575,560	6,119,800
Techtronic Industries Co. Ltd.	492,500	4,956,511
		33,836,405
Hungary — 0.0%
OTP Bank Nyrt	28,886	2,133,751
India — 0.1%
Axis Bank Ltd.	22,224	311,738
Eicher Motors Ltd.	10,127	666,877
GAIL India Ltd.	206,215	461,002
Hindustan Aeronautics Ltd.	36,136	1,916,238
Hindustan Petroleum Corp. Ltd.	65,449	292,910
ICICI Bank Ltd.	20,956	352,255
Infosys Ltd.	157,206	2,779,077
JSW Energy Ltd., Class A	35,954	204,020
Tata Consultancy Services Ltd.	165,671	6,762,670
Think & Learn Private Ltd., (Acquired 12/11/20, Cost: $8,580,000)(d)(e)(h)	5,720	—
		13,746,787
Indonesia — 0.0%
Astra International Tbk PT	3,722,000	1,075,754
Bank Mandiri Persero Tbk PT	5,636,800	1,664,589
Bank Syariah Indonesia Tbk PT	2,813,570	483,912
Ciputra Development Tbk PT	17,330,700	960,705
Crown PropTech Acquisitions, Class A(e)	108,245	1,192,860
Mitra Adiperkasa Tbk PT	6,880,100	566,457
Telkom Indonesia Persero Tbk PT	5,781,800	911,320
		6,855,597
Ireland — 0.0%
Kingspan Group PLC	67,558	5,700,842
Israel — 0.0%
Deep Instinct Ltd.(d)(e)	346,564	20,794
Italy — 1.4%
BPER Banca SpA	792,116	6,433,633
Ferrari NV	35,672	16,329,955
FinecoBank Banca Fineco SpA	64,547	1,291,645
Intesa Sanpaolo SpA	18,278,916	97,578,063
Prysmian SpA	254,365	13,972,832
UniCredit SpA	1,520,890	88,486,687
Wizz Air Holdings PLC(b)(e)(f)	49,846	1,087,374
		225,180,189
Japan — 1.7%
Asahi Intecc Co. Ltd.	194,100	2,984,248
Canon, Inc.	104,400	3,221,755
Chugai Pharmaceutical Co. Ltd.	47,400	2,730,691
Dai-ichi Life Holdings, Inc.	785,500	5,671,661

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Daiichi Sankyo Co. Ltd.	613,227	$ 15,686,721
Daikin Industries Ltd.	121,521	13,844,064
Daiwa Securities Group, Inc.	234,000	1,538,766
Ebara Corp.	180,900	2,717,440
FANUC Corp.	71,964	1,826,422
Fast Retailing Co. Ltd.	10,600	3,486,815
FUJIFILM Holdings Corp.	498,609	10,212,694
GMO Payment Gateway, Inc.	53,000	3,319,564
Hoya Corp.	44,300	5,212,607
Isetan Mitsukoshi Holdings Ltd.	246,800	3,172,483
J Front Retailing Co. Ltd.	144,400	1,767,477
Japan Exchange Group, Inc.	473,600	5,269,161
Japan Post Bank Co. Ltd.	1,112,600	11,439,690
Kakaku.com, Inc.	148,400	2,624,582
Kansai Paint Co. Ltd.	111,286	1,677,446
Kawasaki Kisen Kaisha Ltd.	292,400	4,010,063
KDDI Corp.	100,800	1,786,540
Keyence Corp.	11,100	4,640,816
Kuraray Co. Ltd.	233,500	2,727,627
LY Corp.	1,185,000	4,481,694
Mazda Motor Corp.	471,900	2,821,400
MISUMI Group, Inc.	157,100	2,200,854
Mitsubishi Chemical Group Corp.	388,100	1,886,770
Mitsubishi Corp.	166,900	3,168,860
Mitsubishi Electric Corp.	497,779	9,629,731
Mitsubishi UFJ Financial Group, Inc.	1,011,749	12,747,148
Mitsui & Co. Ltd.	207,700	4,199,927
MS&AD Insurance Group Holdings, Inc.	127,200	2,891,230
Murata Manufacturing Co. Ltd.	280,300	3,993,310
Nexon Co. Ltd.	408,600	6,410,801
NIDEC Corp.	639,800	11,370,091
Nikon Corp.	221,800	2,132,706
Nippon Paint Holdings Co. Ltd.	575,096	4,381,522
Nippon Yusen KK	62,300	2,035,522
Nissan Chemical Corp.	103,600	3,030,157
Nomura Holdings, Inc.	437,600	2,438,990
Obayashi Corp.	207,900	3,225,605
Rakus Co. Ltd.	150,095	2,280,664
Rakuten Group, Inc.(e)	521,200	3,073,166
Rohto Pharmaceutical Co. Ltd.	128,200	2,144,426
Ryohin Keikaku Co. Ltd.	600	20,280
Santen Pharmaceutical Co. Ltd.	195,607	1,981,183
Shimizu Corp.	350,900	3,748,695
Socionext, Inc.	839,600	9,030,378
Sojitz Corp.	117,500	2,779,795
Sumitomo Mitsui Financial Group, Inc.	460,300	10,981,475
Suzuki Motor Corp.	594,100	7,119,491
Tokio Marine Holdings, Inc.	275,100	11,026,655
Tokyo Electron Ltd.	22,100	3,290,653
TOTO Ltd.	59,600	1,571,560
Toyota Motor Corp.	154,900	2,958,499
Toyota Tsusho Corp.	272,600	5,417,304
Trend Micro, Inc./Japan	42,338	3,037,777
Unicharm Corp.	525,500	4,879,340
Yamaha Motor Co. Ltd.	543,099	4,265,355
		274,222,347
Kazakhstan — 0.0%
Halyk Savings Bank of Kazakhstan JSC, GDR	28,078	682,106
Kaspi.KZ JSC, ADR	16,409	1,442,187
		2,124,293
Security	Shares	Value
Macau — 0.0%
Wynn Macau Ltd.	5,034,601	$ 3,351,625
Malaysia — 0.0%
CIMB Group Holdings Bhd	249,900	412,811
Frontken Corp. Bhd.	949,200	772,355
		1,185,166
Mexico — 0.1%
Cemex SAB de CV	7,231,163	4,461,746
Fresnillo PLC	215,798	2,892,246
Grupo Aeroportuario del Sureste SAB de C.V., Class B	28,062	888,932
Grupo Financiero Banorte SAB de CV, Class O	1,264,282	10,864,425
		19,107,349
Netherlands — 0.8%
Adyen NV(b)(e)	6,346	10,269,179
Argenx SE(e)	9,429	6,095,370
Argenx SE, ADR(e)	6,424	4,144,379
ASML Holding NV	139,172	93,167,566
ING Groep NV	472,496	9,175,551
Koninklijke KPN NV	2,149,658	9,999,894
Koninklijke Vopak NV	29,704	1,228,280
		134,080,219
Norway — 0.1%
DNB Bank ASA	281,591	7,039,241
Equinor ASA	199,856	4,523,865
Kongsberg Gruppen ASA	35,219	5,674,087
Telenor ASA	250,508	3,762,626
		20,999,819
Peru — 0.1%
Credicorp Ltd.	40,663	8,221,652
Philippines — 0.0%
Ayala Land, Inc.	1,692,300	759,164
Bloomberry Resorts Corp.	2,810,000	171,553
DigiPlus Interactive Corp.	978,700	698,403
International Container Terminal Services, Inc.	95,460	583,851
Metropolitan Bank & Trust Co.	544,950	750,753
		2,963,724
Poland — 0.1%
LPP SA	454	1,858,110
Powszechny Zaklad Ubezpieczen SA	422,351	6,589,013
		8,447,123
Portugal — 0.0%
Jeronimo Martins SGPS SA	41,646	1,007,932
Romania — 0.0%
Banca Transilvania SA	106,777	687,217
Saudi Arabia — 0.0%
Al Rajhi Bank	96,187	2,498,741
Elm Co.	2,653	734,142
Etihad Etisalat Co.	98,839	1,654,805
Saudi Basic Industries Corp.	30,178	490,771
Saudi National Bank	39,569	377,014
Yanbu National Petrochemical Co.	71,965	613,558
		6,369,031
Singapore — 0.1%
Sea Ltd., Class A, ADR(e)	48,243	6,466,974
STMicroelectronics NV	356,972	8,115,084
UOL Group Ltd.	184,154	814,638
		15,396,696
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa — 0.1%
FirstRand Ltd.	427,159	$ 1,672,473
Harmony Gold Mining Co. Ltd.	357,104	5,610,951
Kumba Iron Ore Ltd.	58,550	1,018,261
Mr. Price Group Ltd.	187,882	2,401,295
		10,702,980
South Korea — 0.3%
Fila Holdings Corp.	20,577	535,088
GS Engineering & Construction Corp.	86,904	1,117,142
HD Hyundai MIPO	24,713	2,903,116
KakaoBank Corp.	92,334	1,447,265
KB Financial Group, Inc.	107,171	6,773,067
Kia Corp.	62,702	3,984,917
Krafton, Inc.(e)	17,281	4,524,201
KT&G Corp.	41,021	3,310,980
NAVER Corp.	32,849	4,622,038
Samsung C&T Corp.	21,775	1,873,943
Samsung Electronics Co. Ltd.	169,171	6,600,635
Samsung Life Insurance Co. Ltd.	27,038	1,641,683
SK Hynix, Inc.	27,983	3,491,525
		42,825,600
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA	1,526,213	20,945,806
Banco de Sabadell SA	2,143,691	6,254,826
Bankinter SA	559,990	6,523,288
CaixaBank SA	1,995,348	15,292,758
Cellnex Telecom SA(b)	998,376	40,403,627
Industria de Diseno Textil SA	110,286	5,930,628
Repsol SA	357,135	4,365,499
		99,716,432
Sweden — 0.2%
Atlas Copco AB, Class A	283,416	4,386,910
Boliden AB(e)	111,005	3,401,197
Evolution AB(b)	80,584	5,582,424
SSAB AB, A Shares	199,977	1,263,621
SSAB AB, B Shares	384,213	2,388,226
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $3,635,023)(d)(e)(h)	30,817	1
Volvo AB, Class B	297,985	8,100,282
		25,122,661
Switzerland — 0.5%
ABB Ltd., Class N, Registered Shares	112,847	5,959,534
Alcon AG	67,172	6,526,464
Belimo Holding AG, Registered Shares	4,886	4,151,446
Galderma Group AG	117,541	13,651,871
Geberit AG, Registered Shares	17,490	12,115,678
Kuehne and Nagel International AG, Registered Shares	34,780	8,009,730
Logitech International SA, Registered Shares	101,435	7,708,053
Partners Group Holding AG	3,114	4,080,185
SGS SA, Registered Shares	32,501	3,174,086
TE Connectivity PLC	26,070	3,816,127
Zurich Insurance Group AG	1,865	1,322,789
		70,515,963
Taiwan — 0.9%
ASMedia Technology, Inc.	44,000	2,326,456
Compal Electronics, Inc.	1,390,896	1,198,497
Elite Material Co. Ltd.	60,000	1,044,206
Genius Electronic Optical Co. Ltd.	328,713	3,860,932
Global Unichip Corp.	100,000	3,212,519
MediaTek, Inc.	244,200	10,376,807
Quanta Computer, Inc.	421,046	3,163,187
Security	Shares	Value
Taiwan (continued)
Realtek Semiconductor Corp.	517,208	$ 8,502,415
Taiwan Semiconductor Manufacturing Co. Ltd.	3,509,000	99,425,940
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24,000	4,000,560
Wan Hai Lines Ltd.	627,000	1,629,681
Yang Ming Marine Transport Corp.	1,577,000	3,369,225
		142,110,425
Thailand — 0.0%
CP ALL PCL	896,900	1,382,738
True Corp. PCL, NVDR(e)	1,974,800	714,946
		2,097,684
Turkey — 0.0%
Akbank TAS, Class A	435,141	552,942
Eldorado Gold Corp.(e)	75,012	1,413,226
Turkiye Is Bankasi A/S, Class C	3,726,072	1,003,227
		2,969,395
United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	175,230	555,277
Air Arabia PJSC	690,487	656,984
Aldar Properties PJSC	333,052	750,018
Borouge PLC	1,045,131	734,747
Emaar Development PJSC	138,231	503,745
Emaar Properties PJSC	674,383	2,409,740
Jawbone Health Hub, Inc., (Acquired 01/24/17, Cost: $0)(d)(e)(h)	303	—
NMC Health PLC(d)(e)	1,077,976	14
		5,610,525
United Kingdom — 3.6%
Admiral Group PLC	154,249	6,708,669
Auto Trader Group PLC(b)	403,779	4,536,399
BAE Systems PLC	4,790,609	111,058,951
British American Tobacco PLC	349,434	15,220,767
Compass Group PLC	2,225,251	75,023,941
Flutter Entertainment PLC(e)	77,296	18,627,563
Genius Sports Ltd.(e)(f)	635,957	6,861,976
Imperial Brands PLC	113,413	4,653,682
J Sainsbury PLC	1,793,702	6,375,020
Lloyds Banking Group PLC	3,886,179	3,818,084
Marks & Spencer Group PLC	1,004,560	5,220,240
National Grid PLC	6,856,765	98,971,236
NatWest Group PLC	1,240,131	7,976,880
RELX PLC	1,856,415	101,314,112
Rolls-Royce Holdings PLC	1,460,067	14,779,486
Shell PLC	2,745,012	89,296,620
Teya Services Ltd., (Acquired 11/16/21, Cost: $10,172,087)(d)(e)(h)	5,237	1,265,102
		571,708,728
United States — 42.8%
AbbVie, Inc.	54,600	10,652,460
Accenture PLC, Class A	22,950	6,865,493
Adobe, Inc.(e)(i)	130,515	48,940,515
AES Corp.	518,808	5,188,080
Agilent Technologies, Inc.	47,109	5,068,928
Air Products and Chemicals, Inc.	105,617	28,631,713
Airbnb, Inc., Class A(e)	87,836	10,708,965
Alphabet, Inc., Class C	1,424,794	229,235,107
Altria Group, Inc.	246,278	14,567,344
Amazon.com, Inc.(e)(i)	1,425,913	262,966,875
AMC Networks, Inc., Class A(e)	90,448	578,867
Amcor PLC	743,405	6,839,326
Amentum Holdings, Inc.(e)	270,225	5,896,310

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
American Express Co.	87,047	$ 23,190,191
Amphenol Corp., Class A	62,474	4,807,374
ANSYS, Inc.(e)	48,089	15,478,887
Aon PLC, Class A	6,742	2,391,994
Apollo Global Management, Inc.	327,011	44,630,461
Apple, Inc.	1,506,265	320,081,312
Applied Materials, Inc.	70,537	10,630,631
Arista Networks, Inc.(e)	164,009	13,493,020
ARM Holdings PLC, ADR(e)(f)	47,819	5,453,757
AT&T, Inc.	285,069	7,896,411
Atlassian Corp., Class A(e)	23,054	5,263,459
Autodesk, Inc.(e)	29,953	8,214,610
Automatic Data Processing, Inc.	38,479	11,566,787
Avaya Holdings Corp.(e)	1,123	6,177
Bank of America Corp.	3,027,553	120,738,814
Berkshire Hathaway, Inc., Class B(e)	6,457	3,443,195
Boeing Co.(e)	472,655	86,609,302
Booking Holdings, Inc.	2,385	12,161,783
Boston Scientific Corp.(e)	973,947	100,189,928
BP PLC	726,231	3,353,292
Broadcom, Inc.	613,623	118,104,019
Brown-Forman Corp., Class B	44,623	1,554,665
Cadence Design Systems, Inc.(e)	84,358	25,116,751
Caesars Entertainment, Inc.(e)	83,482	2,259,023
Capital One Financial Corp.	631,475	113,829,683
CarMax, Inc.(e)	152,343	9,852,022
Carrier Global Corp.	62,178	3,888,612
Cheniere Energy, Inc.	60,130	13,896,644
Chevron Corp.	255,420	34,752,445
Cintas Corp.	29,737	6,294,728
Citigroup, Inc.	1,639,010	112,075,504
Clorox Co.	43,086	6,131,138
Comcast Corp., Class A	214,092	7,321,946
Comerica, Inc.	11,752	631,670
CommScope Holding Co., Inc.(e)	592,552	2,216,144
Confluent, Inc., Class A(e)	1,545,274	36,792,974
ConocoPhillips	101,234	9,021,974
Consolidated Edison, Inc.	58,806	6,630,377
Coreweave, Inc., Class A(e)(f)	44,509	1,838,222
Coreweave, Inc., (Acquired 10/03/24, Cost: $5,187,989)(e)(h)	110,400	4,559,520
Corpay, Inc.(e)	10,229	3,328,210
Costco Wholesale Corp.	141,910	141,129,495
Coterra Energy, Inc.	89,692	2,202,836
Crescent Midstream Operating LLC(e)(j)	5,696,000	5,696,000
CRH PLC	697,533	66,558,599
Crowdstrike Holdings, Inc., Class A(e)	33,538	14,383,442
Crown PropTech Acquisitions(d)(e)	186,720	250,205
Crown PropTech Acquisitions Unvested(d)(e)	94,715	1
CSL Ltd.	26,590	4,268,039
CSX Corp.	359,156	10,081,509
CyberArk Software Ltd.(e)	154,510	54,412,242
D.R. Horton, Inc.	137,280	17,343,955
Danaher Corp.	93,392	18,615,827
Davidson Kempner Merchant Co-Investment Fund LP, (Acquired 06/30/21, Cost: $0)(e)(h)(j)	— (k)	23,068,689
Deckers Outdoor Corp.(e)	12,003	1,330,292
Delta Air Lines, Inc.	471,227	19,617,180
Dexcom, Inc.(e)	130,649	9,325,726
DF Residential III LP(d)(e)	7,791,330	8,336,723
Digital Realty Trust, Inc.	11,529	1,850,866
Discover Financial Services	64,766	11,830,805
DoorDash, Inc., Class A(e)	60,044	11,581,887
Security	Shares	Value
United States (continued)
Duke Energy Corp.	109,400	$ 13,348,988
DuPont de Nemours, Inc.	104,600	6,902,554
Edison International	80,450	4,304,880
Edwards Lifesciences Corp.(e)	43,242	3,264,339
Electronic Arts, Inc.	57,500	8,342,675
Eli Lilly & Co.	213,645	192,056,173
Enterprise Products Partners LP	142,671	4,265,863
EOG Resources, Inc.	120,685	13,315,176
EPAM Systems, Inc.(e)	6,073	952,914
Epic Games, Inc., (Acquired 07/02/20, Cost: $33,724,034)(d)(e)(h)	61,803	39,777,029
EQT Corp.	806,373	39,867,081
Erie Indemnity Co., Class A	9,220	3,306,476
Eversource Energy	94,197	5,602,838
Expeditors International of Washington, Inc.	42,598	4,681,946
Experian PLC	79,053	3,932,969
Fair Isaac Corp.(e)	4,186	8,328,800
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $40,652,984)(d)(e)(h)	599,248	34,750,392
Farmer’s Business Network, Inc.(d)(e)	310,205	393,960
Fifth Third Bancorp	124,538	4,475,896
First Citizens BancShares, Inc., Class A	2,099	3,734,415
First Horizon Corp.	65,871	1,190,948
Flagstar Financial, Inc.(f)	1,082,570	12,676,895
Flowco Holdings, Inc., Class A(e)(f)	306,734	5,926,101
Fluid Quip Technologies LLC(d)(e)	2,439,185	3,975,872
Formentera Partners Fund II LP(d)(j)	— (k)	10,770,291
Fox Corp., Class A	249,794	12,437,243
Freeport-McMoRan, Inc.	1,000,400	36,044,412
Freewire Equity(d)(e)	166	—
Garmin Ltd.	30,672	5,731,677
GE HealthCare Technologies, Inc.(e)	121,588	8,551,284
GE Vernova, Inc.	27,740	10,286,547
General Electric Co.	68,729	13,851,643
General Motors Co.	153,299	6,935,247
Gilead Sciences, Inc.	30,840	3,285,694
Global Payments, Inc.	87,490	6,676,362
Grand Rounds, Inc., (Acquired 02/11/22, Cost: $31,181,561)(d)(e)(h)	11,562,554	7,862,537
GSK PLC	462,226	9,144,076
Healthpeak Properties, Inc.	415,859	7,418,925
Hess Corp.	166,066	21,430,817
Hewlett Packard Enterprise Co.	103,094	1,672,185
Hilton Worldwide Holdings, Inc.	67,755	15,277,397
Holcim AG	62,143	6,944,349
Home Depot, Inc.	193,164	69,633,690
Honeywell International, Inc.	18,318	3,855,939
Howmet Aerospace, Inc.	102,128	14,152,898
HP, Inc.	823,320	21,052,292
IDEXX Laboratories, Inc.(e)	15,688	6,787,413
iHeartMedia, Inc., Class A(e)	10,778	11,101
Intuit, Inc.	149,125	93,571,464
Intuitive Surgical, Inc.(e)	147,514	76,087,721
Invesco Ltd.	499,507	6,958,133
Jabil, Inc.	61,224	8,972,989
James Hardie Industries PLC(e)	178,543	4,190,796
JPMorgan Chase & Co.	465,325	113,827,801
Karman Holdings, Inc.(e)	194,471	6,952,338
Lam Research Corp.	173,113	12,407,009
Landsea Homes Corp.(e)	305,374	1,862,781
Latch, Inc.(e)	520,854	72,920
Leidos Holdings, Inc.	10,275	1,512,275
Liberty Media Corp.-Liberty Live, Class C(e)	34,538	2,469,812
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Lions Gate Entertainment Corp., Class A(e)	321,585	$ 2,855,675
Lions Gate Entertainment Corp., Class B(e)	82,318	656,898
Live Nation Entertainment, Inc.(e)	362,819	48,055,377
Lockheed Martin Corp.	48,618	23,227,249
Lookout, Inc., (Acquired 03/04/15, Cost: $2,002,652)(d)(e)(h)	175,316	2
Lululemon Athletica, Inc.(e)	26,758	7,245,264
Lumen Technologies, Inc.(e)	709,491	2,511,598
LyondellBasell Industries NV, Class A	75,885	4,417,266
Marathon Petroleum Corp.	30,332	4,167,920
MarketAxess Holdings, Inc.	20,870	4,624,583
Marriott International, Inc., Class A	23,431	5,590,168
Marsh & McLennan Cos., Inc.	498,076	112,301,196
Marvell Technology, Inc.	241,667	14,106,103
Masimo Corp.(e)(f)	132,445	21,318,347
Mastercard, Inc., Class A	185,682	101,764,877
Match Group, Inc.	308,248	9,142,636
McKesson Corp.	116,825	83,271,692
Medtronic PLC	754,742	63,971,932
Melange Secondaries(d)(e)(j)	— (k)	6,937,382
Merck & Co., Inc.	181,637	15,475,472
Meta Platforms, Inc., Class A	342,084	187,804,116
Mettler-Toledo International, Inc.(e)	5,260	5,631,198
Microchip Technology, Inc.	125,100	5,764,608
Micron Technology, Inc.	700,541	53,906,630
Microsoft Corp.	867,359	342,832,318
Molson Coors Beverage Co., Class B	109,676	6,309,660
Morgan Stanley	111,404	12,858,250
Mosaic Co.	63,408	1,927,603
MSCI, Inc., Class A	35,474	19,337,232
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $6,129,222)(d)(e)(h)	8,922	—
NetApp, Inc.	47,415	4,255,496
Netflix, Inc.(e)	87,352	98,858,005
NextEra Energy, Inc.	1,071,990	71,694,691
Northern Trust Corp.	46,846	4,402,587
Northrop Grumman Corp.	4,128	2,008,272
NRG Energy, Inc.	91,453	10,021,420
Nucor Corp.	44,769	5,344,076
Nutanix, Inc., Class A(e)	53,157	3,651,886
NVIDIA Corp.(i)	2,627,465	286,183,488
Omnicom Group, Inc.	35,014	2,666,666
Opendoor Technologies, Inc.(e)(f)	744,088	564,242
Oracle Corp.	674,351	94,894,673
Palladyne AI Corp(e)(f)	27,356	166,324
Palo Alto Networks, Inc.(e)	64,738	12,101,474
Paramount Global, Class B	90,045	1,057,128
PepsiCo, Inc.	164,965	22,365,955
Philip Morris International, Inc.	39,922	6,841,034
Phillips 66	23,914	2,488,491
Playstudios, Inc., Class A(e)	831,348	1,055,812
PNC Financial Services Group, Inc.	133,764	21,494,537
Principal Financial Group, Inc.	36,910	2,736,877
Procter & Gamble Co.	68,026	11,058,987
Progressive Corp.	338,615	95,401,390
QUALCOMM, Inc.	38,455	5,709,029
Regeneron Pharmaceuticals, Inc.	4,061	2,431,564
ResMed, Inc.	18,960	4,485,746
Roche Holding AG	25,922	8,476,140
Rockwell Automation, Inc.	25,290	6,263,827
Security	Shares	Value
United States (continued)
Royal Caribbean Cruises Ltd.	19,128	$ 4,110,798
RTX Corp.	16,987	2,142,570
S&P Global, Inc.	36,742	18,372,837
SailPoint, Inc.(e)	278,959	4,786,936
Salesforce, Inc.	250,198	67,230,705
Samsara, Inc., Class A(e)	85,548	3,392,834
Sarcos Technology & Robotics Corp.(e)	607,934	3,696,240
Schneider Electric SE	10,155	2,372,673
Screaming Eagle Acquisition Crop., (Acquired 05/14/24, Cost: $2,667,489)(e)(h)	262,419	1,918,283
ServiceTitan, Inc., Class A(e)(f)	50,433	5,830,559
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $1,060,929)(d)(e)(h)	70,636	604,644
Snowflake, Inc., Class A(e)	111,417	17,769,897
Solaris Energy Infrastructure, Inc., Class A	543,677	11,493,332
Sonder Holdings, Inc., Class A(e)	103,334	227,335
Source Global PBC(d)(e)	139,669	11,174
Space Exploration Technologies Corp., Class A, (Acquired 08/21/23, Cost: $8,130,699)(d)(e)(h)	100,379	18,570,115
Space Exploration Technologies Corp., Class C, (Acquired 08/21/23, Cost: $8,726,616)(d)(e)(h)	107,736	19,931,160
Spotify Technology SA(e)	20,715	12,718,596
Starbucks Corp.	21,162	1,694,018
State Street Corp.	146,861	12,938,454
Stellantis NV	320,881	2,985,935
Stryker Corp.	203,099	75,942,778
Synchrony Financial	163,849	8,511,956
T Rowe Price Group, Inc.	121,281	10,739,433
Take-Two Interactive Software, Inc.(e)	40,352	9,414,929
Tenaris SA	229,095	3,820,145
Tesla, Inc.(e)	175,896	49,630,815
Texas Instruments, Inc.	62,078	9,935,584
Textron, Inc.	47,476	3,340,886
Thermo Fisher Scientific, Inc.	31,707	13,602,303
TJX Cos., Inc.	497,117	63,969,016
T-Mobile U.S., Inc.	48,944	12,086,721
Toll Brothers, Inc.	137,382	13,857,722
Trane Technologies PLC	199,549	76,489,127
TransDigm Group, Inc.	76,204	107,681,586
U.S. Steel Corp.	153,861	6,725,264
Uber Technologies, Inc.(e)	332,076	26,901,477
Ulta Beauty, Inc.(e)	35,901	14,203,872
Union Pacific Corp.	324,529	69,987,924
United Airlines Holdings, Inc.(e)	238,249	16,396,296
UnitedHealth Group, Inc.	168,559	69,351,915
Universal Health Services, Inc., Class B	36,186	6,407,455
Valero Energy Corp.	345,714	40,133,938
Ventas, Inc.	67,322	4,717,926
Venture Global, Inc., Class A	112,575	944,504
Verizon Communications, Inc.	457,847	20,172,739
Vertex Pharmaceuticals, Inc.(e)	13,348	6,800,806
Vertiv Holdings Co., Class A	612,842	52,324,450
Viper Energy, Inc., Class A	111,087	4,480,139
Visa, Inc., Class A	59,507	20,559,668
Vistra Corp.	391,918	50,804,330
Walmart, Inc.	1,252,452	121,800,957
Walt Disney Co.	669,631	60,902,939
Warner Bros Discovery, Inc., Class A(e)	231,587	2,007,859
Waste Management, Inc.	29,599	6,907,223
Waters Corp.(e)	9,652	3,356,290

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Wells Fargo & Co.	1,397,981	$ 99,270,631
Williams Cos., Inc.	467,435	27,377,668
Zoetis, Inc., Class A	102,352	16,007,853
		6,802,856,483
Total Common Stocks — 60.3% (Cost: $6,966,968,504)		9,589,088,606

		Par (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance PLC, 8.13%, 01/23/30(b)	USD	636	608,970
Australia — 0.3%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		1,237	1,145,598
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(c)		200	208,365
Insurance Australia Group Ltd., 5.80%, 06/15/37(a)(c)	AUD	440	273,922
Mineral Resources Ltd.(b)
9.25%, 10/01/28	USD	799	755,625
8.50%, 05/01/30		2,257	2,050,268
NSW Electricity Networks Finance Pty. Ltd., 6.16%, 03/11/55(a)(c)	AUD	470	298,566
Oceana Australian Fixed Income Trust, A Note Upsize(d)
12.00%, 07/31/25		6,515	4,183,617
12.50%, 07/31/26		9,773	6,424,737
12.50%, 07/31/27		16,288	10,916,342
10.50%, 07/31/28		13,715	8,840,492
Pacific National Finance Pty. Ltd., 7.75%, 12/11/54(a)(c)		480	300,586
Quintis Australia Pty. Ltd.(b)(d)(e)(g)(l)(m)
(12.00% PIK), 12.00%, 10/01/28	USD	82,685	8
(7.50% Cash or 8.00% PIK), 7.50%, 10/01/26		92,389	10,855,729
Scentre Group Trust 1, 6.13%, 03/31/55(a)(c)	AUD	400	252,236
			46,506,091
Austria — 0.0%
ams-OSRAM AG, 2.13%, 11/03/27(c)(n)	EUR	4,700	4,618,915
Belgium — 0.1%
Anheuser-Busch InBev SA/NV, 4.00%, 09/24/25(c)	GBP	733	973,394
KBC Group NV, (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)(c)		700	888,726
Ontex Group NV, 5.25%, 04/15/30(c)	EUR	561	645,856
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	5,400	5,264,762
			7,772,738
Brazil — 0.1%
3R Lux SARL, 9.75%, 02/05/31(b)		343	336,998
Braskem Netherlands Finance BV, 8.00%, 10/15/34(b)		1,215	1,077,401
LD Celulose International GmbH, 7.95%, 01/26/32(b)		680	696,490
MC Brazil Downstream Trading SARL
7.25%, 06/30/31(b)		586	452,851
7.25%, 06/30/31(c)		407	314,554
Security		Par (000)	Value
Brazil (continued)
Raizen Fuels Finance SA(b)
6.45%, 03/05/34	USD	935	$ 926,351
6.95%, 03/05/54		475	448,875
Samarco Mineracao SA(m)
(9.00% PIK), 9.50%, 06/30/31(c)		422	395,659
(9.00% PIK), 9.50%, 06/30/31(b)		193	181,416
Suzano Austria GmbH, 3.13%, 01/15/32		654	557,764
Trident Energy Finance PLC, 12.50%, 11/30/29(c)		562	531,967
Vale Overseas Ltd., 6.40%, 06/28/54		676	650,292
			6,570,618
Canada — 0.4%
Air Canada Pass-Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(b)		5,740	6,027,000
Bombardier, Inc.(b)
6.00%, 02/15/28		319	315,461
7.50%, 02/01/29		209	215,289
7.25%, 07/01/31		741	758,677
7.00%, 06/01/32		496	501,819
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		1,127	981,110
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
4.38%, 01/15/28		100	96,810
4.00%, 10/15/30		2,140	1,947,469
Garda World Security Corp.(b)
4.63%, 02/15/27		111	109,101
7.75%, 02/15/28		813	839,225
HR Ottawa LP, 11.00%, 03/31/31(b)		49,069	52,323,767
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)		746	757,287
Toronto-Dominion Bank, 2.88%, 04/05/27(c)	GBP	733	943,392
			65,816,407
Cayman Islands — 0.0%
Al Rajhi Sukuk Ltd., (6 year USD CMT + 1.59%), 6.25%(a)(c)(o)	USD	1,942	1,957,779
Chile(b) — 0.1%
AES Andes SA
6.30%, 03/15/29		481	488,216
(5-year CMT + 3.84%), 8.15%, 06/10/55(a)		990	1,011,780
Banco de Credito e Inversiones SA, (5-year CMT + 4.94%), 8.75%(a)(o)		420	435,225
Empresa Nacional del Petroleo, 5.95%, 07/30/34		605	609,537
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(m)(n)		2,673	2,666,184
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(m)		1,524	1,539,502
			6,750,444
China — 0.1%
Alibaba Group Holding Ltd., 0.50%, 06/01/31(b)(n)		4,238	5,568,732
CFAMC III Co. Ltd., (5-year CMT + 6.98%), 4.25%(a)(c)(o)		300	297,000
Fantasia Holdings Group Co. Ltd.(c)(e)(l)
11.75%, 04/17/22		2,110	52,750
7.95%, 07/05/22		510	12,750
10.88%, 01/09/23		3,132	86,130
9.25%, 07/28/23		902	22,550
9.88%, 10/19/23		481	12,025
Far East Horizon Ltd.(c)
6.63%, 04/16/27		430	431,251
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
China (continued)
Far East Horizon Ltd.(c) (continued)
5.88%, 03/05/28	USD	500	$ 492,655
6.00%, 10/01/28		830	817,550
Fortune Star BVI Ltd., 3.95%, 10/02/26(c)	EUR	1,500	1,613,751
GLP China Holdings Ltd., 2.95%, 03/29/26(c)	USD	230	212,608
			9,619,752
Colombia — 0.0%
ABRA Global Finance, (6.00% Cash & 8.00% PIK), 14.00%, 10/22/29(b)(m)		876	592,004
Bancolombia SA, (5-year CMT + 4.32%), 8.63%, 12/24/34(a)		583	603,376
Ecopetrol SA, 8.88%, 01/13/33		1,323	1,323,807
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		1,019	797,368
SierraCol Energy Andina LLC, 6.00%, 06/15/28(c)		315	289,485
			3,606,040
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(b)		637	672,232
Cyprus — 0.0%
ASG Finance Designated Activity Co., 9.75%, 05/15/29(b)		690	648,600
Czech Republic — 0.0%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(c)	EUR	4,000	4,769,301
Denmark — 0.0%
SGL Group ApS, (3-mo. EURIBOR + 4.25%), 6.78%, 02/24/31(a)(c)		1,337	1,471,917
Finland(c) — 0.0%
Citycon Treasury BV
2.38%, 01/15/27		538	591,738
5.00%, 03/11/30		575	651,863
			1,243,601
France — 0.6%
Afflelou SAS, 6.00%, 07/25/29(c)		2,674	3,137,432
Altice France SA(c)
3.38%, 01/15/28		870	792,160
4.13%, 01/15/29		733	669,789
4.25%, 10/15/29		730	667,580
Atos SE, 1.00%, 12/18/32(c)(p)		2,357	1,014,502
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 5.99%, 07/18/30(a)(c)		2,919	3,294,803
BNP Paribas SA(c)
3.38%, 01/23/26	GBP	733	968,257
1.88%, 12/14/27		700	865,775
Elior Group SA, 5.63%, 03/15/30(c)	EUR	1,030	1,181,421
ELO SACA, 2.88%, 01/29/26(c)		1,400	1,558,236
Eutelsat SA(c)
2.25%, 07/13/27		700	737,669
1.50%, 10/13/28		2,000	1,869,839
Forvia SE, 2.75%, 02/15/27(c)		12,215	13,351,786
Goldstory SAS
6.75%, 02/01/30(b)		3,678	4,265,581
6.75%, 02/01/30(c)		226	262,105
(3-mo. EURIBOR + 4.00%), 6.18%, 02/01/30(a)(b)		3,297	3,735,008
Iliad Holding SASU
5.63%, 10/15/28(c)		8,356	9,631,756
7.00%, 10/15/28(b)	USD	2,306	2,334,115
6.88%, 04/15/31(c)	EUR	510	616,061
Security		Par (000)	Value
France (continued)
Iliad Holding SASU (continued)
8.50%, 04/15/31(b)	USD	1,024	$ 1,080,148
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.95%, 07/01/29(a)(c)	EUR	2,837	3,205,862
Loxam SAS, 6.38%, 05/31/29(c)		5,924	7,046,557
Lune Holdings SARL, 5.63%, 11/15/28(c)		2,284	1,789,053
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 7.53%, 07/15/29(a)(b)		2,643	3,022,328
Paprec Holding SA, 7.25%, 11/17/29(c)		2,460	2,936,681
RCI Banque SA(a)(c)
(5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37		1,700	1,906,187
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		3,600	4,231,197
Sabena technics SAS, (3-mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $7,115,850), 7.36%, 09/30/29(a)(d)(h)		7,222	8,180,747
Seche Environnement SACA, 4.50%, 03/25/30(c)		412	472,569
Tereos Finance Groupe I SA, 5.75%, 04/30/31(c)		964	1,095,387
TotalEnergies Capital International SA, 1.66%, 07/22/26(c)	GBP	700	903,333
Worldline SA/France, 0.00%, 07/30/26(c)(n)(q)	EUR	4,689	5,142,589
			91,966,513
Germany — 0.7%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(b)		1,695	1,795,370
ADLER Real Estate GmbH, 3.00%, 04/27/26(c)		3,200	3,538,688
alstria office REIT-AG, 5.50%, 03/20/31(c)		1,700	1,848,831
APCOA Group GmbH, (3-mo. EURIBOR + 4.13%), 6.40%, 04/15/31(a)(c)		1,864	2,114,537
Aroundtown Finance SARL(a)(o)
(5-year EURIBOR ICE Swap + 4.51%), 7.13%		2,492	2,796,569
(5-year UK Government Bond + 4.49%), 8.63%	GBP	3,123	4,048,609
Commerzbank AG(a)(c)(o)
(5-year EUR Swap + 4.39%), 4.25%	EUR	1,600	1,721,933
(5-year EURIBOR ICE Swap + 5.13%), 7.88%		2,000	2,441,293
Deutsche Bank AG(a)(c)(o)
(5-year EURIBOR ICE Swap + 4.55%), 4.50%		800	865,661
(5-year EURIBOR ICE Swap + 4.75%), 4.63%		8,000	8,402,379
Deutsche Lufthansa AG, (5-year EURIBOR ICE Swap + 2.86%), 5.25%, 01/15/55(a)(c)		3,900	4,335,763
Dynamo Newco II GmbH, 6.25%, 10/15/31(c)		1,173	1,337,406
Envalior Deutschland GmbH, (6-mo. EURIBOR at 0.00% Floor + 9.50%, 13.41% Cash or 13.41% PIK), 11.88%, 04/01/31(a)(d)(m)		12,470	12,643,007
Fressnapf Holding SE, 5.25%, 10/31/31(c)		1,606	1,833,067
Gruenenthal GmbH, 4.63%, 11/15/31(c)		778	863,766
IHO Verwaltungs GmbH(c)(m)
(8.75% Cash or 9.50% PIK), 8.75%, 05/15/28		4,042	4,782,094
Series MAR, (7.00% PIK), 7.00%, 11/15/31		2,501	2,920,028
Mahle GmbH, 6.50%, 05/02/31(b)		4,782	5,311,654
Mercer International, Inc., 5.13%, 02/01/29	USD	901	741,114
PCF GmbH(c)
4.75%, 04/15/29	EUR	2,173	1,898,993
(3-mo. EURIBOR + 4.75%), 7.03%, 04/15/29(a)		1,977	1,726,277
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.03%, 07/01/29(a)(c)		2,141	2,427,575
ProGroup AG(b)
5.13%, 04/15/29		1,403	1,553,358
5.38%, 04/15/31		1,805	1,973,452
Schaeffler AG(c)
4.25%, 04/01/28		800	906,169
5.38%, 04/01/31		600	676,312

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Germany (continued)
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(c)(m)	EUR	4,826	$ 4,366,873
TK Elevator Holdco GmbH, 6.63%, 07/15/28(c)		3,250	3,681,945
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)		10,325	11,665,054
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	1,896	1,866,986
TUI Cruises GmbH
6.25%, 04/15/29(b)	EUR	3,244	3,808,313
5.00%, 05/15/30(c)		994	1,126,057
Volkswagen Financial Services NV, 4.25%, 10/09/25(c)	GBP	300	397,371
			102,416,504
Greece(a)(c) — 0.0%
Eurobank SA, (1-year EURIBOR ICE Swap + 1.70%), 4.00%, 02/07/36	EUR	2,676	2,972,697
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		2,357	2,840,242
			5,812,939
Hong Kong — 0.1%
AIA Group Ltd.(c)
5.40%, 09/30/54	USD	1,500	1,375,785
(5-year CMT + 1.76%), 2.70%(a)(o)		1,000	972,550
Celestial Dynasty Ltd., 6.38%, 08/22/28(c)		400	380,000
Elect Global Investments Ltd., 4.85%(c)(o)		200	127,223
FWD Group Holdings Ltd., 8.40%, 04/05/29(c)		14,300	14,672,247
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(c)		900	786,843
Melco Resorts Finance Ltd.
4.88%, 06/06/25(c)		300	299,400
5.38%, 12/04/29(c)		1,234	1,110,477
7.63%, 04/17/32(b)		495	475,200
MTR Corp. Ltd., 5.25%, 04/01/55(c)		1,250	1,214,875
			21,414,600
Hungary — 0.0%
MVM Energetika Zrt, 7.50%, 06/09/28(c)		524	546,616
India — 0.2%
CA Magnum Holdings, 5.38%, 10/31/26(c)		475	462,531
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(c)		805	772,639
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(c)		1,000	1,018,130
Continuum Green Energy India Pvt./Co-Issuers
7.50%, 06/26/33(b)		563	563,768
7.50%, 06/26/33(c)		317	318,099
Diamond II Ltd.
7.95%, 07/28/26(c)		1,000	997,500
7.95%, 07/28/26(b)		600	598,500
Flourishing Trade & Investment Ltd., (11.04% PIK), 11.04%, 04/02/28(b)(d)(m)		24,463	24,707,630
Greenko Dutch BV, 3.85%, 03/29/26(c)		440	425,832
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(c)		200	192,500
India Cleantech Energy, 4.70%, 08/10/26(c)		790	765,313
India Green Power Holdings, 4.00%, 02/22/27(c)		520	493,962
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(c)		500	488,280
Muthoot Finance Ltd., 6.38%, 04/23/29(c)		500	482,750
Network i2i Ltd., (5-year CMT + 3.39%), 3.98%(a)(c)(o)		1,000	980,625
Periama Holdings LLC, 5.95%, 04/19/26(c)		891	885,431
Piramal Finance Ltd., 7.80%, 01/29/28(c)		315	306,338
Security		Par (000)	Value
India (continued)
Power Finance Corp. Ltd., 1.84%, 09/21/28(c)	EUR	100	$ 106,489
REI Agro Ltd.(d)(e)(l)
5.50%, 11/13/14(a)(c)	USD	8,271	1
5.50%, 11/13/14(b)		44,430	—
ReNew Pvt Ltd., 5.88%, 03/05/27(c)		347	339,626
TML Holdings Pte. Ltd., 4.35%, 06/09/26(c)		239	234,093
Varanasi Aurangabad Nh-2 Tollway Pvt Ltd., 5.90%, 02/28/34(b)		200	201,380
Vedanta Resources Finance II PLC
10.88%, 09/17/29(c)		1,500	1,449,075
10.88%, 09/17/29(b)		706	682,031
11.25%, 12/03/31(b)		292	282,510
			37,755,033
Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(c)		722	703,138
Freeport Indonesia PT(c)
4.76%, 04/14/27		620	617,749
6.20%, 04/14/52		1,000	964,690
Indofood CBP Sukses Makmur Tbk. PT, 4.75%, 06/09/51(c)		456	364,230
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(c)		200	196,000
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(b)		550	561,347
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29(c)		1,500	1,530,945
Minejesa Capital BV(c)
4.63%, 08/10/30		547	532,284
5.63%, 08/10/37		500	465,500
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(c)	EUR	1,000	974,603
Project Midnights, 5.67%, 08/22/26(c)(d)		7,782	8,800,964
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(c)	USD	200	185,000
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(c)		331	328,896
			16,225,346
Ireland(c) — 0.1%
AIB Group PLC, (5-year EURIBOR ICE Swap + 3.71%), 6.00%(a)(o)	EUR	2,775	3,020,259
Bank of Ireland Group PLC, (5-year EUR Swap + 6.43%), 6.00%(a)(o)		2,659	3,023,545
Dell Bank International DAC, 0.50%, 10/27/26		1,880	2,068,269
			8,112,073
Israel — 0.1%
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27(c)		2,046	2,247,246
3.75%, 05/09/27		3,652	4,153,078
7.38%, 09/15/29		1,114	1,411,857
7.88%, 09/15/31		4,258	5,710,028
			13,522,209
Italy — 0.5%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(c)(o)		1,073	1,238,223
Agrifarma SpA, 4.50%, 10/31/28(b)		9,506	10,698,664
Bubbles Bidco SpA(c)
6.50%, 09/30/31		1,618	1,831,426
(3-mo. EURIBOR + 4.25%), 6.61%, 09/30/31(a)		2,195	2,472,930
Continuum Energy Pte. Ltd., (12.85% Cash or 7.85% PIK), 5.00%, 09/11/27(b)(d)(m)	USD	7,476	7,363,875
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Italy (continued)
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.40%, 07/15/31(a)(c)	EUR	2,737	$ 3,099,719
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(c)		4,426	5,292,524
Eni SpA, (5-year EUR Swap + 2.40%), 4.88%(a)(c)(o)		1,900	2,103,909
Fiber Bidco SpA, 6.13%, 06/15/31(c)		4,100	4,499,541
Fiber Midco SpA, (10.75% PIK), 10.75%, 06/15/29(c)(m)		1,711	1,779,549
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)		2,032	2,300,019
IMA Industria Macchine Automatiche SpA(a)
(3-mo. EURIBOR + 3.75%), 6.03%, 04/15/29(b)		3,211	3,630,904
(3-mo. EURIBOR + 3.75%), 6.03%, 04/15/29(c)		1,719	1,943,795
Intesa Sanpaolo SpA(c)
8.51%, 09/20/32	GBP	1,458	2,201,363
(5-year EUR Swap + 5.85%), 5.50%(a)(o)	EUR	905	1,031,689
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.25%, 12/15/29(a)(c)		1,874	2,112,347
Itelyum Regeneration SpA, 5.75%, 04/15/30(c)		596	670,199
Lottomatica Group SpA(c)
5.38%, 06/01/30		847	991,914
01/31/31(r)		1,600	1,827,483
(3-mo. EURIBOR + 3.25%), 5.74%, 06/01/31(a)		1,257	1,424,000
Marcolin SpA, 6.13%, 11/15/26(b)		6,031	6,831,956
Nexi SpA, 0.00%, 02/24/28(c)(n)(q)		3,200	3,283,908
Pachelbel Bidco SpA(c)
7.13%, 05/17/31		1,244	1,487,073
(3-mo. EURIBOR + 4.25%), 6.44%, 05/17/31(a)		1,135	1,284,662
Rossini SARL(c)
6.75%, 12/31/29		1,331	1,568,831
(3-mo. EURIBOR + 3.88%), 6.23%, 12/31/29(a)		775	879,098
Taurus Law 130 Securities Srl, (Acquired 07/14/23, Cost: $7,879,467), 5.77%, 08/15/27(a)(c)(d)(h)		7,166	8,034,201
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 5.78%, 07/31/31(a)(c)		1,989	2,246,390
Unipol Assicurazioni SpA, 4.90%, 05/23/34(c)		1,100	1,278,847
			85,409,039
Japan — 0.3%
Petroleos Mexicanos, 7.50%, 03/31/26(b)	USD	25,612	25,099,760
Rakuten Group, Inc., 9.75%, 04/15/29(c)		260	274,251
SoftBank Group Corp.(c)
5.38%, 01/08/29	EUR	5,211	5,957,004
3.38%, 07/06/29		265	280,584
7.00%, 07/08/31	USD	500	507,967
5.75%, 07/08/32	EUR	4,788	5,356,287
(5-year USD ICE Swap + 4.85%), 6.88%(a)(o)	USD	300	283,755
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/26(c)	EUR	3,388	3,828,137
			41,587,745
Jersey — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)	USD	3,583	3,078,466
10.38%, 03/31/29(c)	GBP	3,601	4,213,331
TER Finance Jersey Ltd., Series 22, 0.00%, 10/02/25(b)(q)	USD	17,266	16,694,927
			23,986,724
Security		Par (000)	Value
Kuwait — 0.0%
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26(c)	USD	653	$ 646,470
Luxembourg — 0.3%
Adler Financing SARL(m)
Series 1.5L, (10.00% PIK), 10.00%, 12/31/29	EUR	1,569	1,811,214
Series 1L, (8.25% PIK), 8.25%, 12/31/28		3,948	4,583,960
Ambipar Lux SARL, 10.88%, 02/05/33(b)	USD	495	483,565
Cidron Aida Finco SARL(c)
7.00%, 10/27/31	EUR	1,116	1,248,458
9.13%, 10/27/31	GBP	1,119	1,476,406
Herens Holdco SARL, 4.75%, 05/15/28(b)	USD	792	690,826
Herens Midco SARL, 5.25%, 05/15/29(b)	EUR	7,240	6,057,057
INEOS Finance PLC
6.63%, 05/15/28(b)		3,871	4,407,190
5.63%, 08/15/30(c)		888	964,475
ION Trading Technologies SARL(b)
5.75%, 05/15/28	USD	2,490	2,240,125
9.50%, 05/30/29		456	441,610
Kleopatra Finco SARL, 4.25%, 03/01/26(c)	EUR	100	102,233
Matterhorn Telecom SA, 3.13%, 09/15/26(c)		10,219	11,534,345
Summer BC Holdco B SARL(c)
5.88%, 02/15/30		777	858,983
(3-mo. EURIBOR + 4.25%), 6.79%, 02/15/30(a)		1,500	1,671,648
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(c)(m)		4,441	4,841,386
			43,413,481
Macau — 0.1%
MGM China Holdings Ltd.(c)
5.88%, 05/15/26	USD	796	790,293
4.75%, 02/01/27		200	195,100
Sands China Ltd.
5.13%, 08/08/25		400	399,200
3.80%, 01/08/26		311	307,112
5.40%, 08/08/28		914	899,193
4.38%, 06/18/30		1,000	923,120
Studio City Co. Ltd., 7.00%, 02/15/27(c)		1,200	1,195,800
Studio City Finance Ltd.(c)
6.00%, 07/15/25		500	498,750
5.00%, 01/15/29		1,822	1,598,040
Wynn Macau Ltd.(c)
5.50%, 01/15/26		300	298,407
5.63%, 08/26/28		1,300	1,237,522
			8,342,537
Malaysia(c) — 0.0%
CIMB Bank Bhd, 2.13%, 07/20/27		700	669,158
Dua Capital Ltd., 2.78%, 05/11/31		1,000	902,940
Gohl Capital Ltd., 4.25%, 01/24/27		1,362	1,333,480
			2,905,578
Mexico — 0.0%
Banco Mercantil del Norte SA, (5-year CMT + 4.07%), 8.38%(a)(b)(o)		872	857,176
Orbia Advance Corp. SAB de CV, 05/13/30(b)(r)		800	799,464
Petroleos Mexicanos
8.75%, 06/02/29		1,469	1,442,028
5.95%, 01/28/31		1,816	1,500,743
6.70%, 02/16/32		946	810,154
10.00%, 02/07/33		965	962,732
			6,372,297

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54(b)	USD	1,104	$ 1,081,092
Netherlands — 0.3%
ABN AMRO Bank NV, (5-year EUR Swap + 3.90%), 6.38%(a)(c)(o)	EUR	500	565,009
Boels Topholding BV
6.25%, 02/15/29(c)		5,924	6,947,234
5.75%, 05/15/30(b)		1,023	1,195,238
Citycon Treasury BV, 5.38%, 07/08/31(c)		725	824,673
Cooperatieve Rabobank UA, (1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(c)	GBP	700	879,373
ING Groep NV, 3.00%, 02/18/26(c)		700	920,035
IPD 3 BV, 06/15/31(c)(r)	EUR	1,999	2,264,568
Nobian Finance BV, Class B, 3.63%, 07/15/26(c)		2,869	3,243,810
Q-Park Holding I BV, 5.13%, 02/15/30(c)		4,179	4,835,612
Sigma Holdco BV, 5.75%, 05/15/26(c)		968	1,087,665
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	USD	5,820	5,336,940
Sunrise HoldCo IV BV, 5.50%, 01/15/28(b)		1,569	1,537,546
Trivium Packaging Finance BV(b)
5.50%, 08/15/26		1,017	1,007,009
8.50%, 08/15/27		1,101	1,088,209
VZ Secured Financing BV, 5.00%, 01/15/32(b)		1,703	1,486,116
VZ Vendor Financing II BV, 2.88%, 01/15/29(c)	EUR	5,928	6,107,782
Wintershall Dea Finance 2 BV(c)(o)(r)		3,566	4,039,705
Ziggo Bond Co. BV
5.13%, 02/28/30(b)	USD	200	177,305
6.13%, 11/15/32(c)	EUR	1,760	1,888,643
			45,432,472
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28(b)	USD	947	895,536
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		629	424,182
Peru(b) — 0.0%
Petroleos del Peru SA, 4.75%, 06/19/32		969	714,032
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36		714	727,030
Volcan Cia Minera SAA, 8.75%, 01/24/30		1,239	1,166,596
			2,607,658
Philippines(c)(o) — 0.0%
ACEN Finance Ltd., 4.00%		266	171,570
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)		400	389,460
Petron Corp., (5-year CMT + 7.57%), 5.95%(a)		245	239,733
San Miguel Corp., (5-year CMT + 10.24%), 5.50%(a)		289	286,110
San Miguel Global Power Holdings Corp., (1-year CMT + 6.40%), 8.13%(a)		1,500	1,432,035
			2,518,908
Poland — 0.0%
ORLEN SA, 6.00%, 01/30/35(b)		681	686,108
Portugal — 0.0%
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54(a)(c)	EUR	2,200	2,509,926
Republic of Korea — 0.0%
Hanwha Life Insurance Co. Ltd., (5-year CMT + 1.85%), 3.38%, 02/04/32(c)	USD	1,000	968,160
Security		Par (000)	Value
Republic of Korea (continued)
LG Energy Solution Ltd., (1-day SOFR + 1.70%), 6.08%, 04/02/30(a)(c)	USD	500	$ 494,378
POSCO(b)
5.75%, 01/17/28		441	452,466
5.88%, 01/17/33		200	205,008
			2,120,012
Saudi Arabia — 0.0%
Ma’aden Sukuk Ltd.(b)
5.25%, 02/13/30		1,155	1,170,881
5.50%, 02/13/35		930	943,369
Riyad T1 Sukuk Ltd., (5-year CMT + 1.91%), 5.50%(a)(c)(o)		500	488,905
			2,603,155
Singapore — 0.0%
Puma International Financing SA, 7.75%, 04/25/29(c)		435	431,872
Slovenia — 0.0%
United Group BV
6.50%, 10/31/31(c)	EUR	957	1,105,821
(3-mo. EURIBOR + 4.25%), 6.81%, 02/15/31(a)(b)		4,006	4,515,508
			5,621,329
South Africa — 0.0%
Sappi Papier Holding GmbH, 4.50%, 03/15/32(c)		1,425	1,588,483
Sasol Financing USA LLC
4.38%, 09/18/26	USD	414	396,405
6.50%, 09/27/28		1,051	969,810
			2,954,698
South Korea — 0.0%
LG Electronics, Inc.(b)
5.63%, 04/24/27		1,606	1,634,394
5.63%, 04/24/29		577	594,445
LG Energy Solution Ltd., 5.38%, 04/02/30(c)		500	496,125
SK Battery America, Inc., 2.13%, 01/26/26(c)		1,326	1,285,729
Tongyang Life Insurance Co. Ltd., 05/07/35(a)(c)(r)		1,000	997,761
			5,008,454
Spain — 0.3%
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.82%, 05/01/30(a)(c)	EUR	1,912	2,159,308
Banco Bilbao Vizcaya Argentaria SA(a)(o)
(5-year CMT + 3.25%), 7.75%	USD	4,227	4,136,718
(5-year EUR Swap + 4.27%), 6.88%(c)	EUR	2,400	2,831,211
(5-year EURIBOR ICE Swap + 5.54%), 8.38%(c)		1,000	1,239,112
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)(c)	GBP	2,700	3,564,468
Bankinter SA, (5-year EURIBOR ICE Swap + 4.71%), 7.38%(a)(c)(o)	EUR	2,000	2,381,863
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(a)(c)(o)		1,200	1,349,735
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(c)(n)		7,900	7,967,618
Cirsa Finance International SARL, 7.88%, 07/31/28(c)		4,003	4,755,246
Grifols SA, 7.13%, 05/01/30(c)		2,190	2,557,716
Iberdrola Finanzas SA, Series IBE, 1.50%, 03/27/30(c)(n)		1,800	2,137,159
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Spain (continued)
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(c)	EUR	1,841	$ 2,105,495
Telefonica Emisiones SA, 5.38%, 02/02/26(c)	GBP	1,472	1,969,380
			39,155,029
Sweden — 0.2%
Heimstaden Bostad Treasury BV
0.63%, 07/24/25(c)	EUR	3,001	3,366,504
1.38%, 03/03/27		1,286	1,395,221
Intrum AB(c)(e)(l)
3.00%, 09/15/27		3,274	2,855,894
9.25%, 03/15/28		1,527	1,390,810
Preem Holdings AB, 12.00%, 06/30/27(c)		1,551	1,834,039
Stena International SA, 7.25%, 01/15/31(c)	USD	8,600	8,488,899
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(c)	GBP	733	927,602
Verisure Holding AB
3.25%, 02/15/27(c)	EUR	3,016	3,373,798
9.25%, 10/15/27(b)		3,399	4,033,364
Verisure Midholding AB, 5.25%, 02/15/29(c)		5,268	5,995,088
			33,661,219
Switzerland — 0.0%
Julius Baer Group Ltd., (5-year EUR Swap + 3.85%), 6.63%(a)(c)(o)		897	1,018,707
UBS AG, (1-day SOFR + 0.72%), 4.86%, 01/10/28(a)	USD	830	835,666
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
9.50%, 06/01/28		261	254,943
6.38%, 02/01/30		285	246,059
			2,355,375
Thailand — 0.0%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/28(b)		1,257	1,281,939
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)(c)		832	767,258
Kasikornbank PCL/Hong Kong, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(c)		500	482,980
Minor International PCL, (5-year CMT + 7.92%), 2.70%(a)(c)(o)		1,000	965,340
Muang Thai Life Assurance PCL, (10-year CMT + 2.40%), 3.55%, 01/27/37(a)(c)		251	244,499
Muangthai Capital PCL, 6.88%, 09/30/28(c)		1,000	982,500
			4,724,516
Turkey — 0.0%
Turkiye Varlik Fonu Yonetimi A/S, 8.25%, 02/14/29(c)		520	530,238
Ukraine — 0.0%
VF Ukraine PAT via VFU Funding PLC, 9.63%, 02/11/27(b)		543	522,794
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 4.70%, 04/24/33(b)		433	425,263
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(c)		920	925,750
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(c)(o)		1,090	1,087,956
Security		Par (000)	Value
United Arab Emirates (continued)
Emirates NBD Bank PJSC, (6 year USD CMT + 1.84%), 6.25%(a)(c)(o)	USD	1,486	$ 1,523,150
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)		789	752,706
			4,714,825
United Kingdom — 1.4%
10X Future Technologies Service Ltd., (15.00% PIK), (Acquired 12/19/23, Cost: $7,715,255), 15.00%, 06/19/26(d)(h)(m)	GBP	6,181	8,834,371
AA Bond Co. Ltd., 6.50%, 01/31/26(c)		5,866	7,798,588
Amber Finco PLC, 6.63%, 07/15/29(c)	EUR	4,811	5,681,775
Ardonagh Finco Ltd., 6.88%, 02/15/31(b)		10,232	11,728,829
Barclays PLC(c)
3.00%, 05/08/26	GBP	733	959,767
3.25%, 02/12/27		733	949,635
BCP V Modular Services Finance II PLC
6.13%, 11/30/28(b)		9,756	12,319,362
6.13%, 11/30/28(c)		1,110	1,401,649
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(b)	EUR	6,807	6,922,869
Bellis Finco PLC, 4.00%, 02/16/27(c)	GBP	5,881	7,432,173
Bracken MidCo1 PLC, (6.75% Cash or 7.50% PIK), 6.75%, 11/01/27(c)(m)		1,133	1,474,852
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(c)	EUR	1,873	2,158,596
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(c)	GBP	749	1,018,168
CK Hutchison Group Telecom Finance SA, 2.63%, 10/17/34(c)		2,497	2,417,766
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	USD	3,144	2,941,113
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(c)	EUR	1,602	1,824,028
CPUK Finance Ltd., 7.88%, 08/28/29(c)	GBP	657	883,325
Deuce Finco PLC
5.50%, 06/15/27(b)		8,081	10,634,935
5.50%, 06/15/27(c)		5,085	6,692,073
Edge Finco PLC, 8.13%, 08/15/31(c)		3,888	5,255,377
eG Global Finance PLC, 12.00%, 11/30/28(b)	USD	4,257	4,681,989
Gatwick Airport Finance PLC, 4.38%, 04/07/26(c)	GBP	1,834	2,398,797
Global Auto Holdings Ltd./AAG FH UK Ltd.(b)
8.38%, 01/15/29	USD	200	176,492
8.75%, 01/15/32		445	356,461
Global Switch Finance BV, 1.38%, 10/07/30(c)	EUR	2,578	2,756,649
Heathrow Finance PLC, 6.63%, 03/01/31(c)	GBP	5,468	7,080,714
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, 7.25%, 02/15/31(b)	USD	758	778,480
HSBC Holdings PLC(a)
5.98%, 03/11/35(c)	AUD	300	189,119
(1-day SONIA GBP 1.31%), 1.75%, 07/24/27	GBP	870	1,114,999
(5-year CMT + 2.64%), 6.95%(o)	USD	396	387,726
INEOS Quattro Finance 2 PLC(c)
8.50%, 03/15/29	EUR	2,099	2,278,935
6.75%, 04/15/30		1,358	1,382,693
Informa PLC, 3.13%, 07/05/26(c)	GBP	736	961,873
Kane Bidco Ltd., 6.50%, 02/15/27(b)		6,412	8,470,506
Lloyds Banking Group PLC, Series ., (5-year UK Government Bond + 3.44%), 7.50%(a)(o)		1,025	1,320,373
Market Bidco Finco PLC(c)
4.75%, 11/04/27	EUR	2,406	2,624,449

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Market Bidco Finco PLC(c) (continued)
5.50%, 11/04/27	GBP	5,079	$ 6,447,270
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(c)(o)		539	631,049
Motion Finco SARL, 7.38%, 06/15/30(c)	EUR	1,826	2,008,122
National Grid PLC, 0.16%, 01/20/28(c)		4,956	5,251,683
Nationwide Building Society, (5-year UK Government Bond + 5.63%), 5.75%(a)(c)(o)	GBP	1,332	1,717,074
NatWest Group PLC(a)(c)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26		736	971,310
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		733	961,652
Pinewood Finco PLC, 6.00%, 03/27/30(b)		5,425	7,192,451
Pinnacle Bidco PLC, 10.00%, 10/11/28(c)		1,687	2,385,231
Punch Finance PLC, 6.13%, 06/30/26(c)		7,003	9,243,774
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(c)		733	968,947
Stonegate Pub Co. Financing PLC(c)
10.75%, 07/31/29		3,619	4,943,620
(3-mo. EURIBOR + 6.63%), 9.18%, 07/31/29(a)	EUR	1,155	1,322,770
Thames Water Super Senior Issuer PLC, 9.75%, 10/10/27(b)	GBP	132	194,491
Thames Water Utilities Finance PLC, 4.00%, 06/19/27(c)		5,048	5,205,435
Thames Water Utilities Ltd., 0.00%, 03/22/27(b)(q)		38	42,699
Vedanta Resources Finance II PLC
9.48%, 07/24/30(c)	USD	260	239,364
9.85%, 04/24/33(b)		478	430,200
Virgin Media Secured Finance PLC(c)
4.25%, 01/15/30	GBP	4,880	5,842,816
4.13%, 08/15/30		5,975	7,031,341
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)		8,538	10,690,194
Vmed O2 U.K. Financing I PLC
4.50%, 07/15/31(c)		6,302	7,269,301
4.75%, 07/15/31(b)	USD	1,425	1,252,400
Vodafone Group PLC(a)
(5-year CMT + 2.77%), 4.13%, 06/04/81		545	484,182
(5-year UK Government Bond + 3.84%), 8.00%, 08/30/86(c)	GBP	1,528	2,189,603
Zegona Finance PLC, 6.75%, 07/15/29(c)	EUR	3,321	3,974,761
			225,181,246
United States — 6.1%
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(b)	USD	1,240	1,172,248
Acrisure LLC/Acrisure Finance, Inc.(b)
4.25%, 02/15/29		1,566	1,463,457
7.50%, 11/06/30		386	393,222
Adient Global Holdings Ltd.(b)
8.25%, 04/15/31		538	532,591
7.50%, 02/15/33		360	341,128
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		624	626,523
Affinity Interactive, 6.88%, 12/15/27(b)		1,580	1,132,813
AG Issuer LLC, 6.25%, 03/01/28(b)		399	393,088
Alexander Funding Trust II, 7.47%, 07/31/28(b)		2,591	2,750,969
Allegiant Travel Co., 7.25%, 08/15/27(b)		2,340	2,161,309
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
6.75%, 04/15/28		538	541,874
6.50%, 10/01/31		1,132	1,129,679
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		1,379	1,408,456
Security		Par (000)	Value
United States (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(b)	USD	1,589	$ 1,594,643
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		227	217,364
4.88%, 06/01/28(c)	GBP	11,939	15,135,447
Alpha Generation LLC, 6.75%, 10/15/32(b)	USD	941	958,984
AMC Networks, Inc.
10.25%, 01/15/29(b)		4,908	5,042,603
4.25%, 02/15/29		4,997	3,679,141
4.25%, 02/15/29(b)(n)		1,994	1,656,483
Amentum Holdings, Inc., 7.25%, 08/01/32(b)		558	567,619
American Axle & Manufacturing, Inc., 5.00%, 10/01/29		1,182	1,036,609
American Tower Corp., 0.45%, 01/15/27	EUR	8,700	9,517,410
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/26	USD	736	727,065
5.75%, 05/20/27		383	366,047
9.38%, 06/01/28(b)		100	99,382
Amgen, Inc., 5.50%, 12/07/26(c)	GBP	736	993,279
Amkor Technology, Inc., 6.63%, 09/15/27(b)	USD	1,730	1,728,345
Ap Grange Holdings LLC, (Acquired 07/21/24, Cost: $6,992,457), 6.50%, 03/20/45(d)(h)		6,992	6,765,202
Aramark Services, Inc., 5.00%, 02/01/28(b)		235	231,208
Arcosa, Inc., 6.88%, 08/15/32(b)		600	611,394
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(c)	EUR	7,850	8,186,693
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(c)		5,335	5,355,978
4.13%, 08/15/26(b)	USD	18,334	16,174,988
AT&T, Inc.
2.90%, 12/04/26	GBP	1,490	1,930,942
5.50%, 03/15/27(c)		750	1,011,680
ATI, Inc., 7.25%, 08/15/30	USD	779	810,183
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
5.38%, 03/01/29		1,040	957,262
8.00%, 02/15/31		167	165,899
Bank of America Corp., (3-mo. EURIBOR + 0.91%), 1.95%, 10/27/26(a)(c)	EUR	3,529	3,984,565
Bank of New York Mellon Corp., (5-year CMT + 2.30%), 6.30%(a)(o)	USD	397	398,757
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		2,066	2,146,161
Becton Dickinson Euro Finance SARL, 3.55%, 09/13/29	EUR	5,830	6,777,557
BG Energy Capital PLC, 5.13%, 12/01/25(c)	GBP	1,344	1,792,977
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(b)	USD	1,355	1,389,383
Boyd Gaming Corp.
4.75%, 12/01/27		137	134,187
4.75%, 06/15/31(b)		1,213	1,130,862
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)		667	633,601
Breeze Aviation Group, Inc., (20.00% PIK), (Acquired 01/26/24, Cost: $13,357,640), 20.00%, 01/30/28(d)(h)(m)		13,358	12,155,452
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		542	525,862
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29	USD	1,186	$ 1,094,860
6.00%, 10/15/32		920	867,324
California Resources Corp., 8.25%, 06/15/29(b)		2,222	2,118,468
Calpine Corp.(b)
5.13%, 03/15/28		1,065	1,054,892
5.00%, 02/01/31		1,471	1,414,941
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		172	149,160
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 02/01/32(b)		1,163	1,052,469
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		930	797,517
Chemours Co.(b)
4.63%, 11/15/29		455	381,007
8.00%, 01/15/33		600	540,671
Churchill Downs, Inc.(b)
5.50%, 04/01/27		1,199	1,187,394
5.75%, 04/01/30		417	407,818
Cinemark USA, Inc.(b)
5.25%, 07/15/28		100	98,192
7.00%, 08/01/32		956	977,581
Citigroup, Inc.
1.75%, 10/23/26	GBP	1,146	1,462,268
(3-mo. EURIBOR + 1.66%), 1.25%, 07/06/26(a)(c)	EUR	3,503	3,957,621
Civitas Resources, Inc.(b)
8.38%, 07/01/28	USD	2,743	2,694,837
8.63%, 11/01/30		2,265	2,183,002
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.75%, 05/15/28		484	491,560
6.75%, 02/15/30		705	717,197
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		123	119,591
9.00%, 09/15/28		309	319,832
7.88%, 04/01/30		322	322,144
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		7,401	7,403,656
9.00%, 09/30/29		1,588	1,599,798
8.25%, 06/30/32		2,746	2,864,402
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		1,270	1,279,321
8.75%, 04/15/30		2,393	2,465,563
Comcast Corp., 0.25%, 09/14/29	EUR	2,056	2,087,884
CommScope LLC, 9.50%, 12/15/31(b)	USD	1,155	1,181,533
Comstock Resources, Inc., 6.75%, 03/01/29(b)		1,346	1,278,234
Consolidated Communications, Inc.(b)
5.00%, 10/01/28		646	613,396
6.50%, 10/01/28		1,207	1,184,900
Constellium SE, 5.38%, 08/15/32(c)	EUR	1,179	1,316,598
Core Scientific, Inc., 0.00%, 06/15/31(b)(n)(q)	USD	894	757,449
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(b)		637	554,199
Crescent Energy Finance LLC, 7.38%, 01/15/33(b)		2,265	2,004,564
CSC Holdings LLC(b)
5.50%, 04/15/27		6,480	6,021,086
11.25%, 05/15/28		1,398	1,366,566
11.75%, 01/31/29		3,068	2,900,543
CVR Energy, Inc.(b)
5.75%, 02/15/28		320	292,041
8.50%, 01/15/29		223	204,914
Security		Par (000)	Value
United States (continued)
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(c)	EUR	2,883	$ 3,527,494
DISH Network Corp.(n)
0.00%, 12/15/25(q)	USD	5,722	5,149,801
3.38%, 08/15/26		1,604	1,331,321
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(b)		584	584,416
Endo Finance Holdings, Inc., 8.50%, 04/15/31(b)		851	884,814
Energizer Holdings, Inc., 4.38%, 03/31/29(b)		675	629,767
EQT Corp., 7.50%, 06/01/30		865	930,112
EquipmentShare.com, Inc.(b)
9.00%, 05/15/28		886	901,773
8.63%, 05/15/32		356	363,451
Excelerate Energy LP, 05/15/30(b)(r)		2,961	3,007,864
EXO Imaging, Inc., (Acquired 08/14/24, Cost: $403,846), 8.00%, 08/14/25(d)(h)		404	438,617
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(b)		713	660,509
Fidelity National Information Services, Inc., 1.50%, 05/21/27	EUR	3,673	4,045,901
First Citizens BancShares, Inc., (5-year CMT + 1.97%), 6.25%, 03/12/40(a)	USD	14,717	14,030,904
FLYR, Inc., (1-mo. CME Term SOFR at 0.50% Floor + 5.00%, 9.44% Cash and 3.75% PIK), 9.34%, 05/10/27(a)(d)(m)		6,834	6,679,967
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		567	570,392
Freedom Mortgage Corp.(b)
12.00%, 10/01/28		134	143,660
12.25%, 10/01/30		428	470,918
Freedom Mortgage Holdings LLC(b)
9.13%, 05/15/31		100	101,108
8.38%, 04/01/32		757	740,369
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)		3,065	3,033,366
6.75%, 05/01/29(b)		3,740	3,755,693
5.88%, 11/01/29		350	350,175
6.00%, 01/15/30(b)		355	356,258
8.75%, 05/15/30(b)		10,024	10,493,474
8.63%, 03/15/31(b)		7,790	8,261,380
Frontier Florida LLC, Series E, 6.86%, 02/01/28		7,885	8,072,111
Frontier North, Inc., Series G, 6.73%, 02/15/28		5,085	5,148,563
Full House Resorts, Inc., 8.25%, 02/15/28(b)		262	245,200
General Motors Financial Co., Inc., 4.30%, 02/15/29(c)	EUR	2,332	2,735,507
GFL Environmental, Inc., 4.38%, 08/15/29(b)	USD	295	281,563
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27		256	254,138
8.25%, 01/15/32(b)		1,046	1,064,849
Global Payments, Inc., 4.88%, 03/17/31	EUR	1,697	2,010,322
Goldman Sachs Group, Inc.
0.25%, 01/26/28(c)		4,022	4,289,324
7.25%, 04/10/28	GBP	748	1,063,736
0.88%, 05/09/29(c)	EUR	3,676	3,840,238
Goodyear Tire & Rubber Co.
5.25%, 04/30/31	USD	190	177,005
5.63%, 04/30/33		880	812,923
GoTo Group, Inc., 5.50%, 05/01/28(b)		2,330	1,346,787
Gray Media, Inc., 10.50%, 07/15/29(b)		593	608,704
Green Plains SPE LLC, 11.75%, 02/08/26(b)(d)		91,561	90,187,585
GS Finance Corp., 8.75%, 02/14/30(a)		26,850	27,732,022
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)		698	695,041
Hanesbrands, Inc., 9.00%, 02/15/31(b)		1,393	1,443,142

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(b)	EUR	5,180	$ 5,852,322
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(b)
5.00%, 06/01/29	USD	200	184,917
4.88%, 07/01/31		822	715,310
Howard Midstream Energy Partners LLC, 7.38%, 07/15/32(b)		301	308,100
HUB International Ltd., 7.25%, 06/15/30(b)		2,024	2,099,380
Hyundai Capital America(a)(c)
(1-day SOFR + 1.04%), 5.41%, 06/24/27		335	333,158
(1-day SOFR + 1.35%), 5.73%, 03/27/30		1,000	990,150
International Business Machines Corp., 3.38%, 02/06/27	EUR	3,354	3,854,051
ITT Holdings LLC, 6.50%, 08/01/29(b)	USD	572	522,270
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		732	681,124
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		586	539,781
JetBlue Pass-Through Trust, Series 2019-1, Class AA, 2.75%, 11/15/33		1,014	876,535
JPMorgan Chase & Co.(a)
(3-mo. EURIBOR + 0.60%), 3.67%, 06/06/28(c)	EUR	3,099	3,579,320
(3-mo. EURIBOR + 0.76%), 1.09%, 03/11/27(c)		3,647	4,077,519
Series OO, (5-year CMT + 2.15%), 6.50%(o)	USD	410	409,694
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)		424	433,752
Kraft Heinz Foods Co., 4.13%, 07/01/27(c)	GBP	440	581,887
Kronos International, Inc., 9.50%, 03/15/29(c)	EUR	869	1,039,527
LABL, Inc.(b)
5.88%, 11/01/28	USD	428	353,955
8.63%, 10/01/31		308	251,790
Lamar Media Corp., 3.75%, 02/15/28		765	729,697
Landsea Homes Corp., 11.00%, 07/17/28(d)		40,108	40,208,270
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		842	796,004
8.25%, 08/01/31		167	174,663
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 12.77%, 01/05/28(a)(b)(d)		20,905	19,284,574
Level 3 Financing, Inc.(b)
10.50%, 04/15/29		1,013	1,121,629
11.00%, 11/15/29		289	322,958
10.50%, 05/15/30		334	361,077
10.75%, 12/15/30		198	219,206
10.00%, 10/15/32		2,667	2,660,659
LGI Homes, Inc., 7.00%, 11/15/32(b)		3,669	3,384,653
Light & Wonder International, Inc.(b)
7.00%, 05/15/28		213	213,048
7.25%, 11/15/29		910	927,747
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		17,943	16,193,557
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		796	610,588
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		1,042	1,019,916
Magnera Corp.(b)
4.75%, 11/15/29		750	653,554
7.25%, 11/15/31		558	527,662
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(b)		3,212	3,220,480
McGraw-Hill Education, Inc.(b)
5.75%, 08/01/28		100	97,961
Security		Par (000)	Value
United States (continued)
McGraw-Hill Education, Inc.(b) (continued)
7.38%, 09/01/31	USD	728	$ 743,841
Medline Borrower LP, 5.25%, 10/01/29(b)		2,201	2,090,152
MGM Resorts International, 6.50%, 04/15/32		492	484,821
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(b)		170	167,888
Morgan Stanley(a)
(3-mo. EURIBOR + 0.83%), 1.34%, 10/23/26	EUR	4,468	5,028,974
(3-mo. EURIBOR + 1.30%), 4.66%, 03/02/29		2,963	3,511,219
MPT Operating Partnership LP/MPT Finance Corp., 7.00%, 02/15/32(c)		2,030	2,333,906
Nasdaq, Inc., 4.50%, 02/15/32		2,445	2,944,097
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26	USD	408	406,091
6.00%, 01/15/27		938	938,411
5.50%, 08/15/28		554	550,646
5.13%, 12/15/30		286	285,645
5.75%, 11/15/31		418	419,551
NCL Corp. Ltd.(b)
7.75%, 02/15/29		282	291,036
6.75%, 02/01/32		1,117	1,090,683
NCR Atleos Corp., 9.50%, 04/01/29(b)		3,975	4,276,599
NCR Voyix Corp.(b)
5.00%, 10/01/28		844	818,045
5.13%, 04/15/29		124	119,230
Netflix, Inc., 3.63%, 05/15/27	EUR	6,616	7,670,710
New Generation Gas Gathering LLC, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%), 10.05%, 09/30/29(a)(b)(d)	USD	10,563	10,404,528
Nexstar Media, Inc.(b)
5.63%, 07/15/27		417	413,102
4.75%, 11/01/28		214	201,516
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/32(b)		772	703,855
Northern Oil & Gas, Inc., 8.75%, 06/15/31(b)		844	810,856
Occidental Petroleum Corp., 5.20%, 08/01/29		1,690	1,665,017
Olympus Water U.S. Holding Corp.(b)
4.25%, 10/01/28		954	881,336
9.75%, 11/15/28		2,426	2,527,790
OneMain Finance Corp., 7.13%, 11/15/31		700	702,891
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)
5.13%, 04/30/31		1,325	1,112,140
7.88%, 05/15/34		471	433,799
OT Midco Ltd., 10.00%, 02/15/30(b)		5,082	4,134,943
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		315	308,666
4.25%, 01/15/29		644	598,120
4.63%, 03/15/30		368	340,068
Owens-Brockway Glass Container, Inc.(b)
6.63%, 05/13/27		162	161,592
7.25%, 05/15/31		978	971,200
Palomino Funding Trust I, 7.23%, 05/17/28(b)		665	701,756
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		1,563	1,601,286
Paramount Global, 7.88%, 07/30/30		1,830	2,005,323
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(b)
5.88%, 10/01/28		876	854,853
4.88%, 05/15/29		341	319,233
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Performance Food Group, Inc.(b)
4.25%, 08/01/29	USD	1,249	$ 1,182,120
6.13%, 09/15/32		634	634,188
Permian Resources Operating LLC(b)
5.38%, 01/15/26		284	282,344
8.00%, 04/15/27		2,126	2,163,345
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/28(b)		342	326,867
Pike Corp.(b)
5.50%, 09/01/28		440	432,116
8.63%, 01/31/31		313	328,363
Pioneer Midco LLC, (10.50% Cash or 11.63% PIK), 10.50%, 11/18/30(a)(b)(d)(m)		16,933	16,743,676
Pitney Bowes, Inc., 6.88%, 03/15/27(b)		6,618	6,595,918
Post Holdings, Inc.(b)
5.50%, 12/15/29		519	509,400
4.50%, 09/15/31		100	91,004
6.38%, 03/01/33		437	432,087
6.25%, 10/15/34		1,101	1,091,861
PPG Industries, Inc., 1.88%, 06/01/25	EUR	3,378	3,824,825
Prestige Brands, Inc., 3.75%, 04/01/31(b)	USD	1,612	1,455,316
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)		1,932	1,930,408
Procter & Gamble Co., 4.88%, 05/11/27	EUR	2,314	2,753,863
Quikrete Holdings, Inc., 6.75%, 03/01/33(b)	USD	1,894	1,901,085
Resort Communities LoanCo. LP, 12.50%, 11/30/28(b)(d)		54,565	54,291,843
Reworld Holding Corp.
4.88%, 12/01/29(b)		566	528,858
5.00%, 09/01/30		320	293,857
RingCentral, Inc., 8.50%, 08/15/30(b)		8,317	8,743,487
RR Donnelley & Sons Co.(b)
9.50%, 08/01/29		582	554,158
10.88%, 08/01/29		266	252,381
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		3,262	3,123,365
10.75%, 11/15/29		10,689	10,181,273
SCIH Salt Holdings, Inc., 4.88%, 05/01/28(b)		566	542,229
Scotts Miracle-Gro Co.
4.00%, 04/01/31		281	246,100
4.38%, 02/01/32		825	718,776
Seagate HDD Cayman
8.25%, 12/15/29(b)		5,827	6,247,645
8.50%, 07/15/31(b)		3,134	3,352,471
9.63%, 12/01/32		5,055	5,705,189
Select Medical Corp., 6.25%, 12/01/32(b)		4,486	4,454,390
Service Properties Trust
8.38%, 06/15/29		10,529	10,296,415
8.63%, 11/15/31(b)		1,357	1,439,877
8.88%, 06/15/32		11,777	11,379,114
Sinclair Television Group, Inc., 4.38%, 12/31/32(b)		585	353,956
Six Flags Entertainment Corp.(b)
5.50%, 04/15/27		1,097	1,085,121
7.25%, 05/15/31		100	101,373
Six Flags Entertainment Corp./Canada’s Wonderland Co./ Magnum Management Corp.
5.25%, 07/15/29		435	413,559
5.38%, 04/15/27		483	480,649
SM Energy Co., 6.75%, 08/01/29(b)		950	886,948
Snap, Inc., 6.88%, 03/01/33(b)		606	605,234
Security		Par (000)	Value
United States (continued)
Sonder Holdings, Inc., (13.59% PIK), 7.00%, 12/10/27(d)(m)	USD	24,772	$ 24,367,116
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		5,300	5,640,159
9.75%, 11/15/30		14,151	15,663,835
Spirit Airlines Pass-Through Trust
Class A, 3.65%, 08/15/31(e)(l)		4,575	3,948,345
Series 2015-1A, Class A, 4.10%, 10/01/29		148	135,563
Series 2017-1AA, Class AA, 3.38%, 08/15/31		1,743	1,546,135
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		1,531	1,552,039
Stagwell Global LLC, 5.63%, 08/15/29(b)		632	596,367
Star Parent, Inc., 9.00%, 10/01/30(b)		348	352,114
Station Casinos LLC(b)
4.50%, 02/15/28		271	261,484
4.63%, 12/01/31		617	557,751
6.63%, 03/15/32		262	260,480
Stem, Inc., 0.50%, 12/01/28(b)(n)		749	181,633
STL Holding Co. LLC, 8.75%, 02/15/29(b)		1,308	1,328,376
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		865	790,692
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		2,955	3,155,837
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
6.00%, 03/01/27		215	212,229
7.38%, 02/15/29		431	429,430
6.00%, 12/31/30		185	172,261
6.00%, 09/01/31		107	98,640
Talos Production, Inc.(b)
9.00%, 02/01/29		597	572,308
9.38%, 02/01/31		176	165,480
Tenet Healthcare Corp., 6.13%, 10/01/28		3,607	3,598,373
Tenneco, Inc., 8.00%, 11/17/28(b)		6,077	5,805,442
Texas Capital Bancshares, Inc., (5-year CMT + 3.15%), 4.00%, 05/06/31(a)		7,458	7,094,862
Thermo Fisher Scientific, Inc., 1.38%, 09/12/28	EUR	3,674	3,989,907
TransDigm, Inc.
5.50%, 11/15/27	USD	1,706	1,697,878
4.63%, 01/15/29		815	783,893
4.88%, 05/01/29		943	910,008
Transocean, Inc., 8.25%, 05/15/29(b)		3,021	2,435,683
Tronox, Inc., 4.63%, 03/15/29(b)		948	767,382
UKG, Inc., 6.88%, 02/01/31(b)		1,822	1,874,463
United Airlines Pass-Through Trust, Series 2019-2, Class A, 2.90%, 11/01/29		724	669,972
United Wholesale Mortgage LLC, 5.50%, 04/15/29(b)		425	411,527
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)
10.50%, 02/15/28		8,847	9,393,612
4.75%, 04/15/28		200	191,413
Univision Communications, Inc.(b)
6.63%, 06/01/27		1,280	1,238,508
4.50%, 05/01/29		1,304	1,118,201
8.50%, 07/31/31		287	271,007
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		237	234,989
7.13%, 03/15/29(b)		1,037	1,047,050
UWM Holdings LLC, 6.63%, 02/01/30(b)		2,475	2,447,446
Valaris Ltd., 8.38%, 04/30/30(b)		676	633,404

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Vantage Drilling International Ltd., 9.50%, 02/15/28(b)	USD	369	$ 368,078
Venture Global LNG, Inc., 7.00%, 01/15/30(b)		2,257	2,126,094
Verizon Communications, Inc.
1.13%, 11/03/28	GBP	733	867,099
4.25%, 10/31/30	EUR	3,192	3,822,652
Viking Cruises Ltd.(b)
5.88%, 09/15/27	USD	785	783,407
7.00%, 02/15/29		1,406	1,411,052
Vistra Operations Co. LLC, 5.63%, 02/15/27(b)		10,588	10,581,153
Vital Energy, Inc.
9.75%, 10/15/30		584	494,747
7.88%, 04/15/32(b)		111	86,235
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		658	677,861
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)		68	63,600
Wells Fargo & Co.(c)
1.38%, 10/26/26	EUR	3,666	4,087,325
1.50%, 05/24/27		5,570	6,163,643
0.63%, 03/25/30		3,652	3,641,951
Westbay, 11.00%, 02/06/30(d)	USD	38,780	38,151,764
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		1,770	1,619,550
Wolfspeed, Inc., 1.75%, 05/01/26(n)		1,295	928,515
Xerox Corp., 10.25%, 10/15/30(b)		2,313	2,356,943
Xerox Holdings Corp.(b)
5.50%, 08/15/28		743	475,977
8.88%, 11/30/29		154	92,207
Xerox Issuer Corp., 13.50%, 04/15/31(b)		2,455	2,332,358
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)		879	809,551
			961,817,798
Uzbekistan(b) — 0.0%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28		499	506,922
6.95%, 10/17/31		631	634,773
			1,141,695
Vietnam — 0.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(c)		762	728,856
Zambia(b) — 0.0%
First Quantum Minerals Ltd.
6.88%, 10/15/27		2,040	2,011,950
9.38%, 03/01/29		2,816	2,960,320
			4,972,270
Total Corporate Bonds — 12.7% (Cost: $2,199,126,839)			2,027,470,372
Fixed Rate Loan Interests
United States — 0.1%
Aspen Owner LLC, Term Loan, 7.27%, 02/09/27(d)		18,600	18,742,033
Security		Par (000)	Value
United States (continued)
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27(d)	USD	1,219	$ 1,188,438
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29		1,707	1,663,967
Total Fixed Rate Loan Interests — 0.1% (Cost: $21,404,319)			21,594,438
Floating Rate Loan Interests(a)
Belgium — 0.1%
Finco Utilitas BV, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 5.88%, 09/26/30	EUR	2,600	2,938,961
United Petfood Finance BV, 2025 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 2.75%), 5.17%, 02/26/32		5,977	6,701,491
			9,640,452
Canada — 0.0%
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.29%, 02/01/29	USD	1,755	1,735,529
Czech Republic — 0.0%
AI Sirona Luxembourg Acquisition SARL, 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.65%, 09/30/28	EUR	4,000	4,525,194
Finland — 0.0%
Mehilainen Yhtiot OYJ, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.90%), 6.26%, 08/05/31		7,188	8,134,048
France — 0.4%
Atos SE
EUR PIK 1.5 Lien Term Loan, (3-mo. EURIBOR + 2.60%), 4.96%, 12/17/30		6,781	5,588,108
EUR Term Loan B, 12/17/29(s)		5,236	5,946,434
Banijay Entertainment S.A.S, 2025 EUR Term Loan B (2032), 02/10/32(s)		5,593	6,288,760
Cegid Group SASU, 2025 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.44%, 01/31/30		6,000	6,760,670
Hestiafloor 2 SASU, 2024 EUR Term Loan B, (3- mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 02/27/30		2,941	3,318,952
Holding Socotec SAS, 2025 EUR Term Loan B, 06/02/28(s)		3,955	4,458,022
HomeVi SASU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.19%, 10/31/29		7,000	7,877,457
Obol France 2.5 SAS, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 5.00%), 7.19%, 12/31/28		6,000	6,466,968
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
France (continued)
Parts Europe SA, 1st Lien EUR Term Loan B, (3- mo. EURIBOR at 0.00% Floor + 3.25%), 5.49%, 02/03/31	EUR	8,296	$ 9,357,775
Ramsay Generale de Sante SA, 2025 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.49%, 08/13/31		3,000	3,373,504
			59,436,650
Germany — 0.5%
Aenova Holding GmbH, 2025 EUR Repriced Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.50%, 08/22/31		5,660	6,350,931
Apleona Holding GmbH, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 5.94%, 04/28/28		7,201	8,138,862
AVIV Group GmbH, EUR Term Loan B, 02/16/32(s)		6,879	7,751,087
Ctec III GmbH, 2022 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.00%, 03/16/29		3,000	3,340,708
IFCO Management GmbH, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.34%, 11/29/29		5,000	5,651,395
KP Germany Erste GmbH, 2021 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.73%), 7.11%, 02/12/26		4,266	4,331,344
Minimax GmbH, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 2.50%), 4.65%, 03/17/32		1,500	1,688,655
Nidda Healthcare Holding GmbH, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.54%, 02/21/30		7,677	8,689,412
Schoen Klinik SE, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.36%, 01/12/31		2,667	2,988,460
Software GmbH, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.11%, 09/16/30		6,089	6,874,359
Speedster Bidco GmbH, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.13%, 12/10/31		6,330	7,151,009
Tele Columbus AG, 2024 EUR Term Loan B, (6- mo. EURIBOR at 6.00% Floor + 0.50%), 0.50%, 01/01/29		3,494	3,017,716
TK Elevator Midco GmbH, 2025 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.85%, 04/30/30		7,948	8,918,282
			74,892,220
Ireland — 0.1%
Applegreen Finance Ireland DAC, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 7.19%, 01/30/32		4,272	4,842,759
ION Trading Finance Ltd, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 6.61%, 04/03/28		5,000	5,422,615
			10,265,374
Security		Par (000)	Value
Jersey(d) — 0.1%
Vita Global FinCo Ltd.
EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 7.00%), 9.66%, 07/06/27	EUR	7,985	$ 7,588,014
GBP Incremental Term Loan, (1-mo. SONIA at 0.00% Floor + 8.00%), 12.45%, 09/23/27	GBP	4,889	5,514,159
			13,102,173
Luxembourg — 0.4%
Atlas Luxco 4 SARL, 2021 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.90%, 05/12/28	EUR	3,969	4,466,734
INEOS Finance PLC, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.65%, 06/23/31		7,860	8,345,768
Matterhorn Telecom SA, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.50%), 5.34%, 01/30/32		4,085	4,593,709
Rainbow Finco SARL, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 5.71%, 02/23/29		4,102	4,583,687
Speed Midco 3 SARL(d)
2024 EUR Term Loan B2, (6-mo. EURIBOR at 0.00% Floor + 4.95%), 7.33%, 05/16/29		24,222	27,406,542
2024 GBP Term Loan B2, (1-day SONIA + 4.95%), 9.41%, 05/16/29	GBP	2,184	2,906,620
Tackle SARL
2025 EUR Add on Term Loan B3, 05/22/28(s)	EUR	2,078	2,342,434
2025 EUR Repriced Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.78%, 05/22/28		5,297	5,967,864
Traviata BV, 2025 EUR PIK Term Loan, (3-mo. EURIBOR), 2.18%, 01/22/33		7,800	8,659,509
			69,272,867
Netherlands — 0.7%
Cuppa Bidco BV, GBP Term Loan B2, (1-day SONIA at 0.00% Floor + 5.63%), 10.33%, 07/30/29	GBP	1,000	1,185,437
Cypher Bidco BV, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 6.41%, 12/30/28(d)	EUR	19,970	21,860,541
Flora Food Management BV, 2024 GBP Term Loan B11, (1-day SONIA at 0.00% Floor + 5.29%), 9.99%, 01/03/28	GBP	5,449	7,178,157
Fugue Finance B.V., 2025 EUR Term Loan B, (3- mo. EURIBOR at 0.00% Floor + 3.25%), 5.95%, 01/09/32	EUR	2,135	2,399,238
Median BV, 2021 EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 7.28%, 10/14/27		6,355	7,135,761
Nobian Finance B.V., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.77%, 07/31/30		6,316	6,968,819
Peer Holding III B.V., 2025 EUR Term Loan B6B, (3-mo. EURIBOR at 0.00% Floor + 2.75%), 5.11%, 07/01/31		8,000	9,017,490
Pegasus BidCo BV, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.02%, 07/12/29		3,333	3,759,666
Stage Entertainment B.V., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.54%, 06/02/29		4,000	4,523,472

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Netherlands (continued)
Unit4 Group Holding BV, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.86%, 06/29/28	EUR	5,686	$ 6,403,910
Ziggo BV, 2019 EUR Term Loan H, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 5.30%, 01/31/29		41,843	45,856,829
			116,289,320
New Zealand — 0.1%
FNZ NZ Finco Ltd., 2024 GBP Term Loan B, (1- mo. SONIA at 0.00% Floor + 6.00%), 10.46%, 11/05/31(d)	GBP	8,500	10,591,639
Norway — 0.0%
Sector Alarm Holding AS, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.00%, 06/14/29	EUR	3,255	3,668,695
Spain — 0.3%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.32%, 02/27/30		7,818	8,740,930
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.46%, 10/30/31		3,708	4,201,486
Galapagos SA, 2023 EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 3.90%), 6.14%, 03/01/26(d)		12,962	14,684,355
HBX Group International PLC, EUR Term Loan B, 02/18/32(s)		8,761	9,782,138
PAX Holdco Spain SL, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.52%, 12/31/29		7,199	8,077,762
			45,486,671
Sweden — 0.1%
Eleda Management AB, EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.36%, 04/03/31		4,167	4,716,527
IGT HOLDING IV AB, 2024 EUR Term Loan B4, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 5.86%, 08/29/31		4,000	4,503,081
Platea BC Bidco AB, EUR Delayed Draw Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 6.36%, 04/03/31		327	369,924
Quimper AB, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.08%, 03/29/30		5,043	5,699,965
			15,289,497
United Kingdom — 1.0%
Acuris Finance U.S., Inc., 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.03%, 02/16/28		1,000	1,094,141
Bellis Acquisition Co. PLC, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 6.31%, 05/14/31		5,819	6,158,453
Belron U.K. Finance PLC, 2024 EUR Incremental Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.00%), 5.53%, 10/16/31		6,627	7,476,588
CD&R Firefly Bidco PLC
2025 EUR Term Loan, 04/29/29(s)		1,500	1,678,748
2025 GBP Term Loan, 04/29/29(s)	GBP	4,375	5,746,781
Security		Par (000)	Value
United Kingdom (continued)
CD&R Firefly Bidco PLC (continued)
2024 GBP Term Loan B8, (3-mo. SONIA at 0.00% Floor + 5.25%), 9.71%, 04/29/29(d)	GBP	8,014	$ 10,440,349
CML Project Horizons, GBP Term Loan, (3-mo. SONIA + 3.75%), 8.20%, 04/12/28(d)		15,221	20,284,460
Eagle Bidco Ltd., 2021 GBP Term Loan B, (1-mo. SONIA + 4.28%), 8.74%, 03/20/28		3,000	3,964,798
Edge Finco PLC, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.02%, 08/22/31	EUR	2,905	3,263,182
Entain PLC, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.62%, 06/30/28		6,028	6,824,503
Froneri Lux FinCo SARL, 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 2.50%), 5.10%, 09/30/31		7,550	8,476,557
INEOS Quattro Holdings U.K. Ltd., 2023 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.50%), 6.65%, 04/02/29		7,550	7,706,082
Inspired Finco Holdings Ltd.(s)
2025 EUR Term Loan B6, 02/28/31		1,916	2,148,270
2025 EUR Term Loan B6, 02/28/31		722	810,206
2025 EUR Term Loan B6 (B) (1), 02/28/31		958	1,074,135
International Entertainment JJCO 3 Ltd., GBP Term Loan B, 04/19/32(d)(s)	GBP	7,647	10,165,763
Leased & Tenanted Pubs 1 Ltd., GBP 2nd Lien Term Loan, (1-day SONIA at 3.00% Floor + 9.37%), 13.83%, 03/31/28(d)		2,564	3,348,073
Market Bidco Ltd.
2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.50%), 7.06%, 11/04/30	EUR	2,705	2,966,151
2024 GBP Term Loan B, (3-mo. SONIA at 0.00% Floor + 5.36%), 9.81%, 11/04/30	GBP	1,596	2,061,862
Masorange Finco PLC, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 2.75%), 5.22%, 03/25/31	EUR	8,072	9,033,502
Mercia(d)
GBP Term Loan A1, (3-mo. SONIA + 2.40%), 6.85%, 04/09/26	GBP	6,259	8,341,797
GBP Term Loan A2, (3-mo. SONIA + 2.40%), 6.85%, 04/09/26		19,085	25,435,048
GBP Term Loan B1, (3-mo. SONIA + 2.40%), 6.85%, 04/09/26		1,099	1,465,143
Modulaire Group Holdings Ltd., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.18%), 6.53%, 12/15/28	EUR	3,000	3,334,047
OCS Group Holdings Ltd, GBP Term Loan B, (1- day SONIA at 0.00% Floor + 5.75%), 10.45%, 11/27/31	GBP	3,810	5,048,423
Zegona Holdco Ltd., EUR Term Loan B, 07/17/29(s)	EUR	3,226	3,634,789
			161,981,851
United States — 2.1%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.17%, 05/12/28	USD	2,639	2,635,474
Alorica, Inc., 2022 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.88%), 11.20%, 12/21/27(d)		10,177	9,986,638
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12- mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.75%, 02/01/30	USD	14,590	$ 13,781,528
Amentum Holdings, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/29/31		5,601	5,522,213
American Auto Auction Group LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.80%, 12/30/27(d)		1,686	1,685,972
Arctera U.S. Holdings LLC, 2024 Priority Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 12.50%), 16.80%, 12/09/29		1,845	1,804,819
Arsenal AIC Parent LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 08/19/30		607	597,421
Avaya, Inc., 2023 Exit Term Loan, (1-mo. CME Term SOFR + 7.50%), 11.82%, 08/01/28		41	32,086
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.78%, 10/02/28		4,091	3,528,733
Bausch & Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 05/10/27		4,374	4,317,750
Belron Finance LLC, 2024 USD Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31		4,724	4,705,221
BMC Software, Inc., 2025 EUR Term Loan B, (1- mo. EURIBOR at 0.00% Floor + 3.50%), 5.65%, 07/30/31	EUR	5,983	6,705,767
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31	USD	5,403	5,389,506
Caesars Entertainment, Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/31		8,359	8,214,155
Charter Communications Operating LLC, 2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.55%, 12/15/31		890	886,858
Clarios Global LP, 2025 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.25%), 5.40%, 01/28/32	EUR	5,000	5,582,857
Cloud Software Group, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.80%, 03/29/29	USD	3,899	3,849,374
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.18%), 7.50%, 04/13/29		5,320	5,279,327
CML Hilton Motto Chelsea, Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 3.25%), 7.57%, 10/17/28(d)		8,000	8,004,000
CML La Quinta Resort, Term Loan, 12/09/26(d)(s)		16,454	16,453,718
CML Lake Tahoe Resort Hotel, Term Loan, (1-mo. CME Term SOFR + 3.01%), 7.33%, 10/25/26(d)		11,574	11,621,453
CML Terranea Resort, Term Loan, (1-mo. CME Term SOFR + 4.35%), 8.67%, 01/01/28(d)		7,900	7,900,000
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.06%, 09/29/28		3,766	3,753,268
CPPIB OVM Member US LLC, Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 08/20/31		4,827	4,788,521
Security		Par (000)	Value
United States (continued)
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27	USD	1,822	$ 1,752,015
CVR CHC LP, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 12/30/27		6,357	6,309,389
Digital Room Holdings, Inc., 2021 Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 5.35%), 9.67%, 12/21/28		3,523	3,476,818
Directv Financing LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.82%, 02/15/31		6,956	6,430,284
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.54%, 08/02/27		721	720,392
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/31/30		10,858	10,749,086
Emerald Electronics Manufacturing Services, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.35%), 10.67%, 12/29/27(d)		4,052	2,796,173
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 01/27/29		6,033	5,870,673
First Brands Group LLC, 2023 EUR Incremental Term Loan, (3-mo. EURIBOR at 1.00% Floor + 5.00%), 7.19%, 03/30/27	EUR	6,160	6,507,800
Galaxy Universal LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.50%), 10.94%, 11/12/26(d)	USD	18,263	18,263,147
GoTo Group, Inc.
2024 First Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.18%, 04/28/28		1,473	1,329,817
2024 Second Out Term Loan, (1-mo. CME Term SOFR + 4.85%), 9.18%, 04/28/28		975	395,613
HLP Hotel LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.66%), 7.86%, 09/09/26(d)		16,300	16,300,000
Hydrofarm Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.76%), 10.04%, 10/25/28		2,620	2,095,843
Icon Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 11/13/31		12,384	12,302,761
ION Corporate Solutions Finance SARL, 2025 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 5.71%, 03/13/28	EUR	1,000	1,088,749
J&J Ventures Gaming LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.82%, 04/26/30	USD	4,020	3,828,136
Jack Ohio Finance LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.32%, 01/28/32		1,664	1,649,440
Maverick Gaming LLC
2024 PIK Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.78%, 06/03/28		1,943	1,748,447
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.78%, 06/03/28		3,412	2,055,581

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.31%, 05/04/28	USD	1,837	$ 1,811,753
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.32%, 03/01/29		7,248	6,785,589
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/23/28		10,464	10,386,560
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 07/25/31		2,496	2,458,309
Nielsen Consumer, Inc., 2025 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 5.65%, 03/06/28	EUR	8,676	9,707,592
Pitney Bowes, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 03/19/32	USD	5,660	5,556,252
Polaris Newco LLC
EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 5.90%, 06/02/28	EUR	6,001	6,312,487
GBP Term Loan B, 06/02/28(s)	GBP	981	1,195,392
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.01%), 12.29%, 04/27/29	USD	6,772	2,124,715
2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.29%, 04/27/28		9,535	5,062,888
Solaris Oilfield Infrastructure, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.30%, 09/11/29(d)		18,770	18,629,225
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.32%, 03/14/31		3,383	3,354,136
TransDigm, Inc., 2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.80%, 02/28/31		2,306	2,280,885
Vaco Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 9.45%, 01/21/29		4,184	3,711,094
Verifone Systems, Inc., 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.93%), 10.21%, 08/18/28		7,590	6,714,439
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.65%), 10.95%, 10/26/29		1,681	1,626,499
			330,414,638
Total Floating Rate Loan Interests — 5.9% (Cost: $931,168,084)			934,726,818
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(c)		890	821,025
Security		Par (000)	Value
Benin — 0.0%
Benin Government International Bond, 7.96%, 02/13/38(b)	USD	396	$ 355,410
Brazil — 0.1%
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/26(q)	BRL	16	2,485,205
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/27		93	15,581,912
			18,067,117
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(c)	USD	852	822,981
Cameroon, United Republic Of — 0.0%
Republic of Cameroon International Bond, 9.50%, 07/31/31(c)		851	748,420
Canada — 0.2%
Canadian Government Bond, 2.75%, 03/01/30	CAD	44,128	32,123,238
Chile — 0.0%
Chile Government International Bond
3.75%, 01/14/32	EUR	1,713	1,973,563
4.34%, 03/07/42	USD	1,499	1,286,142
			3,259,705
China — 0.0%
China Government Bond, 2.11%, 08/25/34	CNY	17,600	2,509,176
Colombia — 0.2%
Colombia Government International Bond
8.00%, 04/20/33	USD	1,005	1,021,080
8.00%, 11/14/35		355	349,320
7.75%, 11/07/36		702	670,059
8.75%, 11/14/53		350	335,300
Colombian TES
Series B, 5.75%, 11/03/27	COP	35,288,700	7,630,935
Series B, 6.00%, 04/28/28		72,211,300	15,326,810
Series B, 7.75%, 09/18/30		23,935,300	4,913,863
			30,247,367
Costa Rica — 0.0%
Costa Rica Government International Bond
6.55%, 04/03/34(c)	USD	540	551,003
7.30%, 11/13/54(b)		544	551,752
			1,102,755
Czech Republic — 0.1%
Czech Republic Government Bond
Series 150, 5.00%, 09/30/30	CZK	148,300	7,175,397
Series 154, 4.50%, 11/11/32		79,530	3,761,402
			10,936,799
Dominican Republic — 0.1%
Dominican Republic International Bond
5.95%, 01/25/27(c)	USD	1,371	1,375,284
4.50%, 01/30/30(b)		1,565	1,457,602
7.05%, 02/03/31(b)		1,157	1,193,445
4.88%, 09/23/32(b)		1,264	1,136,412
10.75%, 06/01/36(b)	DOP	112,450	1,924,021
6.95%, 03/15/37(b)	USD	743	738,171
			7,824,935
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Egypt — 0.0%
Egypt Government Bond
Series 3Y, 24.46%, 10/01/27	EGP	27,476	$ 552,109
Series 3Y, 21.38%, 02/04/28		41,862	803,839
Egypt Government International Bond
5.63%, 04/16/30(c)	EUR	749	728,221
7.63%, 05/29/32(c)	USD	1,567	1,319,414
9.45%, 02/04/33(b)		713	653,286
8.50%, 01/31/47(b)		655	474,548
7.50%, 02/16/61(b)		768	496,988
			5,028,405
France — 0.1%
French Republic Government Bond OAT, 3.20%, 05/25/35(b)(c)	EUR	7,811	8,866,906
Gabon — 0.0%
Gabon Government International Bond, Series 4Y, 9.50%, 02/18/29(c)	USD	1,585	1,365,081
Guatemala — 0.0%
Guatemala Government Bond
5.25%, 08/10/29(c)		1,369	1,346,411
5.25%, 08/10/29(b)		642	631,407
7.05%, 10/04/32(b)		1,184	1,242,016
6.60%, 06/13/36(b)		516	515,484
			3,735,318
Hungary — 0.1%
Hungary Government Bond, 7.00%, 10/24/35	HUF	864,490	2,447,563
Hungary Government International Bond
5.25%, 06/16/29(b)	USD	1,454	1,450,728
5.50%, 03/26/36(b)		475	449,350
Series 10Y, 5.38%, 09/12/33(c)	EUR	1,134	1,340,406
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(c)		1,147	1,390,343
			7,078,390
Indonesia — 0.2%
Indonesia Government International Bond
4.65%, 09/20/32	USD	2,878	2,802,453
3.88%, 01/15/33	EUR	1,310	1,484,034
Indonesia Treasury Bond
Series 103, 6.75%, 07/15/35	IDR	48,336,000	2,884,781
Series FR59, 7.00%, 05/15/27		81,925,000	4,987,573
Series FR72, 8.25%, 05/15/36		39,180,000	2,589,184
Series FR98, 7.13%, 06/15/38		115,750,000	7,052,927
			21,800,952
Ireland — 0.7%
Ireland Government Bond, 2.60%, 10/18/34(c)	EUR	95,043	105,952,183
Italy(c) — 0.6%
Italy Buoni Poliennali Del Tesoro
Series 10Y, 3.65%, 08/01/35(b)		23,133	26,435,116
Series 5Y, 2.95%, 07/01/30		54,173	62,084,625
			88,519,741
Ivory Coast — 0.0%
Ivory Coast Government International Bond
6.38%, 03/03/28(c)	USD	602	591,278
5.88%, 10/17/31(c)	EUR	1,587	1,631,534
8.08%, 04/01/36(b)	USD	830	760,488
8.25%, 01/30/37(b)		484	444,070
			3,427,370
Security		Par (000)	Value
Jordan — 0.0%
Jordan Government International Bond, 4.95%, 07/07/25(c)	USD	452	$ 450,165
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC, 13.49%, 05/23/28(b)	KZT	371,000	651,215
Kenya — 0.0%
Republic of Kenya Government International Bond, 9.75%, 02/16/31(b)	USD	852	809,400
Malaysia — 0.2%
Malaysia Government Bond
3.83%, 07/05/34	MYR	40,095	9,404,159
Series 0219, 3.89%, 08/15/29		76,890	18,192,548
Series 0318, 4.64%, 11/07/33		38,367	9,520,796
			37,117,503
Mexico — 0.2%
Mexican Bonos
Series M, 7.00%, 09/03/26	MXN	1,894	9,517,380
Series M, 8.50%, 03/01/29		724	3,668,666
Series M, 8.50%, 05/31/29		303	1,533,129
Series M, 7.50%, 05/26/33		2,336	10,735,645
Series M, 7.75%, 11/13/42		258	1,073,372
Mexico Government International Bond
3.75%, 01/11/28	USD	1,347	1,314,840
6.35%, 02/09/35		1,238	1,228,715
6.34%, 05/04/53		385	338,030
7.38%, 05/13/55		1,972	1,950,555
			31,360,332
Mongolia — 0.0%
City of Ulaanbaatar Mongolia, 7.75%, 08/21/27(c)		777	770,201
Montenegro — 0.0%
Montenegro Government International Bond, 2.88%, 12/16/27(c)	EUR	663	730,895
Morocco(b) — 0.0%
Morocco Government International Bond
5.95%, 03/08/28	USD	550	558,766
4.75%, 04/02/35	EUR	1,355	1,524,267
			2,083,033
Nigeria — 0.0%
Nigeria Government International Bond
8.38%, 03/24/29(b)	USD	539	503,561
10.38%, 12/09/34(b)		847	800,203
7.63%, 11/28/47(c)		784	554,680
			1,858,444
Oman — 0.0%
Oman Government International Bond, 6.75%, 01/17/48(c)		1,646	1,658,345
Panama — 0.0%
Panama Government International Bond
7.50%, 03/01/31		1,246	1,297,709
8.00%, 03/01/38		526	546,514
			1,844,223
Paraguay(c) — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33		812	684,719
5.60%, 03/13/48		482	422,111
			1,106,830

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Peru — 0.0%
Corp. Financiera de Desarrollo SA
4.75%, 07/15/25(c)	USD	1,457	$ 1,454,188
05/06/30(b)		680	681,673
Peruvian Government International Bond
2.78%, 01/23/31		1,351	1,198,337
1.86%, 12/01/32		1,287	1,014,478
			4,348,676
Poland — 0.2%
Republic of Poland Government Bond
2.00%, 08/25/36	PLN	4,322	1,033,182
Series 0429, 5.75%, 04/25/29		41,345	11,369,013
Series 0729, 4.75%, 07/25/29		23,419	6,217,743
Series 1034, 5.00%, 10/25/34		13,317	3,468,265
Republic of Poland Government International Bond
4.88%, 10/04/33	USD	581	574,609
5.50%, 04/04/53		889	833,500
			23,496,312
Republic of North Macedonia — 0.0%
North Macedonia Government International Bond, 6.96%, 03/13/27(c)	EUR	538	632,079
Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(b)	USD	722	716,766
2.12%, 07/16/31(c)	EUR	874	805,703
5.88%, 07/11/32(b)		1,514	1,688,877
6.25%, 09/10/34(b)		1,375	1,523,790
			4,735,136
Saudi Arabia — 0.0%
Saudi Government International Bond
4.50%, 04/17/30(c)	USD	1,688	1,676,403
5.00%, 01/18/53(b)		1,283	1,086,945
			2,763,348
Serbia — 0.0%
Serbia International Bond
6.50%, 09/26/33(c)		669	689,488
6.00%, 06/12/34(b)		784	774,200
			1,463,688
South Africa — 0.3%
Republic of South Africa Government Bond
Series 2030, 8.00%, 01/31/30	ZAR	459,258	23,928,279
Series 2040, 9.00%, 01/31/40		42,818	1,884,156
Series R213, 7.00%, 02/28/31		179,861	8,685,191
Republic of South Africa Government International Bond
7.10%, 11/19/36(b)	USD	843	800,644
5.00%, 10/12/46		920	607,522
5.75%, 09/30/49		1,509	1,070,771
7.95%, 11/19/54(b)		1,080	975,510
			37,952,073
Spain — 0.6%
Spain Government Bond
2.70%, 01/31/30	EUR	28,680	32,963,599
3.15%, 04/30/35(b)(c)		58,397	66,293,997
			99,257,596
Sri Lanka — 0.0%
Sri Lanka Government International Bond, 3.60%, 06/15/35(c)(p)	USD	500	321,000
Security		Par (000)	Value
Thailand — 0.1%
Thailand Government Bond, 2.50%, 11/17/29	THB	347,610	$ 10,790,949
Trinidad And Tobago — 0.0%
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34(b)	USD	801	760,149
Turkey — 0.0%
Turkiye Government Bond
Series 5Y, 31.08%, 11/08/28	TRY	30,386	700,749
Series 5Y, 30.00%, 09/12/29		17,800	397,636
Turkiye Government International Bond, Series 7Y, 7.13%, 02/12/32	USD	1,442	1,407,392
			2,505,777
Ukraine(b)(p) — 0.0%
Ukraine Government International Bond
1.75%, 02/01/29		279	169,342
3.00%, 02/01/30		26	12,366
1.75%, 02/01/34		186	91,860
3.00%, 02/01/34		95	35,621
3.00%, 02/01/35		80	39,936
3.00%, 02/01/36		67	33,113
			382,238
United Arab Emirates — 0.0%
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(c)		1,036	731,675
Republic of Armenia International Bond, 6.75%, 03/12/35(b)		651	611,940
			1,343,615
United Kingdom — 0.4%
United Kingdom Gilt, 4.38%, 03/07/30(c)	GBP	50,234	68,247,383
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD	1,181	1,064,045
Uruguay Government International Bond
9.75%, 07/20/33	UYU	25,092	599,097
5.75%, 10/28/34	USD	1,493	1,559,677
			3,222,819
Uzbekistan(b) — 0.0%
Republic of Uzbekistan International Bond
5.38%, 05/29/27	EUR	782	903,058
7.85%, 10/12/28	USD	524	550,986
			1,454,044
Total Foreign Agency Obligations — 4.4% (Cost: $688,625,957)			698,710,742

	Shares
Grantor Trust
United States — 0.2%
iShares Bitcoin Trust(e)(g)(i)(j)	723,332	38,705,495
Total Grantor Trust — 0.2% (Cost: $29,989,463)		38,705,495
Investment Companies
United States — 3.2%
Invesco QQQ Trust, Series 1	1,200	570,564
iShares 0-5 Year TIPS Bond ETF(g)	190,821	19,749,974
iShares AAA CLO Active ETF(g)	300,000	15,498,000
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
iShares Broad USD High Yield Corporate Bond ETF(f)(g)	505,031	$ 18,484,135
iShares China Large-Cap ETF(f)(g)	472,267	15,990,961
iShares Core S&P Small-Cap ETF(g)	76,782	7,688,182
iShares MSCI Brazil ETF(f)(g)	262,112	7,087,508
KraneShares CSI China Internet ETF(f)	494,900	15,886,290
SPDR Blackstone Senior Loan ETF(f)	203,395	8,294,448
SPDR Gold Shares(e)(i)(j)	1,212,716	368,386,739
SPDR S&P Homebuilders ETF(f)	76,392	7,234,322
SPDR S&P Regional Banking ETF(f)	103,519	5,603,484
VanEck J.P. Morgan EM Local Currency Bond ETF	531,633	13,009,060
VanEck Semiconductor ETF(e)(f)	59,954	12,667,081
Total Investment Companies — 3.2% (Cost: $477,206,533)		516,150,748

		Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	3,435	3,578,805
Texas — 0.1%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		8,300	8,534,586
Total Municipal Bonds — 0.1% (Cost: $11,735,000)			12,113,391
Non-Agency Mortgage-Backed Securities
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1 mo. Term SOFR + 2.25%), 6.57%, 01/19/37(a)(b)		4,557	4,536,338
Cayman Islands(a)(b) — 0.0%
FS Rialto, Series 2021-FL3, Class A, (1 mo. Term SOFR + 1.36%), 5.69%, 11/16/36		67	66,810
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1 mo. Term SOFR + 1.13%), 5.46%, 07/15/39		2,253	2,236,226
MF1 Ltd., Series 2021-FL6, Class A, (1 mo. Term SOFR + 1.21%), 5.53%, 07/16/36		850	844,772
MF1 Trust, Series 2021-W10, Class F, (1 mo. Term SOFR + 3.37%), 7.69%, 12/15/34		4,602	4,427,630
			7,575,438
United States — 3.0%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class D, 4.28%, 08/10/35(a)(b)		4,330	4,081,458
Ajax Mortgage Loan Trust(a)(b)
Series 2021-E, Class A1, 1.74%, 12/25/60		18,915	16,576,469
Series 2021-E, Class A2, 2.69%, 12/25/60		3,304	2,490,294
Series 2021-E, Class B1, 3.73%, 12/25/60		2,184	1,381,086
Series 2021-E, Class M1, 2.94%, 12/25/60		1,332	947,026
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1 mo. Term SOFR + 3.21%), 7.54%, 04/15/34(a)(b)		1,627	789,095
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class E, 1.75%, 05/15/53(b)		1,650	1,263,255
Security		Par (000)	Value
United States (continued)
AREIT Ltd., Series 2025-CRE10, Class A, (1 mo. Term SOFR + 1.39%), 5.72%, 12/17/29(a)(b)	USD	5,880	$ 5,820,935
BAHA Trust, Series 2024-MAR, Class C, 7.77%, 12/10/41(a)(b)		5,180	5,308,647
BAMLL Trust, Series 2025-ASHF, Class E, (1 mo. Term SOFR + 5.25%), 9.57%, 02/15/42(a)(b)		7,688	7,509,920
Bayview Commercial Asset Trust(a)(b)
Series 2005-3A, Class M6, (1 mo. Term SOFR + 1.16%), 5.49%, 11/25/35		237	247,171
Series 2006-3A, Class M1, (1 mo. Term SOFR + 0.62%), 4.95%, 10/25/36		227	214,806
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (1 mo. Term SOFR + 1.32%), 5.64%, 03/15/37(a)(b)		4,880	4,229,910
Benchmark Mortgage Trust, Series 2021-B23, Class XA, 1.36%, 02/15/54(a)		54,128	2,810,158
BHMS(a)(b)
Series 2018-ATLS, Class A, (1 mo. Term SOFR + 1.55%), 5.87%, 07/15/35		6,720	6,715,814
Series 2018-ATLS, Class C, (1 mo. Term SOFR + 2.20%), 6.52%, 07/15/35		1,583	1,578,842
BMP, Series 2024-MF23, Class E, (1 mo. Term SOFR + 3.39%), 7.71%, 06/15/41(a)(b)		2,352	2,323,972
BWAY Mortgage Trust, Series 2013-1515, Class D, 3.63%, 03/10/33(b)		3,735	3,367,393
BX Commercial Mortgage Trust(b)
Series 2020-VIV4, Class A, 2.84%, 03/09/44		1,425	1,291,427
Series 2021-NWM, Class A, (1 mo. Term SOFR + 1.02%), 5.35%, 02/15/33(a)		18,808	18,651,249
Series 2021-NWM, Class B, (1 mo. Term SOFR + 2.26%), 6.59%, 02/15/33(a)		11,028	10,956,801
Series 2021-NWM, Class C, (1 mo. Term SOFR + 4.36%), 8.69%, 02/15/33(a)		7,282	7,263,381
Series 2021-SOAR, Class G, (1 mo. Term SOFR + 2.91%), 7.24%, 06/15/38(a)		8,070	7,924,162
Series 2021-VINO, Class F, (1 mo. Term SOFR + 2.92%), 7.24%, 05/15/38(a)		5,710	5,602,839
Series 2021-XL2, Class A, (1 mo. Term SOFR + 0.80%), 5.12%, 10/15/38(a)		1,231	1,225,053
Series 2021-XL2, Class F, (1 mo. Term SOFR + 2.36%), 6.68%, 10/15/38(a)		11,484	11,347,133
Series 2024-BRBK, Class C, (1 mo. Term SOFR + 4.87%), 9.19%, 10/15/41(a)		2,000	1,969,961
Series 2024-BRBK, Class D, (1 mo. Term SOFR + 5.97%), 10.29%, 10/15/41(a)		2,573	2,521,473
Series 2024-GPA3, Class B, (1 mo. Term SOFR + 1.64%), 5.96%, 12/15/39(a)		9,450	9,367,592
Series 2024-KING, Class A, (1 mo. Term SOFR + 1.54%), 5.86%, 05/15/34(a)		3,020	3,018,352
Series 2024-XL5, Class A, (1 mo. Term SOFR + 1.39%), 5.71%, 03/15/41(a)		5,015	5,009,010
BX Trust(a)(b)
Series 2019-OC11, Class D, 4.08%, 12/09/41		8,408	7,797,088
Series 2019-OC11, Class E, 4.08%, 12/09/41		11,784	10,625,116
Series 2021-MFM1, Class E, (1 mo. Term SOFR + 2.36%), 6.69%, 01/15/34		2,212	2,194,028
Series 2021-MFM1, Class F, (1 mo. Term SOFR + 3.11%), 7.44%, 01/15/34		3,430	3,398,137
Series 2024-CNYN, Class A, (1 mo. Term SOFR + 1.44%), 5.76%, 04/15/41		5,390	5,387,001
Series 2024-VLT4, Class E, (1 mo. Term SOFR + 2.89%), 7.21%, 07/15/29		2,571	2,468,057

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
BX Trust(a)(b) (continued)
Series 2024-VLT4, Class F, (1 mo. Term SOFR + 3.94%), 8.26%, 07/15/29	USD	6,427	$ 6,153,408
Series 2025-ROIC, Class E, (1 mo. Term SOFR + 2.94%), 7.26%, 03/15/30		4,554	4,372,011
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class E, (1 mo. Term SOFR + 2.45%), 6.77%, 12/15/37(a)(b)		1,358	1,348,173
CD Mortgage Trust, Series 2017-CD6, Class B, 3.91%, 11/13/50(a)		864	814,021
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		5,098	4,909,669
Commercial Mortgage Trust, Series 2024-WCL1, Class E, (1 mo. Term SOFR + 4.49%), 8.81%, 06/15/41(a)(b)		3,030	2,975,498
CONE Trust, Series 2024-DFW1, Class E, (1 mo. Term SOFR + 3.89%), 8.21%, 08/15/41(a)(b)		2,960	2,915,726
CSAIL Commercial Mortgage Trust, Series 2016- C5, Class C, 4.78%, 11/15/48(a)		640	621,902
CSMC(b)
Series 2020-FACT, Class E, (1 mo. Term SOFR + 5.48%), 9.80%, 10/15/37(a)		1,103	992,700
Series 2020-NET, Class A, 2.26%, 08/15/37		1,543	1,522,495
Series 2022-LION, Class A, (1 mo. Term SOFR + 3.44%), 7.76%, 02/15/27(a)(d)		11,900	11,752,012
DBGS, Series 2024-SBL, Class A, (1 mo. Term SOFR + 1.88%), 6.20%, 08/15/34(a)(b)		1,300	1,294,310
ELM Trust, Series 2024-ELM, Class E10, 8.05%, 06/10/39(a)(b)		5,730	5,760,988
ELP Commercial Mortgage Trust, Series 2021- ELP, Class F, (1 mo. Term SOFR + 2.78%), 7.10%, 11/15/38(a)(b)		6,585	6,527,713
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class D, (1 mo. Term SOFR + 2.36%), 6.69%, 07/15/38		12,259	12,205,142
Series 2021-ESH, Class E, (1 mo. Term SOFR + 2.96%), 7.29%, 07/15/38		7,821	7,782,169
Freddie Mac STACR REMIC Trust, Series 2022- DNA1, Class B1, (30-day Avg SOFR + 3.40%), 7.75%, 01/25/42(a)(b)		2,121	2,165,945
FS Rialto Issuer LLC, Series 2025-FL10, Class A, (1 mo. Term SOFR + 1.39%), 5.71%, 08/19/42(a)(b)		5,070	5,011,264
GS Mortgage Securities Corp. Trust(a)(b)
Series 2021-DM, Class E, (1 mo. Term SOFR + 3.05%), 7.37%, 11/15/36		8,556	8,408,779
Series 2021-IP, Class A, (1 mo. Term SOFR + 1.06%), 5.39%, 10/15/36		1,493	1,479,137
Series 2021-ROSS, Class A, (1 mo. Term SOFR + 1.41%), 5.74%, 05/15/26		1,480	1,391,240
Series 2022-ECI, Class A, (1 mo. Term SOFR + 2.19%), 6.52%, 08/15/39		1,358	1,357,659
GS Mortgage Securities Trust
Series 2020-GC47, Class AS, 2.73%, 05/12/53		4,426	3,884,963
Series 2020-GSA2, Class XA, 1.77%, 12/12/53(a)(b)		2,078	145,703
Series 2025-800D, Class A, (1 mo. Term SOFR + 2.65%), 6.97%, 11/25/41(a)(b)		9,085	9,050,299
HILT Commercial Mortgage Trust(a)(b)
Series 2024-ORL, Class A, (1 mo. Term SOFR + 1.54%), 5.86%, 05/15/37		5,135	5,112,534
Security		Par (000)	Value
United States (continued)
HILT Commercial Mortgage Trust(a)(b) (continued)
Series 2024-ORL, Class D, (1 mo. Term SOFR + 3.19%), 7.51%, 05/15/37	USD	5,979	$ 5,866,894
Hudson Yards Mortgage Trust, Series 2016-10HY, Class E, 3.08%, 08/10/38(a)(b)		897	856,143
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		2,215	2,187,351
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2018-WPT, Class DFL, (1 mo. Term SOFR + 2.49%), 6.81%, 07/05/33		1,253	930,745
Series 2021-INV5, Class F, (1 mo. Term SOFR + 3.31%), 7.64%, 04/15/38		3,330	3,305,025
Series 2021-MHC, Class E, (1 mo. Term SOFR + 2.81%), 7.14%, 04/15/38		7,106	7,057,146
Series 2022-OPO, Class C, 3.56%, 01/05/39		3,082	2,605,155
JP Morgan Mortgage Trust(a)(b)
Series 2021-INV7, Class A2A, 2.50%, 12/25/51		14,953	12,219,421
Series 2021-INV7, Class A3A, 2.50%, 02/25/52		22,102	19,847,464
Series 2021-INV7, Class A4A, 2.50%, 02/25/52		10,574	7,087,487
JW Commercial Mortgage Trust, Series 2024- MRCO, Class D, (1 mo. Term SOFR + 3.19%), 7.51%, 06/15/39(a)(b)		2,120	2,084,814
KSL Commercial Mortgage Trust, Series 2024- HT2, Class A, (1 mo. Term SOFR + 1.54%), 5.86%, 12/15/39(a)(b)		3,900	3,863,438
LBA Trust, Series 2024-BOLT, Class F, (1 mo. Term SOFR + 4.44%), 8.76%, 06/15/39(a)(b)		929	912,646
LoanCore, Series 2025-CRE8, Class A, (1 mo. Term SOFR + 1.39%), 5.71%, 08/17/42(a)(b)		5,220	5,160,075
MCM Trust(d)
0.00%, 09/25/31(q)		9,861	6,339,709
2.50%, 09/25/31(b)		7,941	7,630,203
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39(b)		1,974	1,990,520
MHC Commercial Mortgage Trust(a)(b)
Series 2021-MHC, Class E, (1 mo. Term SOFR + 2.22%), 6.54%, 04/15/38		7,877	7,827,570
Series 2021-MHC, Class F, (1 mo. Term SOFR + 2.72%), 7.04%, 04/15/38		902	894,838
MHP Trust, Series 2021-STOR, Class G, (1 mo. Term SOFR + 2.86%), 7.19%, 07/15/38(a)(b)		3,936	3,881,880
Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.42%, 07/11/40(a)(b)		2,110	1,972,575
PKHL Commercial Mortgage Trust, Series 2021- MF, Class F, (1 mo. Term SOFR + 3.46%), 7.79%, 07/15/38(a)(b)		929	531,184
PRKCM Trust, Series 2025-PRM5, Class D, 5.81%, 03/10/33(a)(b)		5,600	5,587,352
Ready Capital Mortgage Financing LLC, Series 2022-FL10, Class A, (1 mo. Term SOFR + 2.55%), 6.88%, 10/25/39(a)(b)		6,901	6,886,191
SCG Commercial Mortgage Trust, Series 2025- DLFN, Class E, (1 mo. Term SOFR + 2.95%), 7.27%, 03/15/35(a)(b)		2,965	2,742,340
SREIT Trust(a)(b)
Series 2021-MFP, Class A, (1 mo. Term SOFR + 0.85%), 5.17%, 11/15/38		1,346	1,340,361
Series 2021-MFP, Class F, (1 mo. Term SOFR + 2.74%), 7.06%, 11/15/38		8,244	8,032,878
Series 2021-MFP2, Class F, (1 mo. Term SOFR + 2.73%), 7.05%, 11/15/36		2,325	2,304,656
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Starwood Trust, Series 2021-FLWR, Class E, (1 mo. Term SOFR + 2.04%), 6.36%, 07/15/36(a)(b)	USD	2,632	$ 2,612,260
TVC DSCR(d)
Series 2021-1, 0.00%, 02/01/51		6,340	5,455,938
Series 2021-1, Class A, 2.38%, 02/01/51(b)		13,365	12,263,486
UBS Commercial Mortgage Trust, Series 2019- C17, Class A4, 2.92%, 10/15/52		1,175	1,086,912
VEGAS(a)(b)
Series 2024-GCS, Class C, 6.42%, 07/10/36		6,220	6,089,692
Series 2024-GCS, Class D, 6.42%, 07/10/36		7,010	6,558,525
VNDO Trust, Series 2016-350P, Class D, 4.03%, 01/10/35(a)(b)		2,150	2,080,891
Wells Fargo Commercial Mortgage Trust(a)
Series 2015-C28, Class AS, 3.87%, 05/15/48		2,322	2,313,506
Series 2018-1745, Class A, 3.87%, 06/15/36(b)		1,376	1,271,612
Series 2020-C58, Class XA, 1.92%, 07/15/53		29,576	2,197,316
Series 2021-C59, Class XA, 1.63%, 04/15/54		24,461	1,563,650
Series 2024-1CHI, Class A, 5.48%, 07/15/35(b)		2,620	2,633,203
			473,702,623
Total Non-Agency Mortgage-Backed Securities — 3.0% (Cost: $513,517,919)			485,814,399
Preferred Securities
Capital Trusts — 0.4%(a)
France(o) — 0.1%
BNP Paribas SA, 4.63%(b)		848	801,330
Credit Agricole SA, 5.88%(c)	EUR	1,300	1,411,883
Electricite de France SA(c)
3.38%		1,600	1,689,724
5.13%		600	688,750
5.63%		600	693,284
7.38%	GBP	1,200	1,613,634
Societe Generale SA, 8.13%(b)	USD	2,601	2,567,507
			9,466,112
Germany(c)(o) — 0.0%
Commerzbank AG, 6.50%	EUR	4,000	4,664,734
Deutsche Bank AG, 7.13%		1,600	1,750,254
			6,414,988
India — 0.0%
Axis Bank Ltd., 4.10%(c)(o)	USD	500	478,125
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 4.30%(c)(o)		1,250	1,176,950
Italy — 0.0%
BPER Banca SpA, 6.50%(c)(o)	EUR	1,367	1,560,221
Japan(o) — 0.0%
Rakuten Group, Inc.
4.25%(c)		200	207,878
8.13%(b)	USD	1,573	1,479,566
Sumitomo Mitsui Financial Group, Inc., 6.45%		1,676	1,594,421
			3,281,865
Mexico — 0.0%
Banco Mercantil del Norte SA, 5.88%(b)(o)		607	584,565
Security		Par (000)	Value
Netherlands(o) — 0.1%
ING Groep NV
3.88%	USD	2,400	$ 2,162,588
7.25%(c)		2,850	2,828,625
NN Group NV, 5.75%(c)	EUR	1,650	1,775,401
			6,766,614
Philippines — 0.0%
Rizal Commercial Banking Corp., 6.50%(c)(o)	USD	1,000	992,500
South Korea — 0.0%
Shinhan Financial Group Co. Ltd., 2.88%(c)(o)		1,000	965,930
Spain — 0.0%
CaixaBank SA, 5.88%(c)(o)	EUR	2,000	2,296,854
Switzerland(b)(o) — 0.1%
UBS Group AG
4.88%	USD	886	847,093
6.85%		4,500	4,416,348
7.00%		1,470	1,420,460
7.13%		1,047	1,001,332
			7,685,233
Thailand — 0.0%
Krung Thai Bank PCL/Cayman Islands, 4.40%(c)(o)		596	576,630
United Arab Emirates(c)(o) — 0.0%
Abu Dhabi Commercial Bank PJSC, 8.00%		555	590,209
MAF Global Securities Ltd., 6.38%		629	628,409
			1,218,618
United Kingdom — 0.1%
Barclays PLC(o)
4.38%		848	760,048
7.63%		609	582,598
British Telecommunications PLC, 4.88%, 11/23/81(b)		2,800	2,528,159
Centrica PLC, 6.50%, 05/21/55(c)	GBP	3,321	4,437,406
HSBC Holdings PLC, 4.75%(c)(o)	EUR	2,882	3,159,805
Nationwide Building Society, 7.50%(c)(o)	GBP	3,488	4,552,851
NatWest Group PLC, 7.50%(o)		1,325	1,695,160
			17,716,027
United States(o) — 0.0%
Citigroup, Inc., Series FF, 6.95%	USD	464	454,545
Venture Global LNG, Inc., 9.00%(b)		3,017	2,593,217
			3,047,762
			64,228,994

	Shares
Preferred Stocks — 3.0%
Brazil — 0.2%
Banco Bradesco SA	1,507,575	3,647,305
Gerdau SA	938,986	2,480,181
Itau Unibanco Holding SA	1,629,428	10,215,598
Neon Pagamentos SA, Series C(d)(e)	39,435	16,087,903
		32,430,987
China — 0.4%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $33,821,714)(d)(e)(h)	308,665	61,362,602

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland — 0.0%
Aiven, Series D(d)(e)	86,562	$ 4,038,983
Germany — 0.1%
Henkel AG & Co. KGaA	90,196	7,005,195
Volocopter GmbH, Series D, (Acquired 03/03/21, Cost: $22,418,516)(d)(e)(h)	4,218	—
		7,005,195
India — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 12/11/20, Cost: $13,030,114)(d)(e)(h)	4,047	—
United Kingdom — 0.1%
10X Future Technologies Service Ltd., Series D, (Acquired 12/19/23, Cost: $21,869,474)(d)(e)(h)	637,808	9,095,077
United States — 2.2%
Anduril Industries, Inc.(d)(e)	306,011	12,509,730
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $10,090,875)(d)(e)(h)	18,683	1,855,969
Bright Machines, Inc.(d)(e)
Series C	927,532	2,541,438
Series C-1	1,932,080	3,303,857
Caresyntax, Inc.(d)(e)
Series C-2	75,157	60,877
Series C-3	9,724	7,877
CW Opportunity 2 LP, 10.00%, 03/25/49(d)	9,812,000	12,068,760
Databricks, Inc.(d)(e)(h)
Series F, (Acquired 10/22/19, Cost: $11,769,837)	822,138	76,047,765
Series G, (Acquired 02/01/21, Cost: $13,141,188)	222,270	20,559,975
Davidson Homes, Inc., 12.00%, 04/01/49(d)(e)	33,520	33,583,018
Dream Finders Homes, Inc., 9.00%, 12/31/49(d)	38,156	37,154,405
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $8,339,244)(d)(e)(h)	1,423,565	4,555
FLYR, Inc., Series D-2(d)(e)	2,491,076	14,622,616
GM Cruise Holdings LLCClass G, (Acquired 03/25/21, Cost: $9,841,593)(d)(e)(h)	373,495	373,495
HawkEye 360, Inc., Series D1(d)(e)	561,818	6,983,398
Insight M, Inc., Series D(d)(e)	6,123,315	1,265,689
Jumpcloud, Inc.(d)(e)(h)
Series E-1, (Acquired 10/30/20, Cost: $11,778,091)	6,458,349	13,368,782
Series F, (Acquired 09/03/21, Cost: $2,543,928)	424,788	879,311
Lessen Holdings, Series BX(d)(e)	841,086	2,027,017
Lessen Holdings, Inc., Series CX(d)(e)	259,727	836,321
Loadsmart, Inc.(d)(e)(h)
Series C, (Acquired 10/05/20, Cost: $10,694,460)	1,250,814	7,392,311
Series D, (Acquired 01/27/22, Cost: $2,628,040)	131,402	1,208,898
Lookout, Inc., Series F, (Acquired 09/19/14, Cost: $50,945,689)(d)(e)(h)	4,459,883	3,969,296
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $7,559,970)(d)(e)(h)	329,191	4,081,968
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $9,816,152)(d)(e)(h)	1,099,886	1,286,867
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $5,269,814)(d)(e)(h)	200,937	7,521,072
RapidSOS, Inc., Series C-1(d)(e)	5,162,136	4,749,165
Security	Shares	Value
United States (continued)
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $9,126,025)(d)(e)(h)	399,649	$ 3,997
SambaNova Systems, Inc.(d)(e)(h)
Series C, (Acquired 02/19/20, Cost: $11,739,902)	220,503	9,501,474
Series D, (Acquired 04/09/21, Cost: $6,878,356)	72,390	3,728,809
SCI PH Parent, Inc., Series A, (Acquired 02/10/23, Cost: $3,949,000), 12.50%, 12/31/79(a)(d)(e)(h)	3,949	4,779,001
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $3,799,839)(d)(e)(h)	252,991	2,165,603
Ursa Major Technologies, Inc.(d)(e)(h)
Series C, (Acquired 09/13/21, Cost: $9,742,600)	1,633,349	3,740,369
Series D, (Acquired 10/14/22, Cost: $1,326,169)	200,098	478,234
Verge Genomics, Inc.(d)(e)(h)
Series B, (Acquired 11/05/21, Cost: $9,084,160)	1,705,369	9,498,905
Series C, (Acquired 09/06/23, Cost: $1,451,493)	201,843	1,273,629
Veritas Kapital Assurance PLC(e)
Series G, 12/31/49	36,275	834,325
Series G-1, 12/31/49(a)	25,062	513,771
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $5,641,940), 12.00%, 10/07/32(d)(e)(h)	1,933,359	9,492,793
X.Ai Holdings Corp., Series C(d)(e)	1,161,348	38,521,913
		354,797,255
		468,730,099
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII, 10.91%, 10/30/40(a)	437,061	13,024,418
Wells Fargo & Co., Series L, 7.50%(n)(o)	5,825	6,768,650
		19,793,068
Total Preferred Securities — 3.5% (Cost: $608,843,556)		552,752,161

		Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities(a) — 0.1%
Fannie Mae-Aces, Series 2018-M13, Class A2, 3.87%, 09/25/30	USD	1,597	1,565,109
Freddie Mac Multifamily Structured Pass Through Certificates
Series K105, Class X1, 1.64%, 01/25/30		11,701	687,103
Series K109, Class X1, 1.69%, 04/25/30		14,889	938,190
Series K110, Class X1, 1.76%, 04/25/30		8,151	527,565
Series K116, Class X1, 1.52%, 07/25/30		7,665	449,954
Series K120, Class X1, 1.13%, 10/25/30		49,473	2,199,780
Series KL06, Class XFX, 1.46%, 12/25/29		8,362	340,839
Series KW09, Class X1, 0.92%, 05/25/29		54,474	1,275,072
			7,983,612
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities — 0.7%
Uniform Mortgage-Backed Securities, 3.50%, 05/13/26(t)	USD	126,286	$ 113,958,929
Total U.S. Government Sponsored Agency Securities — 0.8% (Cost: $122,074,041)			121,942,541
U.S. Treasury Obligations
U.S. Treasury Bonds, 4.63%, 02/15/55(u)		6,471	6,403,158
U.S. Treasury Notes(u)
4.13%, 02/28/27		8,495	8,566,878
4.00%, 03/31/30		10,000	10,124,219
Total U.S. Treasury Obligations — 0.2% (Cost: $24,973,219)			25,094,255

	Shares
Warrants
Brazil — 0.0%
Lavoro Ltd., (Issued 12/27/22, Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(e)	95,675	6,793
Israel — 0.0%
Deep Instinct Ltd., Series D, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(d)(e)(h)	109,339	1,093
United Kingdom — 0.0%
10X Future Technologies Service Ltd., (Acquired 12/19/23, Cost: $0), (Issued 12/19/23, Expires 11/17/30, Strike Price GBP 0.01)(d)(e)(h)	768,436	563,252
United States(e) — 0.1%
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(d)	271,336	70,249
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(d)	162,368	2
Davidson Homes, Inc., (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(d)	232,643	1,128,319
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	146,070	29,214
Flagstar Financial, Inc., (Acquired 04/10/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(d)(h)	1,717	3,901,882
FLYR, Inc., (Expires 12/29/33, Strike Price USD 3.95)(d)	35,428	154,466
Green Plains, Inc., (Issued 02/05/21, 1 Share for 1 Warrant, Expires 04/28/26, Strike Price USD 22.00)	1,464,976	73,586
Security	Shares	Value
United States (continued)
HawkEye 360, Inc., (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 11.17)(d)	27,300	$ 122,304
HawkEye 360, Inc., (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 0.01)(d)	240,240	1,864,262
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Shares for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	123,393	642
Insight M, Inc., (Issued 01/31/24, Expires 12/31/49, Strike Price USD 0.34)(d)	6,344,820	308,993
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(d)	111,795	11
Lightning eMotors, Inc., (Issued/Exercisable 05/13/20, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 11.50)(l)	292,348	—
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	226,443	1,155
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	254,485	58,506
RapidSOS, Inc., (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(d)	2,862,231	2,604,630
Sarcos Technology & Robotics Corp., (Issued 01/15/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)	92,406	21,244
Sonder Holdings, Inc., (Expires 04/11/30, Strike Price USD 1.00)(d)	612,553	931,081
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(d)	61,404	134,475
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(d)(h)	238,291	936,484
Volato Group, Inc., (Acquired 12/03/23, Cost: $181,758), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(h)	181,758	3,817
		12,345,322
Total Warrants — 0.1% (Cost: $2,553,478)		12,916,460
Total Long-Term Investments — 97.0% (Cost: $12,995,925,576)		15,431,462,357

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Short-Term Securities
Foreign Agency Obligations — 0.0%
Egypt — 0.0%
Egypt Treasury Bills(v)
26.37%, 11/18/25	EGP	39,875	$ 687,340
26.90%, 12/16/25		90,825	1,531,678
			2,219,018

	Shares
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(g)(w)(x)	64,357,698	64,383,441
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.21%(g)(w)	146,947,412	146,947,412
		211,330,853

		Par (000)
Time Deposits — 0.0%
Canada — 0.0%
BNP Paribas, 1.57%, 05/01/25	CAD	128	92,937
Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 2.90%, 05/01/25	HKD	1,179	151,965
South Africa — 0.0%
Brown Brothers Harriman & Co., 5.46%, 05/01/25	ZAR	1,039	55,871
			300,773
Total Short-Term Securities — 1.3% (Cost: $213,872,513)			213,850,644
Options Purchased — 0.4% (Cost: $61,239,100)			70,700,109
Total Investments Before Options Written — 98.7% (Cost: $13,271,037,189)			15,716,013,110
Options Written — (0.3)% (Premiums Received: $(45,703,538))			(55,516,850)
Total Investments, Net of Options Written — 98.4% (Cost: $13,225,333,651)			15,660,496,260
Other Assets Less Liabilities — 1.6%			253,085,173
Net Assets — 100.0%			$ 15,913,581,433

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)	All or a portion of this security is on loan.
(g)	Affiliate of the Fund.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $455,793,349, representing 2.9% of its net assets as of period end, and an original cost of $513,795,741.

(i)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(j)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(k)	Investment does not issue shares.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(n)	Convertible security.
(o)	Perpetual security with no stated maturity date.
(p)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(q)	Zero-coupon bond.
(r)	When-issued security.
(s)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)	Represents or includes a TBA transaction.
(u)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(v)	Rates are discount rates or a range of discount rates as of period end.
(w)	Annualized 7-day yield as of period end.
(x)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Par/Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
Bio City Development Co. B.V, 8.00%, 07/06/24(a)	$ 5,634,000	$ —	$ (5,774,768)	$ (135,075,232)	$ 135,216,000	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	167,467,226	—	(103,160,890)(b)	59,514	17,591	64,383,441	64,357,698	737,920 (c)	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	351,977,140	—	(205,029,728)(b)	—	—	146,947,412	146,947,412	14,499,687	—
iShares 0-5 Year TIPS Bond ETF	18,925,627	—	—	—	824,347	19,749,974	190,821	656,222	—
iShares AAA CLO Active ETF	—	15,547,000	—	—	(49,000)	15,498,000	300,000	472,437	—
iShares Biotechnology ETF(a)	—	17,885,548	(16,597,421)	(1,288,127)	—	—	—	48,001	—
iShares Bitcoin Trust	1,443,510	68,223,337	(34,093,362)	(5,932,554)	9,064,564	38,705,495	723,332	—	—
iShares Broad USD High Yield Corporate Bond ETF	—	63,103,507	(44,535,111)	135,427	(219,688)	18,484,135	505,031	1,115,695	—
iShares China Large-Cap ETF	—	16,564,175	—	—	(573,214)	15,990,961	472,267	—	—
iShares Core S&P Small-Cap ETF	—	8,926,721	—	—	(1,238,539)	7,688,182	76,782	151,691	—
iShares iBoxx $ High Yield Corporate Bond ETF(a)	—	179,031,788	(178,588,361)	(443,427)	—	—	—	601,589	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	12,215,901	—	(13,126,580)	459,229	451,450	—	—	231,885	—
iShares JP Morgan USD Emerging Markets Bond ETF(a)	10,305,836	—	(10,994,951)	493,062	196,053	—	—	265,978	—
iShares Latin America 40 ETF(a)	10,159,239	—	(9,025,702)	(667,636)	(465,901)	—	—	444,671	—
iShares MSCI Brazil ETF	13,555,549	—	(4,928,573)	(2,164,793)	625,325	7,087,508	262,112	685,657	—
iShares MSCI Emerging Markets ETF(a)	2,313,271	—	(2,526,079)	7,046	205,762	—	—	57,407	—
iShares Russell Mid-Cap Growth ETF(a)	5,196,443	—	(5,469,531)	857,731	(584,643)	—	—	14,366	—
Quintis Australia Pty. Ltd., 12.00%, 10/01/28	8	—	—	—	122,311	8	82,684,528	—	—
Quintis Australia Pty. Ltd., 7.50%, 10/01/26	20,325,621	—	—	—	(9,458,352)	10,855,729	92,389,186	—	—
Quintis HoldCo. Pty. Ltd.	283	—	—	—	(3)	280	43,735,802	—	—
				$ (143,559,760)	$ 134,134,063	$ 345,391,125		$ 19,983,206	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	1,579	05/29/25	$ 76,930	$ (260,759)
Exchange Traded Bitcoin Futures(a)	7	05/30/25	3,314	12,617
Euro BOBL	4,736	06/06/25	641,836	6,266,616
Euro BTP	280	06/06/25	38,156	218,613
Euro Bund	4,254	06/06/25	635,067	3,381,493
Euro OAT	684	06/06/25	97,355	572,694
Euro-Schatz	584	06/06/25	71,167	422,885
Nikkei 225 Index	1,078	06/12/25	272,085	(4,835,664)
10-Year Australian Treasury Bonds	4,689	06/16/25	345,323	8,957,734
CBOE Volatility Index	2	06/18/25	47	684
U.S. Long Bond	963	06/18/25	112,400	1,370,671
Ultra U.S. Treasury Bond	2,834	06/18/25	342,648	(1,230,263)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
E-mini Russell 2000 Index	234	06/20/25	$ 23,047	$ (720,247)
Euro Stoxx 50 Index	38	06/20/25	2,213	169,538
Euro Stoxx Banks Index	3,851	06/20/25	39,834	27,538
S&P 500 E-Mini Index	520	06/20/25	145,262	4,473,091
Long Gilt	547	06/26/25	68,175	491,395
5-Year U.S. Treasury Note	7,376	06/30/25	806,520	7,595,347
CBOE Volatility Index	6	09/17/25	138	(3,770)
CBOE Volatility Index	6	10/22/25	138	11,262
CBOE Volatility Index	1	11/19/25	23	2,597
CBOE Volatility Index	5	12/17/25	111	(2,976)
				26,921,096
Short Contracts
CAC 40 Index	4	05/16/25	343	(2,605)
CBOE Volatility Index	14	05/21/25	336	54,768
30-Year Euro Buxl Bond	84	06/06/25	11,809	203,565
10-Year Japanese Government Treasury Bonds	77	06/13/25	75,745	(1,502,698)
10-Year U.S. Treasury Note	7,881	06/18/25	885,874	(10,070,321)
10-Year U.S. Ultra Long Treasury Note	13,831	06/18/25	1,589,701	(37,701,875)
FTSE 100 Index	73	06/20/25	8,260	237,857
NASDAQ 100 E-Mini Index	1,724	06/20/25	677,825	7,773,764
Exchange Traded Bitcoin Futures	6	06/27/25	2,859	(105,745)
2-Year U.S. Treasury Note	16,039	06/30/25	3,339,871	(16,683,904)
CBOE Volatility Index	4	07/16/25	93	(4,076)
CBOE Volatility Index	2	08/20/25	46	1,537
3-Month SOFR	992	03/17/26	239,853	(1,577,151)
				(59,376,884)
				$ (32,455,788)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	6,127,620,000	USD	4,197,000	Standard Chartered Bank	05/02/25	$ 113,672
BRL	213,626,211	USD	36,360,361	BNP Paribas SA	05/05/25	1,282,029
BRL	7,655,375	USD	1,346,000	Citibank N.A.	05/05/25	2,929
BRL	15,178,671	USD	2,567,000	Citibank N.A.	05/05/25	107,585
BRL	15,118,565	USD	2,569,000	Goldman Sachs International	05/05/25	94,994
BRL	136,376,553	USD	23,759,147	HSBC Bank PLC	05/05/25	271,329
USD	37,737,813	BRL	213,626,211	BNP Paribas SA	05/05/25	95,423
USD	1,352,349	BRL	7,655,375	Citibank N.A.	05/05/25	3,420
USD	2,681,365	BRL	15,178,671	Citibank N.A.	05/05/25	6,780
USD	2,670,747	BRL	15,118,565	Goldman Sachs International	05/05/25	6,753
USD	5,034,400	BRL	28,498,730	Goldman Sachs International	05/05/25	12,730
USD	13,710,933	BRL	77,768,412	Goldman Sachs International	05/05/25	7,610
USD	2,816,617	BRL	15,944,304	HSBC Bank PLC	05/05/25	7,122
USD	24,091,392	BRL	136,376,553	HSBC Bank PLC	05/05/25	60,917
TRY	13,514,432	USD	348,326	Barclays Bank PLC	05/06/25	2,328
TRY	13,338,136	USD	342,003	Barclays Bank PLC	05/07/25	3,666
TRY	20,586,104	USD	527,847	Barclays Bank PLC	05/07/25	5,657
TRY	144,200,288	USD	3,727,478	Barclays Bank PLC	05/07/25	9,584
TRY	163,353,430	USD	4,211,150	Barclays Bank PLC	05/07/25	22,281
TRY	172,955,573	USD	4,453,772	Barclays Bank PLC	05/07/25	28,506
TRY	42,089,471	USD	1,088,068	BNP Paribas SA	05/07/25	2,714
TRY	55,460,816	USD	1,418,000	UBS AG	05/07/25	19,310
TRY	15,758,184	USD	403,079	UBS AG	05/13/25	2,406
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	55,380,611	USD	1,417,000	Barclays Bank PLC	05/14/25	$ 6,333
BRL	23,482,077	USD	4,066,653	JPMorgan Chase Bank N.A.	05/20/25	55,516
BRL	248,654,913	USD	43,101,909	Morgan Stanley & Co. International PLC	05/20/25	548,307
CNH	4,117,798	USD	561,693	UBS AG	05/20/25	5,345
COP	9,051,648,070	USD	2,114,624	BNP Paribas SA	05/20/25	22,823
COP	27,985,270,486	USD	6,490,091	Citibank N.A.	05/20/25	118,324
CZK	55,695,175	USD	2,448,039	Nomura International PLC	05/20/25	81,213
EUR	233,770	USD	258,457	Morgan Stanley & Co. International PLC	05/20/25	6,609
HUF	203,617,640	USD	555,153	Goldman Sachs International	05/20/25	14,767
IDR	10,798,823,472	USD	634,255	Citibank N.A.	05/20/25	17,799
IDR	55,204,035,560	USD	3,242,337	Citibank N.A.	05/20/25	90,988
MXN	120,548,001	USD	6,010,031	Goldman Sachs International	05/20/25	124,394
PLN	19,527,056	USD	5,073,196	UBS AG	05/20/25	90,499
THB	37,458,941	USD	1,104,169	Barclays Bank PLC	05/20/25	18,359
THB	72,714,415	USD	2,147,185	Barclays Bank PLC	05/20/25	31,841
THB	190,904,306	USD	5,627,246	Barclays Bank PLC	05/20/25	93,566
THB	370,578,946	USD	10,942,830	Barclays Bank PLC	05/20/25	162,274
THB	40,976,256	USD	1,204,475	JPMorgan Chase Bank N.A.	05/20/25	23,456
THB	40,982,530	USD	1,204,660	JPMorgan Chase Bank N.A.	05/20/25	23,460
USD	3,082,324	CNH	22,234,078	Royal Bank of Canada	05/20/25	20,601
USD	38,912,224	COP	161,402,067,025	Morgan Stanley & Co. International PLC	05/20/25	798,896
USD	29,722	EUR	25,853	Societe Generale	05/20/25	408
USD	3,618,832	IDR	59,417,605,422	JPMorgan Chase Bank N.A.	05/20/25	31,083
USD	10,975,917	IDR	180,213,573,255	JPMorgan Chase Bank N.A.	05/20/25	94,276
USD	3,166,230	ZAR	58,073,840	Credit Agricole Corporate and Investment Bank	05/20/25	47,861
USD	43,241,359	ZAR	795,896,128	Morgan Stanley & Co. International PLC	05/20/25	504,435
UYU	5,820,859	USD	136,544	Citibank N.A.	05/20/25	1,686
ZAR	151,342,645	USD	7,908,342	HSBC Bank PLC	05/20/25	218,245
ZAR	35,056,831	USD	1,769,153	UBS AG	05/20/25	113,280
EGP	71,260,802	USD	1,345,084	Societe Generale	05/27/25	42,362
TRY	29,100,120	USD	707,000	Barclays Bank PLC	05/27/25	29,445
TRY	53,893,000	USD	1,354,164	Barclays Bank PLC	05/27/25	9,722
TRY	119,894,837	USD	2,911,129	State Street Bank and Trust Co.	05/27/25	123,084
CAD	12,298,265	USD	8,930,317	Toronto-Dominion Bank	05/28/25	2,497
CNH	145,518,079	USD	20,019,428	HSBC Bank PLC	05/28/25	31,151
COP	24,918,620,082	USD	5,744,927	Morgan Stanley & Co. International PLC	05/28/25	132,201
IDR	212,869,565,660	USD	12,603,066	Barclays Bank PLC	05/28/25	246,721
IDR	22,774,840,000	USD	1,355,000	Citibank N.A.	05/28/25	19,794
IDR	129,999,323,408	USD	7,719,904	Morgan Stanley & Co. International PLC	05/28/25	127,453
INR	524,273,886	USD	6,105,366	JPMorgan Chase Bank N.A.	05/28/25	80,804
INR	894,136,846	USD	10,346,890	Morgan Stanley & Co. International PLC	05/28/25	203,478
MXN	614,472,182	USD	31,127,908	Goldman Sachs International	05/28/25	107,441
MYR	91,845,710	USD	20,959,291	Barclays Bank PLC	05/28/25	346,320
PEN	10,058,776	USD	2,696,000	Deutsche Bank AG	05/28/25	45,608
USD	4,023,030	CZK	88,212,774	JPMorgan Chase Bank N.A.	05/28/25	16,297
USD	3,344,927	EUR	2,937,401	Barclays Bank PLC	05/28/25	12,669
USD	3,001,776	PLN	11,326,310	State Street Bank and Trust Co.	05/28/25	7,337
USD	1,800,707	RON	7,874,721	Societe Generale	05/28/25	10,473
USD	6,086,992	ZAR	113,217,223	Bank of America N.A.	05/28/25	11,412
ZAR	340,567,210	USD	18,176,962	Standard Chartered Bank	05/28/25	98,910
TRY	27,873,026	USD	677,797	Barclays Bank PLC	06/02/25	22,643
USD	4,989,736	BRL	28,498,730	Goldman Sachs International	06/03/25	5,037
AUD	356,399,306	USD	225,005,574	HSBC Bank PLC	06/18/25	3,403,733
CAD	138,016,381	USD	96,420,621	Societe Generale	06/18/25	3,934,580
CAD	171,573,209	USD	119,863,999	Societe Generale	06/18/25	4,891,220
CHF	343,781,041	USD	393,891,753	Societe Generale	06/18/25	24,856,347
CNH	1,572,204	USD	213,617	BNP Paribas SA	06/18/25	3,365
CNH	558,268,243	USD	76,846,703	Deutsche Bank AG	06/18/25	200,542
CNH	18,035,834	USD	2,489,014	HSBC Bank PLC	06/18/25	132
DKK	451,742,987	USD	66,355,689	Citibank N.A.	06/18/25	2,427,925
EUR	802,060	USD	867,214	Barclays Bank PLC	06/18/25	43,854
EUR	14,167,730	USD	15,671,039	BNP Paribas SA	06/18/25	422,233

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	34,647,037	USD	37,939,615	Credit Agricole Corporate and Investment Bank	06/18/25	$ 1,416,317
EUR	802,059	USD	870,790	JPMorgan Chase Bank N.A.	06/18/25	40,278
EUR	28,889,974	USD	31,638,566	JPMorgan Chase Bank N.A.	06/18/25	1,177,857
EUR	7,525,427	USD	8,524,059	Morgan Stanley & Co. International PLC	06/18/25	24,152
EUR	21,481,509	USD	23,529,834	Standard Chartered Bank	06/18/25	871,237
EUR	244,324,895	USD	267,840,677	The Bank of New York Mellon	06/18/25	9,690,521
EUR	6,194,728	USD	6,791,373	UBS AG	06/18/25	245,283
EUR	43,573,324	USD	47,651,439	UBS AG	06/18/25	1,843,955
EUR	55,278,481	USD	61,122,887	Wells Fargo Bank N.A.	06/18/25	1,668,517
GBP	8,803,502	USD	11,379,856	Natwest Markets PLC	06/18/25	354,667
GBP	7,695,590	USD	9,795,892	Toronto-Dominion Bank	06/18/25	461,853
GBP	42,843,269	USD	55,553,582	UBS AG	06/18/25	1,553,843
HUF	6,627,631,263	USD	17,995,930	State Street Bank and Trust Co.	06/18/25	527,511
JPY	3,357,421,305	USD	23,071,794	BNP Paribas SA	06/18/25	534,311
JPY	3,486,343,024	USD	23,520,265	BNP Paribas SA	06/18/25	992,292
JPY	132,663,509,568	USD	904,964,233	BNP Paribas SA	06/18/25	27,795,914
JPY	201,527,464	USD	1,389,872	Citibank N.A.	06/18/25	27,072
JPY	293,183,984	USD	2,004,443	Citibank N.A.	06/18/25	56,940
JPY	2,124,170,320	USD	14,749,869	Deutsche Bank AG	06/18/25	185,221
JPY	3,495,651,852	USD	23,475,009	JPMorgan Chase Bank N.A.	06/18/25	1,102,999
JPY	4,662,811,120	USD	31,635,657	Morgan Stanley & Co. International PLC	06/18/25	1,148,674
JPY	4,669,233,159	USD	31,635,657	Morgan Stanley & Co. International PLC	06/18/25	1,193,827
JPY	3,497,400,078	USD	23,686,184	State Street Bank and Trust Co.	06/18/25	904,115
JPY	2,890,963,936	USD	20,276,176	The Bank of New York Mellon	06/18/25	50,257
JPY	417,671,851	USD	2,846,580	UBS AG	06/18/25	90,080
KRW	109,123,529,624	USD	75,554,091	Citibank N.A.	06/18/25	1,254,925
MXN	68,811,775	USD	3,393,941	Citibank N.A.	06/18/25	94,299
MXN	260,816,578	USD	12,748,838	HSBC Bank PLC	06/18/25	472,602
NZD	15,081,861	USD	8,653,912	Natwest Markets PLC	06/18/25	317,464
PLN	113,668,465	USD	29,433,386	State Street Bank and Trust Co.	06/18/25	602,745
SEK	600,898,821	USD	59,981,040	Credit Agricole Corporate and Investment Bank	06/18/25	2,354,659
SGD	44,742,757	USD	33,751,719	BNP Paribas SA	06/18/25	589,351
TWD	2,444,810,699	USD	74,500,570	HSBC Bank PLC	06/18/25	2,378,079
USD	213,617	CNH	1,536,195	HSBC Bank PLC	06/18/25	1,605
USD	2,489,014	CNH	17,899,376	HSBC Bank PLC	06/18/25	18,700
USD	12,885,432	EUR	11,285,087	BNP Paribas SA	06/18/25	66,584
USD	10,444,614	EUR	9,149,158	Natwest Markets PLC	06/18/25	51,991
USD	21,375,062	EUR	18,676,931	State Street Bank and Trust Co.	06/18/25	159,741
USD	102,279,146	EUR	88,780,822	UBS AG	06/18/25	1,432,085
USD	37,508,708	GBP	28,013,273	UBS AG	06/18/25	168,750
USD	331,304	IDR	5,473,333,891	Barclays Bank PLC	06/18/25	1,169
USD	9,310,649	JPY	1,321,537,081	State Street Bank and Trust Co.	06/18/25	18,891
USD	483,094	EUR	424,179	Credit Agricole Corporate and Investment Bank	07/16/25	407
USD	692,087	EUR	607,669	Credit Agricole Corporate and Investment Bank	07/16/25	601
USD	692,783	EUR	608,296	Credit Agricole Corporate and Investment Bank	07/16/25	584
USD	777,502	EUR	682,678	Credit Agricole Corporate and Investment Bank	07/16/25	662
USD	877,325	EUR	770,326	Credit Agricole Corporate and Investment Bank	07/16/25	747
USD	888,841	EUR	780,444	Credit Agricole Corporate and Investment Bank	07/16/25	749
USD	1,355,363	EUR	1,190,072	Credit Agricole Corporate and Investment Bank	07/16/25	1,142
USD	1,487,723	EUR	1,306,280	Credit Agricole Corporate and Investment Bank	07/16/25	1,267
USD	1,532,025	EUR	1,345,190	Credit Agricole Corporate and Investment Bank	07/16/25	1,291
USD	1,719,261	EUR	1,509,619	Credit Agricole Corporate and Investment Bank	07/16/25	1,418
USD	1,815,436	EUR	1,593,996	Credit Agricole Corporate and Investment Bank	07/16/25	1,577
						111,404,957
USD	4,259,729	KRW	6,127,620,000	Standard Chartered Bank	05/02/25	(50,943)
BRL	11,559,226	USD	2,041,977	Barclays Bank PLC	05/05/25	(5,163)
BRL	15,917,499	USD	2,811,882	Barclays Bank PLC	05/05/25	(7,110)
BRL	28,498,730	USD	5,034,400	Barclays Bank PLC	05/05/25	(12,730)
BRL	7,727,045	USD	1,365,009	BNP Paribas SA	05/05/25	(3,451)
BRL	8,217,887	USD	1,451,718	Citibank N.A.	05/05/25	(3,671)
BRL	16,254,000	USD	2,871,326	Citibank N.A.	05/05/25	(7,260)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	28,498,729	USD	5,024,459	Goldman Sachs International	05/05/25	$ (2,789)
BRL	77,768,412	USD	13,738,060	Goldman Sachs International	05/05/25	(34,738)
BRL	15,944,304	USD	2,823,000	HSBC Bank PLC	05/05/25	(13,505)
BRL	246,137,147	USD	43,480,983	Morgan Stanley & Co. International PLC	05/05/25	(109,945)
BRL	15,706,400	USD	2,774,590	Societe Generale	05/05/25	(7,016)
USD	1,990,955	BRL	11,559,226	Barclays Bank PLC	05/05/25	(45,859)
USD	2,694,000	BRL	15,917,499	Barclays Bank PLC	05/05/25	(110,771)
USD	4,908,606	BRL	28,498,730	Barclays Bank PLC	05/05/25	(113,064)
USD	1,284,500	BRL	7,727,045	BNP Paribas SA	05/05/25	(77,058)
USD	1,417,000	BRL	8,217,887	Citibank N.A.	05/05/25	(31,047)
USD	2,800,000	BRL	16,254,000	Citibank N.A.	05/05/25	(64,065)
USD	42,819,120	BRL	246,137,147	Morgan Stanley & Co. International PLC	05/05/25	(551,918)
USD	2,708,000	BRL	15,706,400	Societe Generale	05/05/25	(59,574)
USD	6,307,204	TRY	245,034,866	Barclays Bank PLC	05/07/25	(43,065)
USD	1,390,108	TRY	53,967,473	HSBC Bank PLC	05/07/25	(8,501)
USD	1,342,260	TRY	52,058,767	UBS AG	05/07/25	(6,883)
USD	3,305,705	TRY	127,986,830	UBS AG	05/07/25	(11,173)
USD	4,003,000	TWD	128,896,600	Standard Chartered Bank	05/16/25	(29,450)
CZK	19,430,485	USD	886,171	Deutsche Bank AG	05/20/25	(3,786)
IDR	240,943,290,944	USD	14,674,663	JPMorgan Chase Bank N.A.	05/20/25	(126,045)
USD	59,432,890	BRL	349,370,298	Goldman Sachs International	05/20/25	(1,897,445)
USD	13,948,507	CZK	320,929,652	Toronto-Dominion Bank	05/20/25	(625,680)
USD	1,361,002	EUR	1,249,216	Deutsche Bank AG	05/20/25	(55,455)
USD	2,926,171	HUF	1,079,502,815	State Street Bank and Trust Co.	05/20/25	(95,323)
USD	12,590,169	IDR	212,595,068,093	Barclays Bank PLC	05/20/25	(246,729)
USD	8,948,420	IDR	151,228,302,740	Nomura International PLC	05/20/25	(183,034)
USD	27,071,612	MXN	548,365,289	Barclays Bank PLC	05/20/25	(833,503)
USD	762,842	MXN	15,014,872	Goldman Sachs International	05/20/25	(1,232)
USD	4,335,793	MXN	87,673,093	JPMorgan Chase Bank N.A.	05/20/25	(125,699)
USD	177,774	MYR	779,556	Barclays Bank PLC	05/20/25	(3,025)
USD	9,218,875	MYR	40,807,351	Credit Agricole Corporate and Investment Bank	05/20/25	(245,369)
USD	16,321,216	MYR	72,139,776	Goldman Sachs International	05/20/25	(409,800)
USD	10,611,200	MYR	46,901,503	Royal Bank of Canada	05/20/25	(266,430)
USD	28,782,140	PLN	111,130,720	State Street Bank and Trust Co.	05/20/25	(605,041)
USD	3,212,470	THB	109,657,650	Barclays Bank PLC	05/20/25	(73,631)
USD	3,212,470	THB	109,657,650	Barclays Bank PLC	05/20/25	(73,631)
USD	3,215,096	THB	109,641,202	BNP Paribas SA	05/20/25	(70,512)
USD	3,215,096	THB	109,641,202	BNP Paribas SA	05/20/25	(70,512)
USD	3,278,208	THB	110,173,356	BNP Paribas SA	05/20/25	(23,347)
USD	16,706,933	THB	561,483,252	BNP Paribas SA	05/20/25	(118,983)
USD	1,105,397	UYU	47,543,125	Citibank N.A.	05/20/25	(23,625)
AUD	2,142,384	USD	1,376,438	Bank of America N.A.	05/28/25	(3,767)
CZK	306,467,215	USD	14,111,994	Natwest Markets PLC	05/28/25	(191,874)
EUR	7,911,949	USD	9,134,666	The Bank of New York Mellon	05/28/25	(159,161)
GBP	2,023,000	USD	2,711,443	Bank of America N.A.	05/28/25	(15,162)
HUF	2,946,753,555	USD	8,320,237	Standard Chartered Bank	05/28/25	(75,753)
JPY	377,319,940	USD	2,692,753	Societe Generale	05/28/25	(46,054)
PLN	12,556,276	USD	3,327,488	Barclays Bank PLC	05/28/25	(7,871)
PLN	43,393,278	USD	11,695,962	Deutsche Bank AG	05/28/25	(223,688)
RON	17,996,603	USD	4,164,825	Goldman Sachs International	05/28/25	(73,488)
SGD	391,386	USD	301,000	Bank of America N.A.	05/28/25	(953)
THB	548,435,645	USD	16,634,384	Morgan Stanley & Co. International PLC	05/28/25	(189,691)
THB	134,210,065	USD	4,037,000	Standard Chartered Bank	05/28/25	(12,748)
USD	2,761,385	AUD	4,336,000	Citibank N.A.	05/28/25	(16,782)
USD	8,930,317	CAD	12,389,341	State Street Bank and Trust Co.	05/28/25	(68,651)
USD	1,318,528	CLP	1,277,074,798	HSBC Bank PLC	05/28/25	(29,911)
USD	1,506,743	CNH	10,948,953	HSBC Bank PLC	05/28/25	(1,886)
USD	1,333,910	COP	5,719,806,080	Morgan Stanley & Co. International PLC	05/28/25	(15,123)
USD	4,049,868	HUF	1,460,213,521	Citibank N.A.	05/28/25	(35,546)
USD	4,652,611	IDR	78,662,624,699	Barclays Bank PLC	05/28/25	(95,827)
USD	2,248,520	INR	192,699,063	Barclays Bank PLC	05/28/25	(25,233)
USD	9,186,028	MXN	181,001,496	Goldman Sachs International	05/28/25	(14,787)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,496,803	MYR	19,592,571	Morgan Stanley & Co. International PLC	05/28/25	$ (48,120)
USD	2,696,000	PEN	9,941,500	Citibank N.A.	05/28/25	(13,643)
USD	2,693,000	SGD	3,530,967	Barclays Bank PLC	05/28/25	(13,936)
USD	4,204,992	THB	140,606,522	BNP Paribas SA	05/28/25	(11,056)
BRL	15,739,776	USD	2,761,000	Bank of America N.A.	06/03/25	(7,963)
BRL	78,309,582	USD	13,710,933	Goldman Sachs International	06/03/25	(13,841)
BRL	357,257,184	EUR	55,185,082	Citibank N.A.	06/18/25	(398,926)
CNH	1,332,526,315	USD	185,193,990	Standard Chartered Bank	06/18/25	(1,290,493)
DKK	53,898,451	USD	8,244,467	Credit Agricole Corporate and Investment Bank	06/18/25	(37,743)
EUR	79,293,414	CHF	75,778,496	Barclays Bank PLC	06/18/25	(2,233,015)
EUR	20,208,090	USD	23,053,523	Barclays Bank PLC	06/18/25	(98,942)
EUR	19,908,121	USD	23,060,273	BNP Paribas SA	06/18/25	(446,431)
EUR	26,467,484	USD	30,319,323	BNP Paribas SA	06/18/25	(254,632)
EUR	33,149,716	USD	37,663,713	Deutsche Bank AG	06/18/25	(8,604)
EUR	13,218,992	USD	15,259,359	HSBC Bank PLC	06/18/25	(243,768)
EUR	19,908,121	USD	23,041,181	Morgan Stanley & Co. International PLC	06/18/25	(427,339)
GBP	28,513,550	EUR	33,719,925	Natwest Markets PLC	06/18/25	(296,018)
JPY	15,559,890,109	EUR	96,837,813	UBS AG	06/18/25	(597,142)
MXN	1,231,663,368	EUR	54,983,013	Morgan Stanley & Co. International PLC	06/18/25	(19,704)
NOK	883,516,008	CHF	72,480,575	State Street Bank and Trust Co.	06/18/25	(3,359,108)
USD	36,097,278	BRL	213,201,356	Citibank N.A.	06/18/25	(1,073,539)
USD	1,069,413	CAD	1,529,234	Citibank N.A.	06/18/25	(42,532)
USD	31,437,643	CAD	43,379,578	Natwest Markets PLC	06/18/25	(104,745)
USD	44,217,938	EUR	39,368,190	Barclays Bank PLC	06/18/25	(500,800)
USD	17,769,273	EUR	15,986,175	BNP Paribas SA	06/18/25	(389,590)
USD	23,579,388	EUR	21,251,595	BNP Paribas SA	06/18/25	(560,520)
USD	35,589,223	EUR	31,972,351	BNP Paribas SA	06/18/25	(728,504)
USD	23,021,500	EUR	20,782,029	Citibank N.A.	06/18/25	(585,023)
USD	15,639,209	EUR	14,345,794	Deutsche Bank AG	06/18/25	(656,328)
USD	116,930	EUR	106,809	JPMorgan Chase Bank N.A.	06/18/25	(4,396)
USD	1,756,120	EUR	1,604,119	JPMorgan Chase Bank N.A.	06/18/25	(66,016)
USD	38,762,889	EUR	35,740,000	Morgan Stanley & Co. International PLC	06/18/25	(1,834,550)
USD	32,457,598	EUR	28,574,244	Natwest Markets PLC	06/18/25	(184)
USD	1,864,716	EUR	1,674,306	Royal Bank of Canada	06/18/25	(37,145)
USD	91,098,209	EUR	83,100,000	The Bank of New York Mellon	06/18/25	(3,295,949)
USD	14,742,346	EUR	13,214,553	Toronto-Dominion Bank	06/18/25	(268,203)
USD	106,927,876	EUR	98,411,085	UBS AG	06/18/25	(4,858,303)
USD	35,545,928	GBP	26,759,177	UBS AG	06/18/25	(122,398)
USD	54,554,689	GBP	42,072,917	UBS AG	06/18/25	(1,525,904)
USD	232,906,245	GBP	179,618,750	UBS AG	06/18/25	(6,514,426)
USD	162,706,103	HKD	1,261,972,941	JPMorgan Chase Bank N.A.	06/18/25	(108,772)
USD	3,279,180	INR	287,641,801	BNP Paribas SA	06/18/25	(109,457)
USD	6,240,895	JPY	913,065,592	JPMorgan Chase Bank N.A.	06/18/25	(178,890)
USD	7,619,314	JPY	1,116,116,767	JPMorgan Chase Bank N.A.	06/18/25	(228,129)
USD	19,281,632	JPY	2,817,273,712	Societe Generale	06/18/25	(526,684)
USD	11,846,289	JPY	1,697,964,339	State Street Bank and Trust Co.	06/18/25	(92,137)
USD	3,393,941	MXN	68,387,911	Citibank N.A.	06/18/25	(72,812)
USD	31,068,497	MXN	639,209,471	Citibank N.A.	06/18/25	(1,334,618)
USD	70,620,772	NOK	750,389,956	HSBC Bank PLC	06/18/25	(1,509,665)
ZAR	754,183,885	EUR	37,286,153	State Street Bank and Trust Co.	06/18/25	(1,948,198)
ZAR	342,836,064	USD	18,556,819	State Street Bank and Trust Co.	06/18/25	(189,317)
USD	1,417,000	TRY	62,192,130	Barclays Bank PLC	07/31/25	(43,226)
USD	35,230,000	HKD	273,226,265	HSBC Bank PLC	08/15/25	(51,955)
NGN	812,890,848	USD	511,896	Citibank N.A.	09/04/25	(36,370)
NGN	812,890,848	USD	511,896	Citibank N.A.	09/04/25	(36,370)
NGN	841,590,750	USD	510,055	Morgan Stanley & Co. International PLC	09/04/25	(17,740)
USD	1,418,000	TRY	65,844,830	UBS AG	09/26/25	(34,780)
USD	1,370,000	TRY	64,345,475	Barclays Bank PLC	10/24/25	(9,240)
						(48,410,381)
						$ 62,994,576
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	3,001	05/02/25	USD	500.00	USD	142,689	$ 49,517
SPDR S&P 500 ETF Trust	1,999	05/09/25	USD	555.00	USD	110,853	1,814,092
Citigroup, Inc.	820	05/16/25	USD	75.00	USD	5,607	7,790
Euro Stoxx Banks	3,074	05/16/25	EUR	200.00	EUR	28,410	108,824
InvesCo QQQ Trust, Series 1	1,109	05/16/25	USD	505.00	USD	52,730	169,677
InvesCo QQQ Trust, Series 1	1,892	05/16/25	USD	485.00	USD	89,959	1,456,840
KraneShares CSI China Internet ETF	7,725	05/16/25	USD	41.00	USD	24,797	50,213
Lam Research Corp.	751	05/16/25	USD	85.00	USD	5,382	4,131
Marvell Technology, Inc.	1,282	05/16/25	USD	140.00	USD	7,483	3,205
NVIDIA Corp.	165	05/16/25	USD	105.00	USD	1,797	112,200
SPDR Gold Shares(a)	3,250	05/16/25	USD	282.00	USD	98,725	7,336,875
SPDR Gold Shares(a)	2,002	05/16/25	USD	310.00	USD	60,815	620,620
SPDR S&P 500 ETF Trust	2,698	05/16/25	USD	575.00	USD	149,615	717,668
Union Pacific Corp.	523	05/16/25	USD	260.00	USD	11,279	22,228
Williams Cos., Inc.	3,000	05/16/25	USD	60.00	USD	17,571	360,000
10-Year U.S. Treasury Note Future	65	05/23/25	USD	113.00	USD	7,306	39,609
U.S. Long Bond Future	85	05/23/25	USD	126.00	USD	9,921	6,641
Nikkei 225 Index	681	06/13/25	JPY	37,500.00	JPY	24,546,904	2,238,565
Boston Scientific Corp.	1,923	06/20/25	USD	105.00	USD	19,782	591,322
Sabre Corp.	1,147	06/20/25	USD	6.00	USD	272	4,015
Sabre Corp.	574	06/20/25	USD	5.50	USD	136	5,453
SPDR Gold Shares(a)	4,998	06/20/25	USD	285.00	USD	151,824	11,095,560
SPDR Gold Shares(a)	7,505	06/20/25	USD	295.00	USD	227,979	10,919,775
Uber Technologies, Inc.	1,543	06/20/25	USD	80.00	USD	12,500	941,230
UnitedHealth Group, Inc.	400	06/20/25	USD	620.00	USD	16,458	22,000
Warner Bros Discovery Inc., Series A	827	06/20/25	USD	14.00	USD	717	11,165
Informatica Inc., Class A	267	07/18/25	USD	25.00	USD	503	7,343
UniCredit SpA	657	07/18/25	EUR	54.00	EUR	127	813,129
Euro Stoxx Banks	3,296	09/19/25	EUR	200.00	EUR	30,462	910,132
Informatica Inc., Class A	286	11/21/25	USD	35.00	USD	539	11,440
							40,451,259
Put
SPDR S&P 500 ETF Trust	19	05/09/25	USD	540.00	USD	1,054	5,928
American Airlines Group, Inc.	754	05/16/25	USD	9.00	USD	750	11,687
American Airlines Group, Inc.	751	05/16/25	USD	8.00	USD	747	3,380
Dow Inc.	751	05/16/25	USD	26.00	USD	2,297	15,396
Euro Stoxx Banks	376	05/16/25	EUR	160.00	EUR	3,475	7,987
FedEx Corp.	300	05/16/25	USD	185.00	USD	6,310	16,800
iShares iBoxx $ High Yield Corporate Bond ETF	711	05/16/25	USD	74.00	USD	5,588	7,110
iShares iBoxx $ High Yield Corporate Bond ETF	1,450	05/16/25	USD	76.00	USD	11,397	15,225
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,889	05/16/25	USD	106.00	USD	203,963	4,769,472
iShares Russell 2000 ETF	387	05/16/25	USD	185.00	USD	7,541	60,952
iShares Russell 2000 ETF	419	05/16/25	USD	180.00	USD	8,165	37,920
JPMorgan Chase & Co.	700	05/16/25	USD	200.00	USD	17,123	16,800
Netflix, Inc.	56	05/16/25	USD	850.00	USD	6,338	3,360
SPDR S&P 500 ETF Trust	3,762	05/16/25	USD	555.00	USD	208,618	3,528,756
SPDR S&P 500 ETF Trust	4,000	05/16/25	USD	535.00	USD	221,816	1,676,000
SPDR S&P 500 ETF Trust	39	05/16/25	USD	545.00	USD	2,163	24,473
Wells Fargo & Co.	1,750	05/16/25	USD	55.00	USD	12,427	5,250
Adobe, Inc.	54	06/20/25	USD	350.00	USD	2,025	59,940
Air Products & Chemicals, Inc.	84	06/20/25	USD	260.00	USD	2,277	61,740
Alphabet, Inc., Class C	748	06/20/25	USD	155.00	USD	12,035	327,250
Amazon.com, Inc.	796	06/20/25	USD	175.00	USD	14,680	517,400
Apollo Global Management, Inc.	179	06/20/25	USD	130.00	USD	2,443	120,825
Apple, Inc.	839	06/20/25	USD	200.00	USD	17,829	480,327
Boeing Co.	315	06/20/25	USD	175.00	USD	5,772	185,062
Boston Scientific Corp.	639	06/20/25	USD	100.00	USD	6,573	127,800
Broadcom, Inc.	331	06/20/25	USD	180.00	USD	6,371	297,900
Capital One Financial Corp.	391	06/20/25	USD	175.00	USD	7,048	299,115
Chevron Corp.	225	06/20/25	USD	135.00	USD	3,061	134,437
Costco Wholesale Corp.	84	06/20/25	USD	940.00	USD	8,354	178,710

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Eli Lilly & Co.	113	06/20/25	USD	850.00	USD	10,158	$ 285,042
EQT Corp.	520	06/20/25	USD	50.00	USD	2,571	163,800
Ford Motor Co.	751	06/20/25	USD	7.85	USD	752	7,135
Freeport-McMoRan, Inc.	745	06/20/25	USD	35.00	USD	2,684	131,120
Home Depot, Inc.	135	06/20/25	USD	340.00	USD	4,867	116,775
Intuit, Inc.	84	06/20/25	USD	590.00	USD	5,271	136,080
Intuitive Surgical, Inc.	84	06/20/25	USD	490.00	USD	4,333	111,300
iShares Russell 2000 ETF	386	06/20/25	USD	170.00	USD	7,522	59,830
JPMorgan Chase & Co.	312	06/20/25	USD	230.00	USD	7,632	145,080
Mastercard, Inc., Class A	120	06/20/25	USD	510.00	USD	6,577	102,300
Meta Platforms, Inc., Class A	179	06/20/25	USD	525.00	USD	9,827	395,142
Micron Technology, Inc.	413	06/20/25	USD	75.00	USD	3,178	203,402
Microsoft Corp.	466	06/20/25	USD	375.00	USD	18,419	463,670
Netflix, Inc.	25	06/20/25	USD	1,060.00	USD	2,829	69,937
NVIDIA Corp.	1,256	06/20/25	USD	105.00	USD	13,680	791,280
Oracle Corp.	466	06/20/25	USD	135.00	USD	6,558	328,530
Salesforce, Inc.	179	06/20/25	USD	250.00	USD	4,810	166,917
TJX Cos., Inc.	370	06/20/25	USD	120.00	USD	4,761	73,630
Toll Brothers Inc.	144	06/20/25	USD	95.00	USD	1,453	53,280
Walmart, Inc.	836	06/20/25	USD	90.00	USD	8,130	161,348
Walt Disney Co.	284	06/20/25	USD	85.00	USD	2,583	73,272
WTI Crude Oil Future(a)	60	07/17/25	USD	68.00	USD	34	704,400
							17,740,272
							$ 58,191,531

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	HSBC Bank PLC	05/16/25	CAD	1.48	CAD	1.48	USD	214	$ 101
AUD Currency	One Touch	UBS AG	06/16/25	USD	0.67	USD	0.67	AUD	664	73,172
USD Currency	Up-and-out	HSBC Bank PLC	07/02/25	CNH	7.35	CNH	7.74	USD	5,441	10,779
USD Currency	One Touch	UBS AG	07/18/25	CAD	1.52	CAD	1.53	USD	426	2,119
USD Currency	One Touch	Standard Chartered Bank	08/29/25	TWD	34.60	TWD	34.60	USD	393	9,704
USD Currency	One Touch	HSBC Bank PLC	09/29/25	CNH	7.50	CNH	7.50	USD	421	44,570
										140,445
Put
USD Currency	Down-and-out	UBS AG	05/19/25	JPY	147.00	JPY	142.50	USD	2,687	14,773
USD Currency	Down-and-out	Bank of America N.A.	05/30/25	KRW	1,390.00	KRW	1,353.00	USD	4,046	4,883
USD Currency	Down-and-out	UBS AG	06/05/25	JPY	150.00	JPY	142.00	USD	2,655	37,698
EUR Currency	One Touch	HSBC Bank PLC	06/06/25	CZK	24.50	CZK	24.50	EUR	604	31,111
USD Currency	Down-and-out	UBS AG	06/17/25	MXN	19.90	MXN	19.45	USD	4,242	9,952
USD Currency	One Touch	Deutsche Bank AG	06/23/25	CNH	7.05	CNH	7.05	USD	404	31,039
EUR Currency	One Touch	Goldman Sachs International	07/14/25	USD	1.09	USD	1.09	EUR	469	70,722
USD Currency	One Touch	Morgan Stanley & Co. International PLC	07/24/25	CAD	1.34	CAD	1.34	USD	407	69,299
USD Currency	Down-and-out	UBS AG	08/07/25	JPY	144.00	JPY	136.00	USD	8,600	72,197
										341,674
										$ 482,119
OTC Currency Options Purchased
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	BNP Paribas SA	05/05/25	USD	1.08	EUR	3,028	$ 161,130
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

OTC Currency Options Purchased (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
EUR Currency	Barclays Bank PLC	05/08/25	NOK	11.80	EUR	1,978	$ 13,176
USD Currency	BNP Paribas SA	05/12/25	MXN	21.20	USD	3,982	677
USD Currency	Barclays Bank PLC	05/14/25	CAD	1.41	USD	6,671	2,902
EUR Currency	Morgan Stanley & Co. International PLC	05/16/25	USD	1.12	EUR	30,334	538,113
USD Currency	Barclays Bank PLC	05/29/25	CNH	7.25	USD	3,876	20,909
USD Currency	Barclays Bank PLC	05/29/25	MXN	22.00	USD	4,205	1,648
EUR Currency	Morgan Stanley & Co. International PLC	06/05/25	USD	1.12	EUR	2,539	55,691
USD Currency	Morgan Stanley & Co. International PLC	06/24/25	JPY	155.00	USD	94,711	34,096
							828,342
Put
EUR Currency	Goldman Sachs International	05/08/25	NOK	11.55	EUR	3,956	2,478
USD Currency	Bank of America N.A.	05/09/25	SGD	1.33	USD	3,980	61,451
USD Currency	Morgan Stanley & Co. International PLC	05/15/25	JPY	140.00	USD	4,044	17,401
USD Currency	Barclays Bank PLC	05/29/25	CNH	7.25	USD	3,876	21,347
USD Currency	Goldman Sachs International	05/29/25	TRY	40.00	USD	1,427	25,476
USD Currency	Bank of America N.A.	06/24/25	JPY	145.00	USD	94,711	2,828,449
EUR Currency	Barclays Bank PLC	07/15/25	USD	1.02	EUR	11,696	2,624
EUR Currency	UBS AG	07/15/25	USD	1.06	EUR	7,797	6,987
USD Currency	Barclays Bank PLC	07/18/25	BRL	5.80	USD	3,690	101,980
							3,068,193
							$ 3,896,535
OTC Dual Binary Options Purchased
Description(a)	Counterparty	Units	Expiration Date	Notional Amount (000)		Value
Put
Dual Binary Option payout at expiry if USD JPY ˂ 148.00 and EUR USD ˂= 1.02	UBS AG	—	07/15/25	USD	484	$ 375,306

(a)	Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 06/20/30	5.00%	CDX.NA.HY.44.V1	Quarterly	Morgan Stanley & Co. International PLC	05/21/25	—	USD 1.02	USD	18,090	$ 73,695

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 07/12/35	1-day SOFR, 4.41%	Annual	3.50%	Annual	Deutsche Bank AG	07/10/25	3.50%	USD	182,098	$ 2,078,359
1-Year Interest Rate Swap, 04/22/27	1-day SONIA, 4.46%	Annual	3.50%	Annual	Morgan Stanley & Co. International PLC	04/22/26	3.50	GBP	914,097	5,542,199
										7,620,558
Put
10-Year Interest Rate Swap, 06/29/35	2.95%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	Citibank N.A.	06/27/25	2.95	EUR	94,873	60,365
										$ 7,680,923
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Euro Stoxx Banks	4,610	05/16/25	EUR	215.00	EUR	42,606	$ (26,112)
KraneShares CSI China Internet ETF	7,725	05/16/25	USD	48.00	USD	24,797	(270,375)
SPDR Gold Shares(a)	3,250	05/16/25	USD	295.00	USD	98,725	(3,615,625)
SPDR S&P 500 ETF Trust	2,698	05/16/25	USD	590.00	USD	149,615	(133,551)
United States Steel Corporation	1,990	05/16/25	USD	45.00	USD	8,698	(397,005)
2-Year U.S. Treasury Note Future	252	05/23/25	USD	104.25	USD	52,475	(94,500)
Nikkei 225 Index	681	06/13/25	JPY	39,500.00	JPY	24,546,904	(471,527)
Adobe, Inc.	64	06/20/25	USD	420.00	USD	2,400	(42,720)
Air Products & Chemicals, Inc.	105	06/20/25	USD	300.00	USD	2,846	(34,650)
Alphabet, Inc., Class C	994	06/20/25	USD	180.00	USD	15,992	(132,202)
Amazon.com, Inc.	1,060	06/20/25	USD	210.00	USD	19,549	(236,380)
Apollo Global Management, Inc.	242	06/20/25	USD	155.00	USD	3,303	(38,115)
Apple, Inc.	1,116	06/20/25	USD	230.00	USD	23,715	(390,600)
Bank of America Corp.	3,022	06/20/25	USD	42.00	USD	12,052	(231,183)
Boeing Co.	413	06/20/25	USD	200.00	USD	7,568	(135,257)
Boston Scientific Corp.	850	06/20/25	USD	110.00	USD	8,744	(104,125)
Broadcom, Inc.	435	06/20/25	USD	220.00	USD	8,372	(217,500)
Capital One Financial Corp.	515	06/20/25	USD	200.00	USD	9,283	(136,475)
Chevron Corp.	300	06/20/25	USD	150.00	USD	4,082	(30,300)
Citigroup, Inc.	1,713	06/20/25	USD	72.50	USD	11,713	(208,129)
Costco Wholesale Corp.	132	06/20/25	USD	1,025.00	USD	13,127	(390,390)
Costco Wholesale Corp.	105	06/20/25	USD	1,060.00	USD	10,442	(179,025)
Eli Lilly & Co.	150	06/20/25	USD	1,000.00	USD	13,484	(172,125)
EQT Corp.	685	06/20/25	USD	60.00	USD	3,387	(18,838)
Freeport-McMoRan, Inc.	986	06/20/25	USD	45.00	USD	3,553	(21,199)
Home Depot, Inc.	175	06/20/25	USD	390.00	USD	6,309	(62,038)
Intuit, Inc.	110	06/20/25	USD	680.00	USD	6,902	(107,800)
Intuitive Surgical, Inc.	105	06/20/25	USD	580.00	USD	5,416	(40,425)
JPMorgan Chase & Co.	455	06/20/25	USD	255.00	USD	11,130	(244,562)
JPMorgan Chase & Co.	404	06/20/25	USD	265.00	USD	9,883	(93,728)
Mastercard, Inc., Class A	200	06/20/25	USD	565.00	USD	10,961	(250,500)
Mastercard, Inc., Class A	160	06/20/25	USD	590.00	USD	8,769	(68,400)
Meta Platforms, Inc., Class A	236	06/20/25	USD	630.00	USD	12,956	(214,760)
Micron Technology, Inc.	551	06/20/25	USD	95.00	USD	4,240	(57,580)
Microsoft Corp.	620	06/20/25	USD	435.00	USD	24,506	(176,700)
Netflix, Inc.	31	06/20/25	USD	1,260.00	USD	3,508	(46,113)
NVIDIA Corp.	1,669	06/20/25	USD	130.00	USD	18,179	(312,103)
Oracle Corp.	620	06/20/25	USD	165.00	USD	8,725	(137,950)
Salesforce, Inc.	236	06/20/25	USD	300.00	USD	6,342	(126,850)
SPDR Gold Shares(a)	7,505	06/20/25	USD	310.00	USD	227,979	(5,047,112)
SPDR Gold Shares(a)	9,975	06/20/25	USD	300.00	USD	303,011	(11,371,500)
TJX Cos., Inc.	484	06/20/25	USD	135.00	USD	6,228	(110,110)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Toll Brothers Inc.	183	06/20/25	USD	115.00	USD	1,846	$ (29,280)
Uber Technologies, Inc.	1,543	06/20/25	USD	100.00	USD	12,500	(81,008)
Walmart, Inc.	1,410	06/20/25	USD	100.00	USD	13,712	(437,100)
Walmart, Inc.	1,104	06/20/25	USD	105.00	USD	10,736	(155,664)
Walt Disney Co.	374	06/20/25	USD	105.00	USD	3,402	(28,798)
UniCredit SpA	657	07/18/25	EUR	62.00	EUR	16,871	(169,324)
							(27,097,313)
Put
SPDR S&P 500 ETF Trust	998	05/09/25	USD	495.00	USD	55,343	(26,946)
SPDR S&P 500 ETF Trust	19	05/09/25	USD	520.00	USD	1,054	(1,777)
American Airlines Group, Inc.	751	05/16/25	USD	5.00	USD	747	(3,004)
Bank of America Corp.	4,612	05/16/25	USD	38.00	USD	18,393	(221,376)
Citigroup, Inc.	2,972	05/16/25	USD	65.00	USD	20,323	(260,050)
Dow Inc.	751	05/16/25	USD	22.00	USD	2,297	(42,807)
Euro Stoxx Banks	376	05/16/25	EUR	140.00	EUR	3,475	(6,389)
FedEx Corp.	300	05/16/25	USD	160.00	USD	6,310	(24,900)
iShares iBoxx $ High Yield Corporate Bond ETF	11,184	05/16/25	USD	77.00	USD	96,788	(335,520)
iShares iBoxx $ High Yield Corporate Bond ETF	1,130	05/16/25	USD	73.00	USD	8,882	(46,330)
iShares iBoxx $ High Yield Corporate Bond ETF	1,450	05/16/25	USD	72.00	USD	11,397	(58,000)
iShares iBoxx $ High Yield Corporate Bond ETF	711	05/16/25	USD	68.00	USD	5,588	(51,192)
iShares iBoxx $ Investment Grade Corporate Bond ETF	18,889	05/16/25	USD	101.00	USD	203,963	(132,223)
iShares Russell 2000 ETF	419	05/16/25	USD	155.00	USD	8,165	(5,447)
iShares Russell 2000 ETF	387	05/16/25	USD	165.00	USD	7,541	(8,514)
JPMorgan Chase & Co.	718	05/16/25	USD	230.00	USD	17,564	(110,931)
Lam Research Corp.	751	05/16/25	USD	72.00	USD	5,382	(212,157)
Netflix, Inc.	56	05/16/25	USD	750.00	USD	6,338	(1,260)
SPDR Gold Shares(a)	2,002	05/16/25	USD	280.00	USD	60,815	(61,061)
SPDR S&P 500 ETF Trust	3,762	05/16/25	USD	525.00	USD	208,618	(1,051,479)
SPDR S&P 500 ETF Trust	4,000	05/16/25	USD	510.00	USD	221,816	(612,000)
SPDR S&P 500 ETF Trust	39	05/16/25	USD	515.00	USD	2,163	(7,254)
Union Pacific Corp.	523	05/16/25	USD	225.00	USD	11,279	(512,540)
SPDR Gold Shares(a)	5,002	05/30/25	USD	265.00	USD	151,946	(105,042)
Adobe, Inc.	110	06/20/25	USD	315.00	USD	4,125	(44,550)
Air Products & Chemicals, Inc.	171	06/20/25	USD	230.00	USD	4,636	(43,178)
Alphabet, Inc., Class C	1,501	06/20/25	USD	140.00	USD	24,150	(228,902)
Amazon.com, Inc.	1,600	06/20/25	USD	165.00	USD	29,507	(636,000)
Amazon.com, Inc.	1,591	06/20/25	USD	160.00	USD	29,341	(473,322)
Apollo Global Management, Inc.	359	06/20/25	USD	115.00	USD	4,900	(76,288)
Apple, Inc.	2,056	06/20/25	USD	180.00	USD	43,690	(441,012)
Apple, Inc.	1,600	06/20/25	USD	190.00	USD	34,000	(564,000)
Boeing Co.	630	06/20/25	USD	155.00	USD	11,544	(113,400)
Boston Scientific Corp.	3,203	06/20/25	USD	90.00	USD	32,949	(232,217)
Broadcom, Inc.	1,200	06/20/25	USD	140.00	USD	23,096	(191,400)
Broadcom, Inc.	661	06/20/25	USD	165.00	USD	12,722	(325,542)
Capital One Financial Corp.	779	06/20/25	USD	155.00	USD	14,042	(190,855)
Chevron Corp.	450	06/20/25	USD	120.00	USD	6,123	(68,175)
Costco Wholesale Corp.	171	06/20/25	USD	840.00	USD	17,006	(107,730)
Delta Air Lines, Inc.	2,502	06/20/25	USD	34.00	USD	10,416	(186,399)
Eli Lilly & Co.	231	06/20/25	USD	750.00	USD	20,766	(163,432)
EQT Corp.	1,040	06/20/25	USD	45.00	USD	5,142	(135,200)
Freeport-McMoRan, Inc.	1,489	06/20/25	USD	30.00	USD	5,365	(72,217)
Home Depot, Inc.	271	06/20/25	USD	305.00	USD	9,769	(65,989)
Intuit, Inc.	171	06/20/25	USD	500.00	USD	10,730	(58,140)
Intuitive Surgical, Inc.	171	06/20/25	USD	435.00	USD	8,820	(67,545)
iShares Russell 2000 ETF	386	06/20/25	USD	130.00	USD	7,522	(5,211)
JPMorgan Chase & Co.	620	06/20/25	USD	210.00	USD	15,166	(111,290)
Mastercard, Inc., Class A	242	06/20/25	USD	460.00	USD	13,263	(65,945)
Meta Platforms, Inc., Class A	125	06/20/25	USD	480.00	USD	6,863	(133,438)
Meta Platforms, Inc., Class A	580	06/20/25	USD	500.00	USD	31,842	(827,950)
Meta Platforms, Inc., Class A	359	06/20/25	USD	470.00	USD	19,709	(311,432)
Micron Technology, Inc.	829	06/20/25	USD	60.00	USD	6,379	(82,900)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Microsoft Corp.	930	06/20/25	USD	335.00	USD	36,759	$ (290,160)
Netflix, Inc.	50	06/20/25	USD	950.00	USD	5,659	(47,500)
NVIDIA Corp.	5,515	06/20/25	USD	85.00	USD	60,069	(761,070)
Oracle Corp.	930	06/20/25	USD	110.00	USD	13,087	(143,685)
Salesforce, Inc.	359	06/20/25	USD	220.00	USD	9,647	(102,495)
SPDR Gold Shares(a)	2,500	06/20/25	USD	250.00	USD	75,943	(51,250)
SPDR S&P 500 ETF Trust	709	06/20/25	USD	405.00	USD	39,317	(49,985)
TJX Cos., Inc.	741	06/20/25	USD	110.00	USD	9,535	(49,647)
Toll Brothers Inc.	290	06/20/25	USD	85.00	USD	2,925	(46,400)
Uber Technologies, Inc.	1,543	06/20/25	USD	60.00	USD	12,500	(62,492)
United Airlines Holdings, Inc.	1,995	06/20/25	USD	55.00	USD	13,730	(269,325)
UnitedHealth Group, Inc.	400	06/20/25	USD	480.00	USD	16,458	(2,815,000)
Walmart, Inc.	1,669	06/20/25	USD	80.00	USD	16,231	(105,982)
Walt Disney Co.	571	06/20/25	USD	75.00	USD	5,193	(47,964)
UniCredit SpA	657	07/18/25	EUR	42.00	EUR	16,871	(295,852)
Euro Stoxx Banks	3,296	09/19/25	EUR	165.00	EUR	30,462	(1,185,505)
							(16,246,170)
							$ (43,343,483)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
EUR Currency	BNP Paribas SA	05/05/25	USD	1.10	EUR	6,056	$ (201,364)
EUR Currency	Goldman Sachs International	05/08/25	NOK	12.00	EUR	3,956	(6,261)
EUR Currency	JPMorgan Chase Bank N.A.	05/14/25	USD	1.15	EUR	2,351	(8,139)
EUR Currency	Bank of America N.A.	05/15/25	USD	1.15	EUR	108,428	(402,154)
EUR Currency	JPMorgan Chase Bank N.A.	05/16/25	USD	1.12	EUR	121,338	(2,152,450)
USD Currency	Bank of America N.A.	05/23/25	CLP	950.00	USD	5,690	(72,229)
AUD Currency	Bank of America N.A.	05/28/25	USD	0.64	AUD	6,189	(60,028)
USD Currency	Barclays Bank PLC	05/29/25	JPY	142.53	USD	3,876	(52,236)
USD Currency	Citibank N.A.	05/29/25	MXN	22.00	USD	4,205	(1,648)
USD Currency	Goldman Sachs International	05/29/25	TRY	48.00	USD	713	(1,912)
EUR Currency	BNP Paribas SA	06/05/25	USD	1.12	EUR	2,539	(55,691)
USD Currency	Morgan Stanley & Co. International PLC	06/16/25	JPY	148.00	USD	4,044	(13,604)
USD Currency	Bank of America N.A.	06/24/25	JPY	155.00	USD	94,711	(34,096)
							(3,061,812)
Put
USD Currency	BNP Paribas SA	05/12/25	MXN	20.00	USD	3,982	(86,282)
USD Currency	Goldman Sachs International	05/16/25	TRY	39.50	USD	2,832	(35,530)
USD Currency	UBS AG	05/28/25	MXN	20.10	USD	2,833	(78,177)
USD Currency	Barclays Bank PLC	05/29/25	JPY	142.53	USD	3,876	(54,329)
USD Currency	Citibank N.A.	05/29/25	CLP	930.00	USD	5,178	(40,797)
USD Currency	Morgan Stanley & Co. International PLC	05/29/25	BRL	5.75	USD	5,637	(103,518)
USD Currency	Bank of America N.A.	06/24/25	JPY	140.00	USD	94,711	(1,212,869)
EUR Currency	UBS AG	07/15/25	USD	1.02	EUR	11,696	(2,623)
USD Currency	Barclays Bank PLC	07/18/25	BRL	5.65	USD	5,535	(83,178)
							(1,697,303)
							$ (4,759,115)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 06/20/30	CDX.NA.HY.44.V1	5.00%	Quarterly	Morgan Stanley & Co. International PLC	05/21/25	N\R	USD 0.97	USD	18,090	$ (20,424)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
5-Year Interest Rate Swap, 06/28/30	3.70%	Annual	6-mo. PRIBOR, 3.52%	Semi-Annual	Morgan Stanley & Co. International PLC	06/26/25	3.70%	CZK	115,576	$ (112,321)
10-Year Interest Rate Swap, 04/08/36	3.46%	Annual	1-day SOFR, 4.41%	Annual	BNP Paribas SA	04/06/26	3.46	USD	15,069	(373,971)
1-Year Interest Rate Swap, 04/24/27	3.10%	Annual	1-day SONIA, 4.46%	Annual	Morgan Stanley & Co. International PLC	04/22/26	3.10	GBP	914,097	(3,454,136)
										(3,940,428)
Put
10-Year Interest Rate Swap, 06/06/35	1-day SOFR, 4.41%	Annual	4.05%	Annual	Goldman Sachs International	06/04/25	4.05	USD	115,697	(163,410)
10-Year Interest Rate Swap, 06/11/35	1-day SOFR, 4.41%	Annual	4.25%	Annual	JPMorgan Chase Bank N.A.	06/09/25	4.25	USD	117,055	(71,826)
5-Year Interest Rate Swap, 06/29/30	6-mo. EURIBOR, 2.13%	Semi-Annual	2.74%	Annual	Citibank N.A.	06/27/25	2.74	EUR	189,746	(31,822)
10-Year Interest Rate Swap, 07/09/35	1-day SOFR, 4.41%	Annual	3.75%	Annual	Goldman Sachs International	07/07/25	3.75	USD	74,414	(775,603)
10-Year Interest Rate Swap, 07/12/35	1-day SOFR, 4.41%	Annual	4.30%	Annual	Deutsche Bank AG	07/10/25	4.30	USD	182,098	(290,463)
10-Year Interest Rate Swap, 04/08/36	1-day SOFR, 4.41%	Annual	3.46%	Annual	BNP Paribas SA	04/06/26	3.46	USD	15,069	(615,350)
1-Year Interest Rate Swap, 04/24/27	1-day SONIA, 4.46%	Annual	4.20%	Annual	Morgan Stanley & Co. International PLC	04/22/26	4.20	GBP	914,097	(1,504,926)
										(3,453,400)
										$ (7,393,828)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
AVIS Budget Car Rental LLC	5.00%	Quarterly	12/20/26	USD	12,271	$ (577,259)	$ (589,103)	$ 11,844
CDX.NA.IG.39.V1	1.00	Quarterly	12/20/27	USD	5,479	(82,311)	(4,233)	(78,078)
CDX.NA.HY.44.V1	5.00	Quarterly	06/20/30	USD	5,620	(236,158)	(90,753)	(145,405)
iTraxx.XO.43.V1	5.00	Quarterly	06/20/30	EUR	9,273	(735,793)	(668,540)	(67,253)
						$ (1,631,521)	$ (1,352,629)	$ (278,892)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V4	5.00%	Quarterly	12/20/27	B	USD	21,615	$ 1,114,963	$ (35,400)	$ 1,150,363
CDX.NA.HY.41.V2	5.00	Quarterly	12/20/28	B	USD	31,965	1,637,703	906,844	730,859
iTraxx.XO.42.V2	5.00	Quarterly	12/20/29	B+	EUR	96,318	7,681,928	8,622,290	(940,362)
							$ 10,434,594	$ 9,493,734	$ 940,860

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	14,565	$ 642,141	$ 303	$ 641,838
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
9.31%	Monthly	1-day TIIEFONDEO, 9.08%	Monthly	N/A	01/09/26	MXN	273,906	$ (133,292)	$ 12	$ (133,304)
1-day TIIEFONDEO, 9.08%	Monthly	8.47%	Monthly	N/A	02/25/26	MXN	484,352	121,579	26	121,553
0.28%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	03/09/26	JPY	26,882,219	503,610	380	503,230
8.02%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	N/A	03/26/26	ZAR	199,538	(85,271)	26	(85,297)
1-day SOFR, 4.41%	Annual	4.93%	Annual	N/A	04/26/26	USD	1,080,090	12,441,469	104,398	12,337,071
8.15%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	05/07/25 (a)	05/07/26	ZAR	281,532	(143,211)	42	(143,253)
1-day SOFR, 4.41%	Annual	4.50%	Annual	N/A	05/08/26	USD	238,166	814,507	556	813,951
1-day SOFR, 4.41%	Annual	4.35%	Annual	N/A	07/22/26	USD	102,378	548,630	282	548,348
5.24%	Annual	6-mo. WIBOR, 5.10%	Semi-Annual	N/A	09/19/26	PLN	44,287	(117,643)	48	(117,691)
6.92%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	09/23/25 (a)	09/23/26	ZAR	28,851	1,086	5	1,081
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	10/28/26	USD	370,972	1,697,274	1,262	1,696,012
1-day TIIEFONDEO, 9.08%	Monthly	9.26%	Monthly	N/A	11/18/26	MXN	2,409,360	3,118,285	417	3,117,868
1-day SOFR, 4.41%	Annual	4.07%	Annual	N/A	01/14/27	USD	341,295	3,234,870	1,330	3,233,540
5.13%	Annual	6-mo. WIBOR, 5.10%	Semi-Annual	N/A	03/19/27	PLN	21,980	(91,476)	23	(91,499)
5.14%	Annual	6-mo. WIBOR, 5.10%	Semi-Annual	N/A	03/19/27	PLN	36,634	(154,841)	40	(154,881)
6-mo. BUBOR, 6.50%	Semi-Annual	6.50%	Annual	N/A	03/19/27	HUF	1,223,390	33,130	14	33,116
7.25%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	N/A	03/19/27	ZAR	108,319	(16,940)	28	(16,968)
3.88%	Annual	1-day SOFR, 4.41%	Annual	N/A	03/20/27	USD	8,495	(71,523)	1,004	(72,527)
1-day MIBOR, 6.00%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/27	INR	5,510,027	973,756	436	973,320
1-day SOFR, 4.41%	Annual	4.73%	Annual	N/A	04/26/27	USD	1,289,442	33,651,591	480,842	33,170,749
1-day SOFR, 4.41%	Annual	4.10%	Annual	05/30/25 (a)	05/30/27	USD	282,111	4,273,649	1,262	4,272,387
1-day SOFR, 4.41%	Annual	4.15%	Annual	05/30/25 (a)	05/30/27	USD	282,111	4,543,795	1,262	4,542,533
6-mo. BUBOR, 6.50%	Semi-Annual	5.76%	Annual	09/17/25 (a)	09/17/27	HUF	2,570,000	12,373	35	12,338
1-day SOFR, 4.41%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	95,676	1,992,711	435	1,992,276
3.45%	Annual	1-day SOFR, 4.41%	Annual	N/A	01/26/28	USD	228,623	(1,671,839)	989	(1,672,828)
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	01/26/28	USD	228,623	4,038,374	989	4,037,385
3.27%	Annual	1-day SOFR, 4.41%	Annual	02/05/26 (a)	02/05/28	USD	230,190	(928,255)	996	(929,251)
1-day SONIA, 4.46%	At Termination	3.18%	At Termination	02/10/27 (a)	02/10/28	GBP	849,941	(2,872,449)	4,686	(2,877,135)
China Fixing Repo Rates 7-day, 1.83%	Quarterly	1.58%	Quarterly	N/A	03/19/28	CNY	49,008	32,303	66	32,237
1-day SONIA, 4.46%	Annual	4.86%	Annual	N/A	06/20/28	GBP	62,860	3,140,186	(105)	3,140,291
1-day SONIA, 4.46%	Annual	4.12%	Annual	N/A	11/17/28	GBP	57,731	1,210,572	2,024	1,208,548
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SONIA, 4.46%	Annual	4.12%	Annual	N/A	11/21/28	GBP	57,649	$ 1,218,838	$ 2,049	$ 1,216,789
6-mo. EURIBOR, 2.13%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	148,633	6,137,595	1,243	6,136,352
1-day MIBOR, 6.00%	Semi-Annual	6.26%	Semi-Annual	N/A	03/20/29	INR	1,575,211	448,836	212	448,624
1-day MIBOR, 6.00%	Semi-Annual	6.30%	Semi-Annual	N/A	03/20/29	INR	1,925,258	579,093	259	578,834
1-day SOFR, 4.41%	Annual	4.50%	Annual	N/A	04/26/29	USD	1,720,423	76,879,190	1,586,847	75,292,343
6-mo. EURIBOR, 2.13%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	165,249	6,184,130	1,412	6,182,718
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	05/06/29	USD	235,522	3,951,158	1,796	3,949,362
6-mo. EURIBOR, 2.13%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	119,586	6,288,941	1,072	6,287,869
1-day SOFR, 4.41%	Annual	3.66%	Annual	N/A	10/10/29	USD	115,310	1,031,323	971	1,030,352
1-day TIIEFONDEO, 9.08%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	831,130	2,286,817	352	2,286,465
8.97%	Monthly	1-day TIIEFONDEO, 9.08%	Monthly	N/A	12/14/29	MXN	57,803	(151,741)	24	(151,765)
1-day SONIA, 4.46%	Annual	4.00%	Annual	N/A	01/16/30	GBP	128,988	2,587,792	4,321	2,583,471
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	01/23/30	USD	128,988	3,602,737	1,158	3,601,579
6-mo. EURIBOR, 2.13%	Semi-Annual	2.42%	Annual	N/A	01/31/30	EUR	2,181	32,491	604	31,887
6-mo. EURIBOR, 2.13%	Semi-Annual	2.43%	Annual	N/A	02/03/30	EUR	4,385	69,008	10,540	58,468
8.65%	Monthly	1-day TIIEFONDEO, 9.08%	Monthly	N/A	02/07/30	MXN	62,093	(124,319)	27	(124,346)
1-day SOFR, 4.41%	Annual	3.23%	Annual	N/A	02/19/30	USD	128,318	(940,340)	1,168	(941,508)
1-day SOFR, 4.41%	Annual	3.90%	Annual	N/A	02/24/30	USD	111,573	2,678,195	1,018	2,677,177
6-mo. PRIBOR, 3.52%	Semi-Annual	3.46%	Annual	N/A	03/19/30	CZK	114,863	44,967	52	44,915
6-mo. WIBOR, 5.10%	Semi-Annual	4.88%	Annual	N/A	03/19/30	PLN	8,649	87,218	23	87,195
6-mo. WIBOR, 5.10%	Semi-Annual	4.91%	Annual	N/A	03/19/30	PLN	9,855	101,938	27	101,911
6-mo. WIBOR, 5.10%	Semi-Annual	4.94%	Annual	N/A	03/19/30	PLN	14,416	155,084	39	155,045
6-mo. BUBOR, 6.50%	Semi-Annual	6.55%	Annual	N/A	03/19/30	HUF	490,037	38,343	14	38,329
7.94%	Quarterly	3-mo. JIBAR, 7.54%	Quarterly	N/A	03/19/30	ZAR	202,269	(213,676)	118	(213,794)
6-mo. PRIBOR, 3.52%	Semi-Annual	3.56%	Annual	06/18/25 (a)	06/18/30	CZK	29,039	18,747	14	18,733
6-mo. PRIBOR, 3.52%	Semi-Annual	3.66%	Annual	06/18/25 (a)	06/18/30	CZK	46,231	39,643	5,519	34,124
0.02%	Annual	6-mo. EURIBOR, 2.13%	Semi-Annual	N/A	08/26/31	EUR	103,788	15,754,391	1,595	15,752,796
1-day ESTR, 1,802.13%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	74,318	(202,056)	1,041	(203,097)
3-mo. JIBAR, 7.54%	Quarterly	9.90%	Quarterly	N/A	09/20/33	ZAR	276,671	1,456,525	237	1,456,288
3-mo. JIBAR, 7.54%	Quarterly	9.90%	Quarterly	N/A	09/20/33	ZAR	138,336	728,732	118	728,614
3-mo. JIBAR, 7.54%	Quarterly	9.92%	Quarterly	N/A	09/20/33	ZAR	138,336	738,820	119	738,701
1-day MIBOR, 6.00%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/34	INR	1,013,451	501,946	210	501,736
1-day MIBOR, 6.00%	Semi-Annual	6.35%	Semi-Annual	N/A	03/20/34	INR	1,013,451	510,195	210	509,985
1-day SOFR, 4.41%	Annual	4.35%	Annual	N/A	04/26/34	USD	1,281,638	76,394,953	2,197,351	74,197,602
1-day SOFR, 4.41%	Annual	3.66%	Annual	N/A	10/10/34	USD	77,654	(36,804)	1,221	(38,025)
1-day SOFR, 4.41%	Annual	3.67%	Annual	N/A	12/26/34	USD	133,331	267,139	2,135	265,004
1-day SOFR, 4.41%	Annual	3.70%	Annual	N/A	01/06/35	USD	104,391	489,607	1,676	487,931
1-day SOFR, 4.41%	Annual	3.75%	Annual	N/A	03/27/35	USD	103,294	1,055,257	1,697	1,053,560
3.46%	Annual	1-day SOFR, 4.41%	Annual	12/15/26 (a)	12/15/36	USD	46,302	1,078,560	766	1,077,794
4.25%	Annual	1-day SOFR, 4.41%	Annual	N/A	09/29/43	USD	16,230	(775,745)	10,510	(786,255)
3.65%	Annual	1-day SOFR, 4.41%	Annual	N/A	11/03/53	USD	50,072	1,796,057	1,570	1,794,487
Tokyo Overnight Average Rate, 0.48%	Annual	1.45%	Annual	N/A	03/06/54	JPY	2,733,675	(1,796,282)	638	(1,796,920)
Tokyo Overnight Average Rate, 0.48%	Annual	1.45%	Annual	N/A	03/11/54	JPY	2,733,675	(1,791,418)	642	(1,792,060)
1-day SOFR, 4.41%	Annual	4.07%	Annual	N/A	04/26/54	USD	49,926	2,130,866	213,174	1,917,692
3.65%	Annual	1-day SOFR, 4.41%	Annual	N/A	11/02/54	USD	464,907	15,997,768	146,621	15,851,147
1-day SONIA, 4.46%	Annual	4.10%	Annual	N/A	11/07/54	GBP	47,000	(2,858,058)	223,063	(3,081,121)
3.99%	Annual	1-day SOFR, 4.41%	Annual	N/A	02/19/55	USD	4,612	(139,175)	148	(139,323)
3.96%	Annual	1-day SOFR, 4.41%	Annual	N/A	04/16/55	USD	1,153	(29,536)	37	(29,573)
								$ 294,400,760	$ 5,029,468	$ 289,371,292

(a)	Forward Swap.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pitney Bowes, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/25	USD	1,210	$ (1,313)	$ 15,108	$ (16,421)
Community Health Systems Inc.	5.00	Quarterly	Goldman Sachs International	06/20/26	USD	320	2,809	13,358	(10,549)
Community Health Systems Inc.	5.00	Quarterly	Goldman Sachs International	06/20/26	USD	475	4,169	25,695	(21,526)
Borgwarner Inc.	1.00	Quarterly	BNP Paribas SA	12/20/27	USD	1,330	(17,302)	10,111	(27,413)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	480	10,219	68,600	(58,381)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	270	5,748	40,562	(34,814)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	400	8,516	61,886	(53,370)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	490	10,432	70,065	(59,633)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	675	14,371	99,045	(84,674)
Xerox Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	USD	790	187,713	50,808	136,905
Paramount Global Class B	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	425	(3,992)	11,697	(15,689)
Paramount Global Class B	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	395	(3,713)	10,878	(14,591)
Paramount Global Class B	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	USD	1,955	(18,374)	56,449	(74,823)
Simon Property Group., LP	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	USD	4,065	(64,676)	60,800	(125,476)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	7,200	(161,354)	161,608	(322,962)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	8,100	(81,631)	(29,576)	(52,055)
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	8,100	(77,463)	82,052	(159,515)
DXC Technology Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	1,385	(205,481)	(147,958)	(57,523)
DXC Technology Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	692	(102,667)	(65,365)	(37,302)
Deutsche Bank AG	1.00	Quarterly	BNP Paribas SA	12/20/29	EUR	3,917	(24,744)	(23,781)	(963)
Intesa Sanpaolo S.p.A.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/29	EUR	3,779	30,994	—	30,994
TIM S.p.A.	1.00	Quarterly	Goldman Sachs International	12/20/29	EUR	1,700	36,691	78,595	(41,904)
Ally Financial Inc.	5.00	Quarterly	Goldman Sachs International	06/20/30	USD	2,355	(339,826)	(353,300)	13,474
Intesa Sanpaolo S.p.A.	1.00	Quarterly	BNP Paribas SA	06/20/30	EUR	4,187	(102,673)	(91,793)	(10,880)
Occidental Petroleum Corporation	1.00	Quarterly	Deutsche Bank AG	06/20/30	USD	1,430	31,648	(3,901)	35,549
Simon Property Group., LP	1.00	Quarterly	BNP Paribas SA	06/20/30	USD	1,130	(12,937)	(6,206)	(6,731)
Southwest Airlines, Co.	1.00	Quarterly	Goldman Sachs International	06/20/30	USD	5,680	155,351	35,767	119,584
							$ (719,485)	$ 231,204	$ (950,689)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Company LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB+	USD	2,125	$ 71,571	$ 25,072	$ 46,499
Virgin Media Finance PLC	5.00	Quarterly	Bank of America N.A.	06/20/29	B-	EUR	2,073	159,681	71,637	88,044
Virgin Media Finance PLC	5.00	Quarterly	Goldman Sachs International	06/20/29	B-	EUR	381	29,303	12,865	16,438
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	1,886	145,246	72,608	72,638
Altice France SA	5.00	Quarterly	Deutsche Bank AG	12/20/29	CC	EUR	2,841	(600,012)	(511,152)	(88,860)
Eutelsat S.A.	5.00	Quarterly	Deutsche Bank AG	12/20/29	B	EUR	979	(91,612)	(93,006)	1,394
Faurecia SE	5.00	Quarterly	Goldman Sachs International	12/20/29	BB-	EUR	992	37,853	67,351	(29,498)
Hannover Rueck SE	1.00	Quarterly	BNP Paribas SA	12/20/29	A	EUR	1,959	6,862	11,548	(4,686)
iTraxx.XO.42 V2 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B+	EUR	6,562	720,908	820,526	(99,618)
Muenchener Rueckversicherungs- Gesellschaft AG	1.00	Quarterly	BNP Paribas SA	12/20/29	A+	EUR	1,958	9,346	11,994	(2,648)
Swedbank AB	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/29	NR	EUR	3,779	(34,209)	(10,598)	(23,611)
Vistra Operations Company LLC	5.00	Quarterly	Citibank N.A.	12/20/29	BB+	USD	735	118,038	122,998	(4,960)
Vistra Operations Company LLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/29	BB+	USD	385	61,829	60,940	889
AXA SA	1.00	Quarterly	BNP Paribas SA	06/20/30	A+	EUR	4,187	107,069	89,460	17,609
								$ 741,873	$ 752,243	$ (10,370)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
9.73%	At Termination	1-day COOIS, 8.95%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	26,062,959	$ 25,681	$ —	$ 25,681
9.81%	At Termination	1-day COOIS, 8.95%	At Termination	JPMorgan Chase Bank N.A.	N/A	05/12/25	COP	41,703,969	33,001	—	33,001
1-day BZDIOVER, 0.05%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	71,907	(149,597)	—	(149,597)
1-day BZDIOVER, 0.05%	At Termination	11.83%	At Termination	Barclays Bank PLC	N/A	07/01/25	BRL	5,201	(5,973)	—	(5,973)
1-day BZDIOVER, 0.05%	At Termination	12.16%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	71,491	(64,888)	—	(64,888)
14.18%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	34,502	(11,022)	—	(11,022)
7.25%	Quarterly	1-day COOIS, 8.95%	Quarterly	Barclays Bank PLC	N/A	09/25/26	COP	1,325,382	4,717	—	4,717
1-day BZDIOVER, 0.05%	At Termination	10.03%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	122,264	(2,116,717)	—	(2,116,717)
1-day BZDIOVER, 0.05%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	928	(15,589)	—	(15,589)
1-day BZDIOVER, 0.05%	At Termination	10.16%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	173,308	(2,911,140)	—	(2,911,140)
1-day BZDIOVER, 0.05%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	166,280	(2,790,480)	—	(2,790,480)
11.49%	At Termination	1-day BZDIOVER, 0.05%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	44,017	320,342	—	320,342
11.57%	At Termination	1-day BZDIOVER, 0.05%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	27,367	183,980	—	183,980
12.21%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	5,941	27,872	—	27,872
15.41%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	17,486	(98,578)	—	(98,578)
1-day BZDIOVER, 0.05%	At Termination	9.77%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	29,794	(468,941)	—	(468,941)
1-day BZDIOVER, 0.05%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	138,239	(2,382,904)	—	(2,382,904)
1-day BZDIOVER, 0.05%	At Termination	14.03%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	14,208	61,044	—	61,044
8.64%	Quarterly	1-day COOIS, 8.95%	Quarterly	Morgan Stanley & Co. International PLC	N/A	04/04/30	COP	24,294,865	(74,796)	—	(74,796)
8.34%	Quarterly	1-day COOIS, 8.95%	Quarterly	Morgan Stanley & Co. International PLC	N/A	09/17/30	COP	23,438,136	(6,102)	—	(6,102)
									$ (10,440,090)	$ —	$ (10,440,090)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Invesco Senior Loan ETF	At Termination	1-day SOFR minus 0.10%, 4.41%	At Termination	BNP Paribas SA	N/A	05/14/25	USD	3,345	$ 27,413	$ —	$ 27,413
Invesco Senior Loan ETF	At Termination	1-day SOFR minus 0.20%, 4.41%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/30/25	USD	1,721	8,642	—	8,642
Invesco Senior Loan ETF	At Termination	1-day SOFR minus 0.50%, 4.41%	At Termination	Morgan Stanley & Co. International PLC	N/A	06/06/25	USD	3,025	(20,030)	—	(20,030)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 1.30%, 4.41%	At Termination	Goldman Sachs International	N/A	06/13/25	USD	55,453	$ 591,017	$ —	$ 591,017
1-day SOFR minus 0.80%, 4.41%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	06/17/25	USD	7,931	(106,015)	—	(106,015)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.65%, 4.41%	At Termination	Goldman Sachs International	N/A	06/17/25	USD	33,140	422,572	—	422,572
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.65%, 4.41%	At Termination	JPMorgan Chase Bank N.A.	N/A	06/17/25	USD	88,483	1,128,255	—	1,128,255
1-day SOFR minus 0.05%, 4.41%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	06/17/25	USD	6,331	(97,734)	—	(97,734)
1-day SOFR minus 0.95%, 4.41%	Quarterly	iShares iBoxx $ High Yield Corporate Bond ETF	Quarterly	Goldman Sachs International	N/A	06/20/25	USD	21,186	(279,599)	—	(279,599)
1-day SOFR plus 0.05%, 4.41%	Quarterly	iShares Broad USD High Yield Corporate Bond ETF	Quarterly	JPMorgan Chase Bank N.A.	N/A	06/20/25	USD	23,861	(371,101)	—	(371,101)
Fixed, 0.00%	Quarterly	Citi Equity US 1W Volatility Carry Index	Quarterly	Citibank N.A.	N/A	12/19/25	USD	1,225	(92,895)	—	(92,895)
Fixed, 0.00%	Quarterly	DB Variable Notional Long- Short Cross Currency Carry Index v8	Quarterly	Deutsche Bank AG	N/A	12/19/25	USD	803	4,579	—	4,579
Fixed, 0.00%	Quarterly	Goldman Sachs Systematic Skew Index	Quarterly	Goldman Sachs International	N/A	12/19/25	USD	741	(160,521)	—	(160,521)
Fixed, 0.00%	Quarterly	Goldman Sachs TY Weekly Volatility Carry Index	Quarterly	Goldman Sachs International	N/A	12/19/25	USD	718	(27,177)	—	(27,177)
Fixed, 0.00%	Quarterly	J.P. Morgan EM FX Volatility Carry Index	Quarterly	JPMorgan Chase Bank N.A.	N/A	12/19/25	USD	822	(20,873)	—	(20,873)
									$ 1,006,533	$ —	$ 1,006,533
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	07/25/25	$(6,062,035)	$(360,193)(c)	$(6,426,687)	0.0%
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short (continued)	Monthly	Citibank N.A.(d)	02/25/26 – 02/24/28	$(541,946,829)	$(10,862,451)(e)	$(554,164,253)	3.4%
	Monthly	JPMorgan Chase Bank N.A.(f)	02/09/26 – 02/11/26	(110,650,347)	(10,842,640)(g)	(121,357,259)	0.9
					$(22,065,284)	$(681,948,199)

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $4,459 of net dividends and financing fees.
(e)	Amount includes $1,354,973 of net dividends and financing fees.
(g)	Amount includes $(135,728) of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	20-175 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-1,600 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	15-1,500 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long and short  positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 07/25/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc.	82,133	$525,651	(8.2)%
Total Reference Entity — Long		525,651
Reference Entity — Short
Common Stocks
United States
Karman Holdings Inc.	(194,471)	(6,952,338)	108.2
Total Reference Entity — Short		(6,952,338)
Net Value of Reference Entity — Barclays Bank PLC		$(6,426,687)
The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates 02/25/26 – 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Brazil
Marfrig Global Foods SA	(378,573)	$(1,432,869)	0.2%
Natura & Co Holding SA	(283,249)	(474,648)	0.1
Nu Holdings Ltd.	(657,900)	(8,177,697)	1.5
		(10,085,214)
Security	Shares	Value	% of Basket Value
Canada
Brookfield Asset Management Ltd.	(228,556)	$(12,195,401)	2.2%
Canadian Pacific Kansas City Ltd.	(61,160)	(4,442,152)	0.8
Restaurant Brands International, Inc.	(55,624)	(3,584,129)	0.7
		(20,221,682)
China
Anhui Conch Cement Co., Ltd.	(529,000)	(1,490,224)	0.3
China International Capital Corp., Ltd.	(3,469,200)	(5,967,672)	1.1
China Overseas Land & Investment Ltd.	(1,241,000)	(2,201,719)	0.4
China Railway Group Ltd.	(4,714,000)	(2,028,273)	0.4
China Resources Power Holdings Co., Ltd.	(2,548,525)	(6,148,103)	1.1
CRRC Corp Ltd.	(3,278,000)	(2,023,017)	0.4
JD Health International, Inc.	(1,054,850)	(5,005,473)	0.9
Kuaishou Technology	(605,000)	(3,993,176)	0.7
Li Auto Inc.	(256,200)	(3,121,713)	0.6
Meituan	(229,300)	(3,796,620)	0.7
MMG, Ltd.	(7,784,000)	(2,356,121)	0.4
New Oriental Education & Technology Group Inc.	(723,700)	(3,545,541)	0.6
NIO Inc.	(249,260)	(998,397)	0.2
Postal Savings Bank of China Co., Ltd.	(7,250,000)	(4,457,168)	0.8
Xinyi Glass Holdings Ltd.	(1,520,000)	(1,423,148)	0.2
		(48,556,365)
Denmark
Novozymes A/S	(13,850)	(899,659)	0.2
Zehnder Group AG	(42,422)	(3,000,343)	0.5
		(3,900,002)
Finland
Neste OYJ	(389,685)	(4,042,332)	0.7
France
Alstom SA	(189,000)	(4,564,192)	0.8
Kering SA	(21,247)	(4,322,758)	0.8
Pernod Ricard SA	(60,977)	(6,609,630)	1.2
Renault SA	(62,820)	(3,336,445)	0.6

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value
France (continued)
Societe Generale SA	(145,961)	$(7,610,256)	1.4%
Teleperformance SE	(28,334)	(3,106,966)	0.5
		(29,550,247)
Germany
BASF SE	(134,386)	(6,863,021)	1.2
Deutsche Telekom AG	(44,768)	(1,607,956)	0.3
		(8,470,977)
Italy
DiaSorin SpA	(24,668)	(2,818,978)	0.5
Nexi SpA	(701,904)	(4,099,862)	0.8
		(6,918,840)
Japan
Aeon Co., Ltd.	(58,600)	(1,732,871)	0.3
Dentsu Group Inc.	(165,900)	(3,478,279)	0.6
DMG Mori Co. Ltd.	(213,151)	(3,704,929)	0.7
Harmonic Drive Systems, Inc.	(122,100)	(2,870,283)	0.5
Hoshizaki Corp.	(65,500)	(2,784,805)	0.5
IHI Corp.	(91,100)	(7,136,058)	1.3
Kadokawa Corp.	(55,500)	(1,492,554)	0.3
Kawasaki Heavy Industries Ltd.	(99,500)	(5,935,340)	1.1
Kobayashi Pharmaceutical Co., Ltd.	(84,800)	(3,235,113)	0.6
Kobe Bussan Co., Ltd.	(121,600)	(3,716,111)	0.7
Lasertec Corp.	(60,200)	(5,596,814)	1.0
MatsukiyoCocokara & Co.	(252,600)	(4,636,883)	0.8
Mercari, Inc.	(419,586)	(6,799,496)	1.2
MonotaRO Co., Ltd.	(93,500)	(1,798,273)	0.3
NEC Corp.	(248,600)	(6,051,625)	1.1
Nippon Express Holdings, Inc	(6,800)	(121,433)	0.0
NTT Data Group Corp.	(258,300)	(5,129,938)	0.9
Oji Holdings Corp.	(671,900)	(3,171,726)	0.6
Ono Pharmaceutical Co. Ltd.	(271,400)	(3,124,066)	0.6
Rakuten Bank Ltd.	(88,100)	(3,705,283)	0.7
Rohm Co. Ltd.	(153,600)	(1,398,526)	0.3
Seibu Holdings Inc.	(97,400)	(2,354,030)	0.4
Sharp Corp.	(57,500)	(340,885)	0.1
Shimano, Inc.	(14,800)	(2,085,103)	0.4
SoftBank Group Corp.	(61,000)	(3,084,747)	0.6
Square Enix Holdings Co. Ltd.	(13,686)	(791,366)	0.1
SUMCO Corp.	(507,000)	(3,496,316)	0.6
Sumitomo Metal Mining Co., Ltd.	(186,800)	(4,144,535)	0.7
Tokyo Electric Power Co Holdings, Inc.	(422,900)	(1,293,716)	0.2
		(95,211,104)
Mexico
Alfa SAB de CV	(576,130)	(420,996)	0.1
Netherlands
ABN AMRO Bank NV	(210,090)	(4,353,662)	0.8
BE Semiconductor Industries NV	(11,627)	(1,259,247)	0.2
		(5,612,909)
Poland
ORLEN SA	(260,407)	(4,702,520)	0.9
Singapore
Seatrium Ltd.	(1,682,300)	(2,470,541)	0.4
Security	Shares	Value	% of Basket Value
South Korea
LG Energy Solution Ltd.	(8,491)	$(1,937,232)	0.3%
POSCO Future M Co. Ltd.	(11,255)	(988,122)	0.2
		(2,925,354)
Spain
Grifols SA	(506,514)	(4,795,990)	0.9
Sweden
Beijer Ref AB	(21,900)	(334,048)	0.1
Switzerland
Clariant AG	(194,383)	(2,175,734)	0.4
Dufry AG	(60,783)	(2,769,745)	0.5
Georg Fischer AG	(23,780)	(1,719,406)	0.3
Sandoz Group AG	(145,608)	(6,315,699)	1.2
Swatch Group AG	(23,219)	(4,029,476)	0.7
Temenos AG	(63,190)	(4,526,323)	0.8
		(21,536,383)
Taiwan
Chailease Holding Co., Ltd.	(668,092)	(2,403,859)	0.4
Formosa Chemicals & Fibre Corp.	(1,443,000)	(1,127,640)	0.2
Formosa Plastics Corp.	(1,923,000)	(2,048,828)	0.4
Fubon Financial Holding Co., Ltd.	(865,840)	(2,294,848)	0.4
Innolux Corp.	(8,614,000)	(3,689,025)	0.7
Shin Kong Financial Holding Co., Ltd.	(6,797,000)	(2,508,192)	0.4
		(14,072,392)
United Kingdom
Entain PLC	(114,499)	(978,842)	0.1
JD Sports Fashion PLC	(3,081,500)	(3,244,220)	0.6
Rentokil Initial PLC	(830,116)	(3,803,004)	0.7
		(8,026,066)
United States
Abbott Laboratories	(48,454)	(6,335,360)	1.1
Albemarle Corp.	(174,980)	(10,245,079)	1.9
Amerisourcebergen Corp.	(16,758)	(4,904,564)	0.9
APA Corp.	(451,394)	(7,014,663)	1.3
AppLovin Corp.	(35,852)	(9,655,302)	1.7
Axon Enterprise Inc.	(8,894)	(5,454,690)	1.0
Ceridian HCM Holding, Inc.	(20,351)	(1,177,712)	0.2
CH Robinson Worldwide, Inc.	(70,409)	(6,281,891)	1.1
Charter Communications, Inc.	(12,584)	(4,931,166)	0.9
Chesapeake Energy Corp.	(72,735)	(7,557,166)	1.4
Coinbase Global, Inc.	(16,880)	(3,424,783)	0.6
CoStar Group, Inc.	(34,846)	(2,584,528)	0.5
Dell Technologies, Inc.	(55,167)	(5,062,124)	0.9
Diamondback Energy, Inc.	(58,563)	(7,730,902)	1.4
Dollar Tree, Inc.	(130,593)	(10,678,590)	1.9
Enphase Energy, Inc.	(61,724)	(2,752,273)	0.5
Equifax, Inc.	(13,019)	(3,386,632)	0.6
Fastenal Co.	(89,309)	(7,231,350)	1.3
First Solar Inc.	(59,907)	(7,537,499)	1.4
Flowco Holdings, Inc.	(129,911)	(2,509,881)	0.5
Intel Corp.	(224,566)	(4,513,777)	0.8
International Business Machines Corp.	(31,131)	(7,528,098)	1.4
International Paper Co.	(209,455)	(9,567,904)	1.7
Kenvue, Inc.	(552,431)	(13,037,372)	2.4
Lamb Weston Holdings, Inc.	(112,798)	(5,956,862)	1.1
Las Vegas Sands Corp.	(63,408)	(2,325,171)	0.4
LKQ Corp.	(279,809)	(10,691,502)	1.9
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value
United States (continued)
McDonald’s Corp.	(17,996)	$(5,752,421)	1.0%
Molina Healthcare, Inc.	(9,572)	(3,130,140)	0.6
Norfolk Southern Corp.	(18,233)	(4,085,104)	0.7
O’Reilly Automotive, Inc.	(2,837)	(4,014,922)	0.7
Parker-Hannifin Corp.	(13,146)	(7,954,119)	1.4
Paycom Software, Inc.	(5,581)	(1,263,483)	0.2
Smurfit WestRock PLC	(346,841)	(14,574,259)	2.6
Solventum Corp.	(60,197)	(3,980,226)	0.7
Super Micro Computer Inc.	(274,335)	(8,740,313)	1.6
TKO Group Holdings, Inc., Class A	(17,201)	(2,802,215)	0.5
Western Digital Corp.	(138,697)	(6,083,250)	1.1
		(232,457,293)

Exchange Traded Funds
United States
iShares iBoxx $ High Yield Corporate Bond ETF	(189,664)	(14,907,591)	2.7
SPDR S&P Oil & Gas Exploration & Production ETF	(134,996)	(14,945,407)	2.7
Rights
Italy
DiaSorin SpA	(24,668)	(0)	0.0
Net Value of Reference Entity — Citibank N.A.		$(554,164,253)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 02/09/26 – 02/11/26:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Saudi Arabia
Derayah Financial Co.	88,652	$696,038	(0.6)%
Dr. Soliman Abdul Kader Fake	64,030	786,434	(0.6)
Nice One Beauty Digital Marketing Co.	42,264	403,060	(0.3)
Rasan Information Technology	181,059	4,132,071	(3.4)
United International Holding Co.	2,137	97,387	(0.1)
		6,114,990
United Arab Emirates
Talabat Holding PLC	11,380,878	4,384,934	(3.6)
United States
AMC Networks, Inc.	176,496	1,129,587	(0.9)
Eagle Bancorp, Inc.	32,278	579,390	(0.5)
Informatica, Inc.	102,000	1,920,660	(1.6)
New York Community Bancorp Inc.	290,478	3,401,497	(2.8)
Paramount Global	20,266	237,923	(0.2)
		7,269,057
Total Reference Entity — Long		17,768,981
Reference Entity — Short
Common Stocks
Australia
Dexus	(516,737)	(2,487,377)	2.1
Security	Shares	Value	% of Basket Value
Australia (continued)
Lynas Rare Earths Ltd.	(732,752)	$(4,005,774)	3.3%
Mineral Resources Ltd.	(345,008)	(4,537,195)	3.8
NEXTDC Ltd.	(213,760)	(1,622,937)	1.3
SGH Ltd.	(92,745)	(3,033,194)	2.5
Telstra Group Ltd.	(799,817)	(2,308,349)	1.9
Treasury Wine Estates Ltd.	(645,146)	(3,687,646)	3.0
		(21,682,472)
Brazil
Cosan SA	(1,476,312)	(2,021,258)	1.7
Localiza Rent a Car SA	(451,730)	(3,419,526)	2.8
Marfrig Global Foods SA	(486,052)	(1,839,669)	1.5
Natura & Co Holding SA	(523,013)	(876,427)	0.7
		(8,156,880)
Canada
Power Corp. of Canada	(21,250)	(804,312)	0.7
China
China International Capital Corp., Ltd.	(44,400)	(76,376)	0.1
China Resources Power Holdings Co., Ltd.	(16,798)	(40,524)	0.0
NIO Inc.	(8,380)	(33,566)	0.0
PICC Property & Casualty Co. Ltd.	(1,044,000)	(1,922,463)	1.6
Shandong Gold Mining Co. Ltd.	(576,500)	(1,698,358)	1.4
Xinyi Glass Holdings Ltd.	(19,000)	(17,789)	0.0
		(3,789,076)
Denmark
Zehnder Group AG	(11,767)	(832,234)	0.7
France
Sartorius Stedim Biotech	(17,643)	(4,163,588)	3.4
Italy
Telecom Italia SpA	(5,589,938)	(2,213,807)	1.8
Japan
Harmonic Drive Systems, Inc.	(13,200)	(310,301)	0.2
Mercari, Inc.	(61)	(988)	0.0
Rakuten Group, Inc.	(13)	(77)	0.0
Sapporo Holdings Ltd.	(51,900)	(2,882,189)	2.4
Sharp Corp.	(387,200)	(2,295,494)	1.9
Square Enix Holdings Co. Ltd.	(74,751)	(4,322,328)	3.6
SUMCO Corp.	(6,900)	(47,583)	0.0
		(9,858,960)
Mexico
Alfa SAB de CV	(1,468,687)	(1,073,215)	0.9
Poland
Inpost SA	(105,643)	(1,784,509)	1.5
Singapore
SATS Ltd.	(780,300)	(1,682,726)	1.4
Seatrium Ltd.	(959,800)	(1,409,514)	1.1
		(3,092,240)
South Africa
Impala Platinum Holdings Ltd.	(794,466)	(4,724,789)	3.9
South Korea
POSCO Future M Co. Ltd.	(14,546)	(1,277,052)	1.0
POSCO Holdings, Inc.	(1,846)	(337,362)	0.3
		(1,614,414)

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value
Sweden
Beijer Ref AB	(102,649)	$(1,565,741)	1.3%
Switzerland
Bachem Holding AG	(20,716)	(1,269,544)	1.0
Clariant AG	(31,283)	(350,151)	0.3
Dufry AG	(12,035)	(548,408)	0.5
Georg Fischer AG	(12,211)	(882,913)	0.7
		(3,051,016)
Taiwan
Chailease Holding Co., Ltd.	(715)	(2,573)	0.0
Formosa Chemicals & Fibre Corp.	(18,000)	(14,066)	0.0
		(16,639)
United Kingdom
JD Sports Fashion PLC	(343,627)	(361,773)	0.3
St James’s Place PLC	(105,235)	(1,326,535)	1.1
		(1,688,308)
United States
Atlantic Union Bankshares Corp.	(14,435)	(399,849)	0.3
Brandywine Realty Trust	(5,149)	(20,390)	0.0
Security	Shares	Value	% of Basket Value
United States (continued)
Community Bank System, Inc.	(13,952)	$(761,640)	0.6%
CVB Financial Corp.	(34,967)	(648,288)	0.5
Enphase Energy, Inc.	(1,103)	(49,183)	0.1
International Paper Co.	(92,680)	(4,216,090)	3.5
Lamb Weston Holdings, Inc.	(9,309)	(491,608)	0.4
Provident Financial Services, Inc.	(49,500)	(810,315)	0.7
Servisfirst Bancshares Inc.	(11,863)	(844,883)	0.7
		(8,242,246)
Exchange Traded Funds
United States
iShares iBoxx $ Investment Grade Corporate Bond ETF	(203,215)	(21,943,156)	18.1
SPDR S&P Retail ETF	(337,500)	(23,186,250)	19.1
Vanguard Intermediate-Term Corporate Bond ETF	(191,274)	(15,642,388)	12.9
Total Reference Entity — Short		(139,126,240)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(121,357,259)
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 14,559,010	$ (1,388,134)	$ 307,498,617	$ (16,823,519)	$ —
OTC Swaps	2,320,083	(1,336,636)	3,419,132	(35,879,032)	—
Options Written	N/A	(45,703,538)	9,970,422	(19,783,734)	(55,516,850)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 12,752,636	$ —	$ 29,481,013	$ 12,617	$ 42,246,266
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	111,404,957	—	—	111,404,957
Options purchased Investments at value — unaffiliated(b)	704,400	73,695	57,440,881	4,753,960	7,727,173	—	70,700,109
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	1,893,066	—	—	304,963,713	641,838	307,498,617
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	2,900,100	2,177,899	4,579	656,637	—	5,739,215
	$ 704,400	$ 4,866,861	$ 72,371,416	$ 116,163,496	$ 342,828,536	$ 654,455	$ 537,589,164
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 5,830,097	$ —	$ 68,766,212	$ 105,745	$ 74,702,054
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	48,410,381	—	—	48,410,381
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure (continued)
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Options written Options written at value	$ —	$ 20,424	$ 43,248,983	$ 4,759,115	$ 7,488,328	$ —	$ 55,516,850
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps	—	1,231,098	—	—	15,592,421	—	16,823,519
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	2,877,712	23,193,179	20,873	11,123,904	—	37,215,668
	$ —	$ 4,129,234	$ 72,272,259	$ 53,190,369	$ 102,970,865	$ 105,745	$ 232,668,472

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation)
is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended April 30, 2025, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ 11,519,577	$ —	$ 5,781,840	$ 739,327	$ (43,949,849)	$ (16,453,498)	$ (42,362,603)
Forward foreign currency exchange contracts	—	—	—	(99,918,198)	—	—	(99,918,198)
Options purchased(a)	(960,149)	(1,582,352)	(54,709,953)	(9,523,768)	(21,487,901)	(266,125)	(88,530,248)
Options written	48,832	299,848	94,327,617	6,882,364	34,174,558	—	135,733,219
Swaps	—	6,253,862	68,181,234	1,181	(57,127,154)	—	17,309,123
	$ 10,608,260	$ 4,971,358	$ 113,580,738	$ (101,819,094)	$ (88,390,346)	$ (16,719,623)	$ (77,768,707)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ 4,108,914	$ —	$ 5,482,206	$ —	$ (74,534,990)	$ (93,128)	$ (65,036,998)
Forward foreign currency exchange contracts	—	—	—	133,169,702	—	—	133,169,702
Options purchased(b)	433,304	539,081	45,477,834	2,979,213	10,803,434	(2,100,820)	58,132,046
Options written	—	(37,375)	(12,788,801)	(2,356,215)	16,705,912	—	1,523,521
Swaps	—	(6,712,066)	(35,966,026)	(16,294)	280,711,594	617,311	238,634,519
	$ 4,542,218	$ (6,210,360)	$ 2,205,213	$ 133,776,406	$ 233,685,950	$ (1,576,637)	$ 366,422,790

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,444,148,506
Average notional value of contracts — short	7,525,586,395
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	2,142,845,071
Average amounts sold — in USD	3,853,789,948
Options:
Average value of option contracts purchased	67,050,816
Average value of option contracts written	33,725,016
Average notional value of swaption contracts purchased	1,139,635,052
Average notional value of swaption contracts written	4,044,186,530
Credit default swaps:
Average notional value — buy protection	104,605,158
Average notional value — sell protection	154,191,074
Interest rate swaps:
Average notional value — pays fixed rate	1,477,586,005
Average notional value — receives fixed rate	11,530,656,912

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Average Quarterly Balances of Outstanding Derivative Financial Instruments (continued)
Inflation swaps:
Average notional value — receives fixed rate	$15,803,938
Total return swaps:
Average notional value	(465,949,100)
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 7,857,101	$ 10,912,060
Forward foreign currency exchange contracts	111,404,957	48,410,381
Options	70,700,109 (a)	55,516,850
Swaps — centrally cleared	21,109,863	—
Swaps — OTC(b)	5,739,215	37,215,668
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	216,811,245	152,054,959
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(87,158,495)	(54,255,543)
Total derivative assets and liabilities subject to an MNA	$ 129,652,750	$ 97,799,416

(a)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Consolidated Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 3,065,876	$ (3,065,876)	$ —	$ —	$ —
Barclays Bank PLC	1,418,460	(1,418,460)	—	—	—
BNP Paribas SA	33,461,829	(9,706,435)	—	—	23,755,394
Citibank N.A.	4,559,257	(4,559,257)	—	—	—
Credit Agricole Corporate and Investment Bank	3,829,282	(283,112)	—	—	3,546,170
Deutsche Bank AG	2,582,291	(2,016,874)	—	(565,417)	—
Goldman Sachs International	2,038,228	(2,038,228)	—	—	—
HSBC Bank PLC	6,950,176	(1,859,191)	—	(2,450,000)	2,640,985
JPMorgan Chase Bank N.A.	4,665,544	(4,665,544)	—	—	—
Morgan Stanley & Co. International PLC	11,052,849	(8,523,987)	—	(1,568,000)	960,862
Natwest Markets PLC	724,122	(592,821)	—	—	131,301
Nomura International PLC	81,213	(81,213)	—	—	—
Royal Bank of Canada	20,601	(20,601)	—	—	—
Societe Generale	33,735,390	(639,328)	—	—	33,096,062
Standard Chartered Bank	1,093,523	(1,093,523)	—	—	—
State Street Bank and Trust Co.	2,343,424	(2,343,424)	—	—	—
The Bank of New York Mellon	9,740,778	(3,455,110)	—	—	6,285,668
Toronto-Dominion Bank	464,350	(464,350)	—	—	—
UBS AG	6,157,040	(6,157,040)	—	—	—
Wells Fargo Bank N.A.	1,668,517	—	—	—	1,668,517
	$ 129,652,750	$ (52,984,374)	$ —	$ (4,583,417)	$ 72,084,959

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 7,103,265	$ (3,065,876)	$ (4,037,389)	$ —	$ —
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 5,251,963	$ (1,418,460)	$ —	$ —	$ 3,833,503
BNP Paribas SA	9,706,435	(9,706,435)	—	—	—
Citibank N.A.	15,482,526	(4,559,257)	—	—	10,923,269
Credit Agricole Corporate and Investment Bank	283,112	(283,112)	—	—	—
Deutsche Bank AG	2,016,874	(2,016,874)	—	—	—
Goldman Sachs International	4,499,217	(2,038,228)	(2,460,989)	—	—
HSBC Bank PLC	1,859,191	(1,859,191)	—	—	—
JPMorgan Chase Bank N.A.	15,436,124	(4,665,544)	(2,517,562)	(3,460,000)	4,793,018
Morgan Stanley & Co. International PLC	8,523,987	(8,523,987)	—	—	—
Natwest Markets PLC	592,821	(592,821)	—	—	—
Nomura International PLC	183,034	(81,213)	—	—	101,821
Royal Bank of Canada	303,575	(20,601)	—	—	282,974
Societe Generale	639,328	(639,328)	—	—	—
Standard Chartered Bank	1,459,387	(1,093,523)	—	—	365,864
State Street Bank and Trust Co.	6,357,775	(2,343,424)	—	—	4,014,351
The Bank of New York Mellon	3,455,110	(3,455,110)	—	—	—
Toronto-Dominion Bank	893,883	(464,350)	—	—	429,533
UBS AG	13,751,809	(6,157,040)	—	—	7,594,769
	$ 97,799,416	$ (52,984,374)	$ (9,015,940)	$ (3,460,000)	$ 32,339,102

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Consolidated Statement of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 334,687,548	$ 59,694,383	$ 394,381,931
Common Stocks
Australia	1,530,072	39,287,569	280	40,817,921
Austria	—	398,826	—	398,826
Belgium	—	4,533,518	—	4,533,518
Brazil	41,135,896	—	—	41,135,896
Cambodia	—	412,017	—	412,017
Canada	167,235,527	—	—	167,235,527
Chile	—	—	141,316	141,316
China	23,985,849	207,416,878	—	231,402,727
Colombia	629,839	—	—	629,839
Czech Republic	—	1,315,496	—	1,315,496
Denmark	—	92,880,647	—	92,880,647
Finland	—	9,046,953	—	9,046,953
France	—	324,093,249	—	324,093,249
Georgia	—	629,912	—	629,912
Germany	—	110,876,692	—	110,876,692
Greece	—	1,662,636	—	1,662,636
Hong Kong	—	33,836,405	—	33,836,405
Hungary	—	2,133,751	—	2,133,751

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
India	$ —	$ 13,746,787	$ —	$ 13,746,787
Indonesia	—	6,855,597	—	6,855,597
Ireland	—	5,700,842	—	5,700,842
Israel	—	—	20,794	20,794
Italy	—	225,180,189	—	225,180,189
Japan	—	274,222,347	—	274,222,347
Kazakhstan	1,442,187	682,106	—	2,124,293
Macau	—	3,351,625	—	3,351,625
Malaysia	—	1,185,166	—	1,185,166
Mexico	16,215,103	2,892,246	—	19,107,349
Netherlands	4,144,379	129,935,840	—	134,080,219
Norway	—	20,999,819	—	20,999,819
Peru	8,221,652	—	—	8,221,652
Philippines	171,553	2,792,171	—	2,963,724
Poland	—	8,447,123	—	8,447,123
Portugal	—	1,007,932	—	1,007,932
Romania	—	687,217	—	687,217
Saudi Arabia	2,145,576	4,223,455	—	6,369,031
Singapore	6,466,974	8,929,722	—	15,396,696
South Africa	1,018,261	9,684,719	—	10,702,980
South Korea	—	42,825,600	—	42,825,600
Spain	—	99,716,432	—	99,716,432
Sweden	—	25,122,660	1	25,122,661
Switzerland	3,816,127	66,699,836	—	70,515,963
Taiwan	4,000,560	138,109,865	—	142,110,425
Thailand	1,382,738	714,946	—	2,097,684
Turkey	1,413,226	1,556,169	—	2,969,395
United Arab Emirates	—	5,610,511	14	5,610,525
United Kingdom	25,489,539	544,954,087	1,265,102	571,708,728
United States	6,560,895,606	66,720,701	152,171,487	6,779,787,794
Corporate Bonds
Angola	—	608,970	—	608,970
Australia	—	5,285,166	41,220,925	46,506,091
Austria	4,618,915	—	—	4,618,915
Belgium	—	7,772,738	—	7,772,738
Brazil	—	6,570,618	—	6,570,618
Canada	—	65,816,407	—	65,816,407
Cayman Islands	—	1,957,779	—	1,957,779
Chile	—	6,750,444	—	6,750,444
China	—	9,619,752	—	9,619,752
Colombia	—	3,606,040	—	3,606,040
Costa Rica	—	672,232	—	672,232
Cyprus	—	648,600	—	648,600
Czech Republic	—	4,769,301	—	4,769,301
Denmark	—	1,471,917	—	1,471,917
Finland	—	1,243,601	—	1,243,601
France	5,142,589	78,643,177	8,180,747	91,966,513
Germany	—	89,773,497	12,643,007	102,416,504
Greece	—	5,812,939	—	5,812,939
Hong Kong	—	21,414,600	—	21,414,600
Hungary	—	546,616	—	546,616
India	—	13,047,402	24,707,631	37,755,033
Indonesia	—	7,424,382	8,800,964	16,225,346
Ireland	—	8,112,073	—	8,112,073
Israel	—	13,522,209	—	13,522,209
Italy	3,283,908	66,727,055	15,398,076	85,409,039
Japan	—	41,587,745	—	41,587,745
Jersey	—	23,986,724	—	23,986,724
Kuwait	—	646,470	—	646,470
Luxembourg	—	43,413,481	—	43,413,481
Macau	—	8,342,537	—	8,342,537
Malaysia	—	2,905,578	—	2,905,578
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Mexico	$ —	$ 6,372,297	$ —	$ 6,372,297
Morocco	—	1,081,092	—	1,081,092
Netherlands	—	45,432,472	—	45,432,472
Nigeria	—	895,536	—	895,536
Panama	—	424,182	—	424,182
Peru	—	2,607,658	—	2,607,658
Philippines	—	2,518,908	—	2,518,908
Poland	—	686,108	—	686,108
Portugal	—	2,509,926	—	2,509,926
Republic of Korea	—	2,120,012	—	2,120,012
Saudi Arabia	—	2,603,155	—	2,603,155
Singapore	—	431,872	—	431,872
Slovenia	—	5,621,329	—	5,621,329
South Africa	—	2,954,698	—	2,954,698
South Korea	—	5,008,454	—	5,008,454
Spain	7,967,618	31,187,411	—	39,155,029
Sweden	—	33,661,219	—	33,661,219
Switzerland	—	2,355,375	—	2,355,375
Thailand	—	4,724,516	—	4,724,516
Turkey	—	530,238	—	530,238
Ukraine	—	522,794	—	522,794
United Arab Emirates	—	4,714,825	—	4,714,825
United Kingdom	—	216,346,875	8,834,371	225,181,246
United States	—	642,139,204	319,678,594	961,817,798
Uzbekistan	—	1,141,695	—	1,141,695
Vietnam	—	728,856	—	728,856
Zambia	—	4,972,270	—	4,972,270
Fixed Rate Loan Interests	—	1,663,967	19,930,471	21,594,438
Floating Rate Loan Interests	—	653,053,989	281,672,829	934,726,818
Foreign Agency Obligations	—	698,710,742	—	698,710,742
Grantor Trust	38,705,495	—	—	38,705,495
Investment Companies	516,150,748	—	—	516,150,748
Municipal Bonds	—	12,113,391	—	12,113,391
Non-Agency Mortgage-Backed Securities	—	442,373,051	43,441,348	485,814,399
Preferred Securities
Capital Trusts	—	64,228,994	—	64,228,994
Preferred Stocks
Brazil	16,343,084	—	16,087,903	32,430,987
Germany	—	7,005,195	—	7,005,195
United States	—	1,348,096	353,449,159	354,797,255
India	—	—	—	—
China	—	—	61,362,602	61,362,602
Finland	—	—	4,038,983	4,038,983
United Kingdom	—	—	9,095,077	9,095,077
Trust Preferreds	19,793,068	—	—	19,793,068
U.S. Government Sponsored Agency Securities	—	121,942,541	—	121,942,541
U.S. Treasury Obligations	—	25,094,255	—	25,094,255
Warrants
Brazil	6,793	—	—	6,793
Israel	—	—	1,093	1,093
United Kingdom	—	—	563,252	563,252
United States	89,517	98,647	12,157,158	12,345,322
Short-Term Securities
Foreign Agency Obligations	—	2,219,018	—	2,219,018
Money Market Funds	211,330,853	—	—	211,330,853
Time Deposits	—	300,773	—	300,773
Options Purchased
Commodity Contracts	704,400	—	—	704,400
Credit Contracts	—	73,695	—	73,695
Equity Contracts	57,440,881	—	—	57,440,881
Foreign Currency Exchange Contracts	—	4,753,960	—	4,753,960

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Interest Rate Contracts	$ 46,250	$ 7,680,923	$ —	$ 7,727,173
Unfunded Floating Rate Loan Interests(a)	—	29,590	2,576	32,166
	$ 7,752,964,783	$ 6,485,451,661	$ 1,454,560,143	15,692,976,587
Investments Valued at NAV(b)				23,068,689
				$ 15,716,045,276
Derivative Financial Instruments(c)
Assets
Credit Contracts	$ —	$ 2,473,083	$ —	$ 2,473,083
Equity Contracts	12,317,703	2,612,832	—	14,930,535
Foreign Currency Exchange Contracts	—	111,409,536	—	111,409,536
Interest Rate Contracts	29,481,013	305,620,350	—	335,101,363
Other Contracts	12,617	641,838	—	654,455
Liabilities
Credit Contracts	—	(2,792,598)	—	(2,792,598)
Equity Contracts	(43,980,052)	(28,131,686)	(160,521)	(72,272,259)
Foreign Currency Exchange Contracts	—	(53,190,369)	—	(53,190,369)
Interest Rate Contracts	(68,860,712)	(34,082,976)	(27,177)	(102,970,865)
Other Contracts	(105,745)	—	—	(105,745)
	$ (71,135,176)	$ 304,560,010	$ (187,698)	$ 233,237,136

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests
Assets
Opening balance, as of April 30, 2024	$ 38,085,305	$ 119,692,127	$ 432,084,007	$ 26,530,196	$ 315,824,269	$ 49,081,457	$ 17,091,812
Transfers into Level 3	—	—	222,150	—	—	—	—
Transfers out of Level 3	(13,484,089)	—	—	—	(8,760,488)	—	—
Other(a)	—	(5,275,471)	—	—	(5,249)	—	—
Accrued discounts/premiums	—	—	2,480,245	67,955	620,199	618,304	—
Net realized gain (loss)	—	(13,031)	(146,567,369)	99,119	(1,527,726)	45	(1,983,785)
Net change in unrealized appreciation (depreciation)(b(c)	1,463,555	(1,348,580)	129,385,378	483,536	9,522,034	207,980	4,379,515
Purchases	35,028,948	40,867,267	110,666,651	1,156,834	95,130,599	1,825,075	—
Sales	(1,399,336)	(323,318)	(88,806,747)	(8,407,169)	(129,130,809)	(8,291,513)	(19,487,542)
Closing balance, as of April 30, 2025	$ 59,694,383	$ 153,598,994	$ 439,464,315	$ 19,930,471	$ 281,672,829	$ 43,441,348	$ —
Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2025(c)	$ 1,463,555	$ (1,348,580)	$ (6,098,776)	$ 383,474	$ 7,131,428	$ 207,980	$ —

	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets/Liabilities
Opening balance, as of April 30, 2024	$ 388,352,924	$ (65,701)	$ 9,436,259	$ 1,396,112,655
Transfers into Level 3	—	—	1,118	223,268
Transfers out of Level 3	—	—	—	(22,244,577)
Other(a)	5,275,471	5,249	—	—
Accrued discounts/premiums	—	—	—	3,786,703
Net realized gain (loss)	(22,551,139)	—	(1,304,975)	(173,848,861)
Net change in unrealized appreciation (depreciation)(b)(c)	(1,174,046)	63,028	4,589,097	147,571,497
Consolidated Schedule of Investments

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total
Purchases	$ 97,087,418	$ —	$ 4	$ 381,762,796
Sales	(22,956,904)	—	—	(278,803,338)
Closing balance, as of April 30, 2025	$ 444,033,724	$ 2,576	$ 12,721,503	$ 1,454,560,143
Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2025(c)	$ (8,730,838)	$ 20,581	$ 3,487,154	$ (3,484,022)

(a)	Certain Level 3 investments were re-classified between Common Stocks, Floating Rate Loan Interests, Preferred Stocks and Unfunded Floating Rate Loan Interests.
(b)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

	Equity Contracts Liabilities	Interest Rate Contracts Liabilities	Total
Opening Balance as of April 30, 2024	$ —	$ —	$ —
Transfers in Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)	(160,521)	(27,177)	(187,698)
Purchases	—	—	—
Issues	—	—	—
Sales	—	—	—
Closing Balance, as of April 30, 2025	$ (160,521)	$ (27,177)	(187,698)
Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2025(a)	$ (160,521)	$ (27,177)	(187,698)

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at
April 30, 2025 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $106,787,586.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$153,457,380	Market	Revenue Multiple	1.00x - 7.00x	3.26x
			Time to Exit	0.3 - 2.0 years	0.9 years
			Volatility	56% - 70%	65%
			EBITDA Multiple	24.95x	—
			Gross Profit Multiple	7.25x	—
		Income	Discount Rate	10%-17%	11%
			Discount for Lack of Marketability	10%	—
			Estimated Recovery Value	15%	—

Asset Backed Securities	49,664,383	Income	Discount Rate	7% -10%	8%

Non-Agency Mortgage-Backed Securities	11,752,012	Income	Discount Rate	9%	—

Corporate Bonds	414,756,676	Income	Discount Rate	6% - 30%	13%
			Estimated Recovery Value	34%	—
		Market	Volatility	60% -80%	60%
			Revenue Multiple	2.72x - 11.50x	6.97x
			Time to Exit	0.3 - 1.0 year	0.3 years

Floating Rate Loan Interests	242,644,860	Income	Discount Rate	6% - 16%	8%

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Fixed Rate Loan Interests	18,742,033	Income	Discount Rate	7%	—

Preferred Stock(b)	444,033,722	Income	Discount Rate	4% - 16%	12%
		Market	Revenue Multiple	1.05 - 27.78x	11.79x
			Time to Exit	0.3 - 5.0 years	2.6 years
			Volatility	41% - 90%	69%
			Gross Profit Multiple	11.25x	—
			Direct Profit Multiple	4.50x	—
			EBITDA Multiple	8.25x	—
			EBITDAR	9.50x	—
			Market Adjustment Multiple	0.85x - 1.00x	0.91x

Warrants	12,721,491	Market	Revenue Multiple	2.65x - 11.50x	7.13x
			Time to Exit	0.3 - 3.0 years	2.7 years
			Volatility	45% - 80%	61%
		Income	Discount for Lack of Marketability	10%	—

	$1,347,772,557

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stock using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable is $373,495 as of April 30, 2025.

See notes to consolidated financial statements.
Consolidated Schedule of Investments

Consolidated Statement of Assets and Liabilities
April 30, 2025

BlackRock Global Allocation Fund, Inc.
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 15,370,621,985
Investments, at value — affiliated(c)	345,391,125
Cash held for investments sold short	2,989,783
Cash pledged:
Collateral — OTC derivatives	4,822,000
Futures contracts	153,111,000
Centrally cleared swaps	212,335,000
Foreign currency, at value(d)	21,557,927
Receivables:
Investments sold	117,651,045
Options written	13,309,761
Securities lending income — affiliated	93,793
Swaps	83,963,713
Capital shares sold	10,022,498
Dividends — unaffiliated	14,315,387
Dividends — affiliated	1,312,071
Interest — unaffiliated	61,553,336
Variation margin on futures contracts	7,857,101
Variation margin on centrally cleared swaps	21,109,863
Swap premiums paid	2,320,083
Unrealized appreciation on:
Forward foreign currency exchange contracts	111,404,957
OTC swaps	3,419,132
Unfunded floating rate loan interests	32,166
Prepaid expenses	132,680
Total assets	16,559,326,406
LIABILITIES
Bank overdraft	2,124,254
Cash received:
Collateral — OTC derivatives	23,092,671
Collateral — TBA commitments	269,957
Collateral on securities loaned	64,343,492
Options written, at value(e)	55,516,850
Payables:
Investments purchased	312,693,568
Swaps	38,509,759
Accounting services fees	826,099
Capital shares redeemed	23,639,786
Custodian fees	2,050,718
Deferred foreign capital gain tax	629
Foreign taxes	39,388
Investment advisory fees	9,155,405
Directors’ and Officer’s fees	13,777
Options written	11,540,548
Other accrued expenses	205,640
Professional fees	205,701
Service and distribution fees	1,888,560
Transfer agent fees	3,090,062
Variation margin on futures contracts	10,912,060
Swap premiums received	1,336,636

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Statement of Assets and Liabilities  (continued)
April 30, 2025
BlackRock Global Allocation Fund, Inc.
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 48,410,381
OTC swaps	35,879,032
Total liabilities	645,744,973
Commitments and contingent liabilities
NET ASSETS	$ 15,913,581,433
NET ASSETS CONSIST OF
Paid-in capital	$ 13,234,130,393
Accumulated earnings	2,679,451,040
NET ASSETS	$ 15,913,581,433
(a) Investments, at cost—unaffiliated	$12,738,377,915
(b) Securities loaned, at value	$62,376,107
(c) Investments, at cost—affiliated	$532,659,274
(d) Foreign currency, at cost	$23,081,957
(e) Premiums received	$45,703,538
Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities  (continued)
April 30, 2025

BlackRock Global Allocation Fund, Inc.
NET ASSET VALUE
Institutional
Net assets	$ 6,245,636,102
Shares outstanding	326,112,614
Net asset value	$ 19.15
Shares authorized	2 billion
Par value	$0.10
Investor A
Net assets	$ 8,019,633,613
Shares outstanding	422,917,986
Net asset value	$ 18.96
Shares authorized	2 billion
Par value	$0.10
Investor C
Net assets	$ 274,761,807
Shares outstanding	16,958,541
Net asset value	$ 16.20
Shares authorized	2 billion
Par value	$0.10
Class K
Net assets	$ 1,117,619,407
Shares outstanding	58,387,756
Net asset value	$ 19.14
Shares authorized	2 billion
Par value	$0.10
Class R
Net assets	$ 255,930,504
Shares outstanding	14,572,591
Net asset value	$ 17.56
Shares authorized	2 billion
Par value	$0.10
See notes to consolidated financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Statement of Operations
Year Ended April 30, 2025

BlackRock Global Allocation Fund, Inc.
INVESTMENT INCOME
Dividends — unaffiliated	$181,083,964
Dividends — affiliated	19,245,286
Interest — unaffiliated	342,258,532
Securities lending income — affiliated — net	737,920
Other income — unaffiliated	2,491,632
Foreign taxes withheld	(9,480,565)
Foreign withholding tax claims	3,052,910
Total investment income	539,389,679
EXPENSES
Investment advisory	126,004,282
Service and distribution — class specific	25,682,503
Transfer agent — class specific	15,645,280
Custodian	2,507,189
Accounting services	1,431,776
Professional	828,605
Registration	176,023
Printing and postage	150,199
Directors and Officer	138,545
Miscellaneous	897,611
Total expenses excluding interest expense	173,462,013
Interest expense — unaffiliated	20,892
Total expenses	173,482,905
Less:
Fees waived and/or reimbursed by the Manager	(5,375,945)
Total expenses after fees waived and/or reimbursed	168,106,960
Net investment income	371,282,719
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	1,156,794,565
Investments — affiliated	(143,559,760)
Forward foreign currency exchange contracts	(99,918,198)
Foreign currency transactions	(5,668,734)
Futures contracts	(42,362,603)
Options written	135,733,219
Payment by affiliate	6,294
Swaps	17,309,123
1,018,333,906
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	(181,813,336)
Investments — affiliated	134,134,063
Forward foreign currency exchange contracts	133,169,702
Foreign currency translations	(2,387,477)
Futures contracts	(65,036,998)
Options written	1,523,521
Swaps	238,634,519
Unfunded floating rate loan interests	97,867
258,321,861
Net realized and unrealized gain	1,276,655,767
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,647,938,486
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$140,712
(b) Net of reduction in deferred foreign capital gain tax of	$379,581
See notes to consolidated financial statements.
Consolidated Financial Statements

Consolidated Statements of Changes in Net Assets

	BlackRock Global Allocation Fund, Inc.
	Year Ended 04/30/25	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$371,282,719	$453,838,592
Net realized gain	1,018,333,906	396,464,794
Net change in unrealized appreciation (depreciation)	258,321,861	637,470,588
Net increase in net assets resulting from operations	1,647,938,486	1,487,773,974
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(487,186,434)	(107,689,462)
Investor A	(607,135,851)	(101,639,007)
Investor C	(24,157,138)	(2,078,203)
Class K	(85,109,546)	(21,079,430)
Class R	(20,009,246)	(2,216,824)
Decrease in net assets resulting from distributions to shareholders	(1,223,598,215)	(234,702,926)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(1,457,936,808)	(2,594,930,117)
NET ASSETS
Total decrease in net assets	(1,033,596,537)	(1,341,859,069)
Beginning of year	16,947,177,970	18,289,037,039
End of year	$15,913,581,433	$16,947,177,970

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Global Allocation Fund, Inc.
	Institutional
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20

Net asset value, beginning of period	$18.71	$17.41	$18.50	$22.84	$19.93	$19.36
Net investment income(a)	0.45	0.49	0.36	0.27	0.11	0.17
Net realized and unrealized gain (loss)	1.43	1.09	(0.45)	(2.45)	3.82	1.75
Net increase (decrease) from investment operations	1.88	1.58	(0.09)	(2.18)	3.93	1.92
Distributions(b)
From net investment income	(0.25)	(0.28)	(0.00)(c)	(0.27)	(0.14)	(0.12)
From net realized gain	(1.19)	—	(1.00)	(1.89)	(0.88)	(1.23)
Total distributions	(1.44)	(0.28)	(1.00)	(2.16)	(1.02)	(1.35)
Net asset value, end of period	$19.15	$18.71	$17.41	$18.50	$22.84	$19.93
Total Return(d)
Based on net asset value	10.25%(e)	9.15%	(0.12)%	(10.58)%	20.07%(f)	10.23%(e)
Ratios to Average Net Assets(g)
Total expenses	0.89%	0.88%	0.87%	0.88%	0.86%(h)	0.86%
Total expenses after fees waived and/or reimbursed	0.86%	0.84%	0.83%	0.83%	0.80%(h)	0.81%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and professional fees for foreign withholding tax claims	0.86%	0.84%	0.82%	0.81%	0.80%(h)	0.81%
Net investment income	2.36%	2.74%	2.09%	1.25%	1.04%(h)	0.91%
Supplemental Data
Net assets, end of period (000)	$6,245,636	$6,705,756	$7,134,880	$8,836,844	$9,749,544	$7,907,317
Portfolio turnover rate(i)(j)	138%	173%	174%	124%	58%	193%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20

Portfolio turnover rate (excluding MDRs)	133%	130%	139%	112%	58%	193%

(j)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
Consolidated Financial Highlights

Consolidated Financial Highlights  (continued)
(For a share outstanding throughout each period)

	BlackRock Global Allocation Fund, Inc. (continued)
	Investor A
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20

Net asset value, beginning of period	$18.53	$17.22	$18.34	$22.65	$19.75	$19.23
Net investment income(a)	0.40	0.44	0.31	0.21	0.08	0.12
Net realized and unrealized gain (loss)	1.42	1.08	(0.45)	(2.42)	3.80	1.72
Net increase (decrease) from investment operations	1.82	1.52	(0.14)	(2.21)	3.88	1.84
Distributions(b)
From net investment income	(0.22)	(0.21)	(0.00)(c)	(0.21)	(0.10)	(0.09)
From net realized gain	(1.17)	—	(0.98)	(1.89)	(0.88)	(1.23)
Total distributions	(1.39)	(0.21)	(0.98)	(2.10)	(0.98)	(1.32)
Net asset value, end of period	$18.96	$18.53	$17.22	$18.34	$22.65	$19.75
Total Return(d)
Based on net asset value	10.03%(e)	8.86%	(0.39)%	(10.78)%	19.95%(f)	9.87%(e)
Ratios to Average Net Assets(g)
Total expenses	1.13%	1.12%	1.12%	1.13%	1.12%(h)	1.13%
Total expenses after fees waived and/or reimbursed	1.10%	1.08%	1.08%	1.08%	1.06%(h)	1.08%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and professional fees for foreign withholding tax claims	1.09%	1.08%	1.07%	1.06%	1.05%(h)	1.08%
Net investment income	2.11%	2.50%	1.84%	0.98%	0.78%(h)	0.63%
Supplemental Data
Net assets, end of period (000)	$8,019,634	$8,492,648	$9,083,078	$10,557,693	$13,806,271	$11,184,639
Portfolio turnover rate(i)(j)	138%	173%	174%	124%	58%	193%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20

Portfolio turnover rate (excluding MDRs)	133%	130%	139%	112%	58%	193%

(j)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Financial Highlights  (continued)
(For a share outstanding throughout each period)

	BlackRock Global Allocation Fund, Inc. (continued)
	Investor C
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20

Net asset value, beginning of period	$16.01	$14.91	$16.08	$20.11	$17.43	$17.17
Net investment income (loss)(a)	0.23	0.27	0.15	0.04	(0.00)(b)	(0.02)
Net realized and unrealized gain (loss)	1.21	0.91	(0.39)	(2.13)	3.36	1.53
Net increase (decrease) from investment operations	1.44	1.18	(0.24)	(2.09)	3.36	1.51
Distributions(c)
From net investment income	(0.12)	(0.08)	(0.00)(b)	(0.05)	(0.00)(b)	(0.02)
From net realized gain	(1.13)	—	(0.93)	(1.89)	(0.68)	(1.23)
Total distributions	(1.25)	(0.08)	(0.93)	(1.94)	(0.68)	(1.25)
Net asset value, end of period	$16.20	$16.01	$14.91	$16.08	$20.11	$17.43
Total Return(d)
Based on net asset value	9.15%(e)	7.94%	(1.12)%	(11.50)%	19.50%(f)	9.06%(e)
Ratios to Average Net Assets(g)
Total expenses	1.93%	1.91%	1.91%	1.90%	1.90%(h)	1.89%
Total expenses after fees waived and/or reimbursed	1.90%	1.88%	1.87%	1.85%	1.84%(h)	1.85%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and professional fees for foreign withholding tax claims	1.90%	1.88%	1.86%	1.84%	1.83%(h)	1.84%
Net investment income (loss)	1.38%	1.76%	1.05%	0.21%	(0.01)%(h)	(0.13)%
Supplemental Data
Net assets, end of period (000)	$274,762	$356,346	$517,945	$780,451	$1,213,559	$1,547,011
Portfolio turnover rate(i)(j)	138%	173%	174%	124%	58%	193%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20

Portfolio turnover rate (excluding MDRs)	133%	130%	139%	112%	58%	193%

(j)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
Consolidated Financial Highlights

Consolidated Financial Highlights  (continued)
(For a share outstanding throughout each period)

	BlackRock Global Allocation Fund, Inc. (continued)
	Class K
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20

Net asset value, beginning of period	$18.70	$17.42	$18.50	$22.84	$19.93	$19.36
Net investment income(a)	0.47	0.51	0.37	0.28	0.12	0.19
Net realized and unrealized gain (loss)	1.43	1.08	(0.44)	(2.44)	3.83	1.73
Net increase (decrease) from investment operations	1.90	1.59	(0.07)	(2.16)	3.95	1.92
Distributions(b)
From net investment income	(0.26)	(0.31)	(0.00)(c)	(0.29)	(0.16)	(0.12)
From net realized gain	(1.20)	—	(1.01)	(1.89)	(0.88)	(1.23)
Total distributions	(1.46)	(0.31)	(1.01)	(2.18)	(1.04)	(1.35)
Net asset value, end of period	$19.14	$18.70	$17.42	$18.50	$22.84	$19.93
Total Return(d)
Based on net asset value	10.38%(e)	9.20%	(0.03)%	(10.51)%	20.16%(f)	10.28%(e)
Ratios to Average Net Assets(g)
Total expenses	0.79%	0.78%	0.79%	0.80%	0.78%(h)	0.78%
Total expenses after fees waived and/or reimbursed	0.76%	0.75%	0.75%	0.75%	0.72%(h)	0.74%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and professional fees for foreign withholding tax claims	0.76%	0.74%	0.74%	0.73%	0.71%(h)	0.73%
Net investment income	2.43%	2.84%	2.17%	1.31%	1.13%(h)	0.98%
Supplemental Data
Net assets, end of period (000)	$1,117,619	$1,119,146	$1,248,515	$1,470,032	$1,849,652	$1,329,363
Portfolio turnover rate(i)(j)	138%	173%	174%	124%	58%	193%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20

Portfolio turnover rate (excluding MDRs)	133%	130%	139%	112%	58%	193%

(j)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Consolidated Financial Highlights  (continued)
(For a share outstanding throughout each period)

	BlackRock Global Allocation Fund, Inc. (continued)
	Class R
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20

Net asset value, beginning of period	$17.26	$16.04	$17.19	$21.37	$18.64	$18.24
Net investment income(a)	0.31	0.35	0.23	0.12	0.04	0.06
Net realized and unrealized gain (loss)	1.31	1.00	(0.42)	(2.28)	3.58	1.63
Net increase (decrease) from investment operations	1.62	1.35	(0.19)	(2.16)	3.62	1.69
Distributions(b)
From net investment income	(0.17)	(0.13)	(0.00)(c)	(0.13)	(0.01)	(0.06)
From net realized gain	(1.15)	—	(0.96)	(1.89)	(0.88)	(1.23)
Total distributions	(1.32)	(0.13)	(0.96)	(2.02)	(0.89)	(1.29)
Net asset value, end of period	$17.56	$17.26	$16.04	$17.19	$21.37	$18.64
Total Return(d)
Based on net asset value	9.63%(e)	8.46%	(0.75)%	(11.15)%	19.74%(f)	9.54%(e)
Ratios to Average Net Assets(g)
Total expenses	1.49%	1.48%	1.49%	1.50%	1.47%(h)	1.47%
Total expenses after fees waived and/or reimbursed	1.46%	1.45%	1.45%	1.46%	1.41%(h)	1.42%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and professional fees for foreign withholding tax claims	1.45%	1.44%	1.44%	1.44%	1.40%(h)	1.41%
Net investment income	1.75%	2.14%	1.46%	0.62%	0.43%(h)	0.31%
Supplemental Data
Net assets, end of period (000)	$255,931	$273,282	$304,620	$329,831	$443,409	$405,400
Portfolio turnover rate(i)(j)	138%	173%	174%	124%	58%	193%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20

Portfolio turnover rate (excluding MDRs)	133%	130%	139%	112%	58%	193%

(j)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
Consolidated Financial Highlights

Notes to Consolidated Financial Statements

1.
ORGANIZATION
BlackRock Global Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of BlackRock Cayman Global Allocation Fund I, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $440,149,735, which is 2.8% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of the Fund include the account of BlackRock Global Allocation Fund Subsidiary LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of the Fund. The Taxable Subsidiary enables the Fund to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for the Fund. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for the Fund. Taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $23,403,673, which is 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)

prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  Distributions from net investment income are declared and paid annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.  Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated  Statement of Operations.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Fund (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements  (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)

(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of April 30, 2025, certain investments of the Fund were fair valued using NAV as a practical expedient (or its equivalent) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements  (continued)

can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)

with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund, Inc.	CML La Quinta Resort	$1,446,282	$ 1,443,706	$1,446,282	$ 2,576
	Platea BC Bidco AB	506,536	543,792	573,382	29,590
					$ 32,166
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of April 30, 2025, the Fund had outstanding commitments of USD 54,019,431 and GBP 1,050,000. These commitments are not included in the net assets of the Fund as of April 30, 2025.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements  (continued)

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BMO Capital Markets Corp.	$ 5,223,491	$ (5,223,491)	$ —	$ —
BofA Securities, Inc.	254,338	(254,338)	—	—
Citigroup Global Markets, Inc.	9,098,500	(9,098,500)	—	—
Goldman Sachs & Co. LLC	17,586,431	(17,586,431)	—	—
J.P. Morgan Securities LLC	693,588	(693,588)	—	—
Jefferies LLC	4,282,252	(4,282,252)	—	—
Morgan Stanley	17,641,849	(17,641,849)	—	—
State Street Bank & Trust Co.	7,595,658	(7,595,658)	—	—
	$ 62,376,107	$ (62,376,107)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Consolidated Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk), foreign currencies (foreign currency exchange rate risk) or bitcoin (commodity risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. The Fund may invest in cash-settled bitcoin futures that are traded on commodity exchanges registered with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
•Swaptions — The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
•Foreign currency options — The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
•Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration,
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements  (continued)

repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)

under the terms of its agreement with such counterparty,  the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.75% of the average daily value of the Fund’s net assets.
The Manager provides investment management and other services to the Cayman Subsidiary and Taxable Subsidiary. The Manager does not receive separate compensation from the Cayman Subsidiary and Taxable Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Cayman Subsidiary and Taxable Subsidiary.
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Investor A	Investor C	Class R	Total
Service and distribution fees — class specific	$ 21,111,790	$ 3,216,623	$ 1,354,090	$ 25,682,503
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended April 30, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
	Institutional	Investor A	Investor C	Class K	Class R	Total
Reimbursed amounts	$ 23,734	$ 264,821	$ 57,465	$ 3,618	$ 2,214	$ 351,852
For the year ended April 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Class R	Total
Transfer agent fees — class specific	$ 6,936,688	$ 7,648,335	$ 469,864	$ 43,107	$ 547,286	$ 15,645,280
Other Fees:  For the year ended April 30, 2025, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $47,274.
For the year ended April 30, 2025, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
BlackRock Global Allocation Fund, Inc.	$ 29,616	$ 18,021
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements  (continued)

Expense Waivers and Reimbursements:  The Manager contractually agreed to waive a portion of its investment advisory fees payable by the Fund through June 30, 2026, so that the Manager receives such fee as a percentage of average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $10 billion	0.75%
$10 billion — $15 billion	0.69
$15 billion — $20 billion	0.68
$20 billion — $25 billion	0.67
$25 billion — $30 billion	0.65
$30 billion — $40 billion	0.63
$40 billion — $60 billion	0.62
$60 billion — $80 billion	0.61
Greater than $80 billion	0.60
The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended April 30, 2025, the Manager waived $4,260,621 pursuant to this agreement.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the year ended April 30, 2025, the amount waived was $224,656.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds and other exchange-traded products sponsored by BlackRock or its affiliates that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.  This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.  For the year ended April 30, 2025, the Manager waived $890,668 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, the Fund retained 82% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the year ended April 30, 2025, the Fund paid BIM $163,705 for securities lending agent services.

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statement of Operations.
Other Transactions:  During the year ended April 30, 2025, the Fund received a reimbursement of $6,294 from an affiliate, which is included in payments by affiliates in the Consolidated Statement of Operations, related to an operating event.
7.
 PURCHASES AND SALES
For the year ended April 30, 2025, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
BlackRock Global Allocation Fund, Inc.	$ 1,476,183,069	$ 1,584,461,800	$ 20,798,739,757	$ 22,478,250,785
For the year ended April 30, 2025, purchases and sales related to mortgage dollar rolls were $869,063,822 and $868,657,560, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses and income recognized from the Fund’s wholly owned subsidiary were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
BlackRock Global Allocation Fund, Inc.	$ (3,851,658)	$ 3,851,658
The tax character of distributions paid was as follows:
Fund Name	Year Ended 04/30/25	Year Ended 04/30/24
BlackRock Global Allocation Fund, Inc.
Ordinary income	$ 1,137,759,429	$ 234,702,926
Long-term capital gains	85,838,786	—
	$ 1,223,598,215	$ 234,702,926
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements  (continued)

As of April 30, 2025, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
BlackRock Global Allocation Fund, Inc.	$ 605,769,957	$ 188,463,091	$ 1,885,217,992	$ 2,679,451,040

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, the characterization of corporate actions, classification of investments and the realization for tax purposes of unrealized gains on constructive sales.

As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund, Inc.	$ 13,408,144,105	$ 3,715,864,508	$ (1,132,234,959)	$ 2,583,629,549
9.
BANK BORROWINGS
The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed.  These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended April 30, 2025, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments.  An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless

2025 BlackRock Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements  (continued)

of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements  (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 04/30/25		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Global Allocation Fund, Inc.
Institutional
Shares sold	35,391,531	$ 682,134,121	45,676,638	$ 819,539,249
Shares issued in reinvestment of distributions	23,691,399	449,225,220	5,409,861	98,438,511
Shares redeemed	(91,464,237)	(1,764,995,390)	(102,327,371)	(1,831,964,896)
	(32,381,307)	$ (633,636,049)	(51,240,872)	$ (913,987,136)
Investor A
Shares sold and automatic conversion of shares	16,958,425	$ 323,993,678	23,762,373	$ 423,980,013
Shares issued in reinvestment of distributions	29,658,780	557,168,018	5,144,258	93,015,372
Shares redeemed	(81,958,639)	(1,565,937,841)	(97,996,438)	(1,740,634,275)
	(35,341,434)	$ (684,776,145)	(69,089,807)	$ (1,223,638,890)
Investor C
Shares sold	1,329,774	$ 21,779,728	1,605,107	$ 24,768,320
Shares issued in reinvestment of distributions	1,467,636	23,692,151	129,374	2,032,461
Shares redeemed and automatic conversion of shares	(8,092,687)	(133,131,981)	(14,226,901)	(217,801,460)
	(5,295,277)	$ (87,660,102)	(12,492,420)	$ (191,000,679)
Class K
Shares sold	11,494,813	$ 223,200,371	12,205,657	$ 218,301,612
Shares issued in reinvestment of distributions	4,489,427	85,025,950	1,158,444	21,050,984
Shares redeemed	(17,451,888)	(337,526,665)	(25,198,306)	(453,598,187)
	(1,467,648)	$ (29,300,344)	(11,834,205)	$ (214,245,591)
Class R
Shares sold	1,581,537	$ 28,022,835	1,807,821	$ 30,105,882
Shares issued in reinvestment of distributions	1,145,096	19,972,161	130,878	2,213,164
Shares redeemed	(3,985,551)	(70,559,164)	(5,093,199)	(84,376,867)
	(1,258,918)	$ (22,564,168)	(3,154,500)	$ (52,057,821)
	(75,744,584)	$ (1,457,936,808)	(147,811,804)	$ (2,594,930,117)
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

2025 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of BlackRock Global Allocation Fund, Inc.:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of BlackRock Global Allocation Fund, Inc. (the “Fund”), including the consolidated schedule of investments, as of April 30, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the four years in the period then ended, for the period from November 1, 2020 through April 30, 2021, and for the period ended October 31, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, for the period from November 1, 2020 through April 30, 2021, and for the period ended October 31, 2020, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:
Fund Name	Qualified Dividend Income
BlackRock Global Allocation Fund, Inc.	$ 139,146,055
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2025:
Fund Name	Qualified Business Income
BlackRock Global Allocation Fund, Inc.	$ 1,977,717
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended April 30, 2025:
Fund Name	20% Rate Long-Term Capital Gain Dividends
BlackRock Global Allocation Fund, Inc.	$ 85,838,786
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April 30, 2025:
Fund Name	Federal Obligation Interest
BlackRock Global Allocation Fund, Inc.	$ 9,918,370
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2025 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
BlackRock Global Allocation Fund, Inc.	4.41%
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2025:
Fund Name	Interest Dividends
BlackRock Global Allocation Fund, Inc.	$ 264,157,696
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2025:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
BlackRock Global Allocation Fund, Inc.	$ 128,830,767	$ 943,016,527

2025 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Fund is paid by the Fund, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock (Singapore) Limited
079912 Singapore
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
State Street Bank and Trust Company
Boston, MA 02114
Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ADR	American Depositary Receipt
ARB	Airport Revenue Bonds
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CVR	Contingent Value Right
DAC	Designated Activity Company
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium-Term Note
JIBAR	Johannesburg Interbank Average Rate
JSC	Joint Stock Company
LP	Limited Partnership
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PIK	Payment-in-Kind
PJSC	Public Joint Stock Company
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bonds
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
ST	Special Tax
STACR	Structured Agency Credit Risk
TIIEFONDEO	MXN Overnight TIIE Funding Rate
WIBOR	Warsaw Interbank Offered Rate
Glossary of Terms Used in these Financial Statements

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8	– Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9	– Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10	– Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11	– Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13	– Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15	– Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16	– Controls and Procedures

   (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

   (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17	– Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18	– Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19	– Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

   (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: June 25, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: June 25, 2025